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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Asset Allocation Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 59.0%
International 2.1%
Columbia Overseas Value Fund, Class I Shares (a)	214,710	$1,940,979
U.S. Large Cap 51.0%
Columbia Contrarian Core Fund, Class I Shares (a)	863,391	17,967,160
Columbia Large Core Quantitative Fund, Class I Shares (a)	2,096,874	18,116,993
Columbia Large Growth Quantitative Fund, Class I Shares (a)	437,158	3,794,528
Columbia Large Value Quantitative Fund, Class I Shares (a)	208,912	1,915,726
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	162,193	3,141,682
Columbia Select Large-Cap Value Fund, Class I Shares (a)	148,803	3,333,173
Total		48,269,262
U.S. Mid Cap 5.9%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	84,928	2,731,293
Columbia Mid Cap Value Fund, Class I Shares (a)	151,773	2,847,258
Total		5,578,551
Total Equity Funds (Cost: $46,682,540)		$55,788,792

Fixed-Income Funds 37.0%
Convertible 3.0%
Columbia Convertible Securities Fund, Class I Shares (a)	148,842	2,819,080

	Shares	Value

Fixed-Income Funds (continued)
Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	171,022	$1,913,734
Investment Grade 32.0%
Columbia Corporate Income Fund, Class I Shares (a)	846,419	8,565,763
Columbia Income Opportunities Fund, Class I Shares (a)	419,823	4,282,192
Columbia Limited Duration Credit Fund, Class I Shares (a)	285,460	2,843,180
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	1,228,828	6,635,673
Columbia U.S. Treasury Index Fund, Class I Shares (a)	725,020	7,960,717
Total		30,287,525
Total Fixed-Income Funds (Cost: $34,013,287)		$35,020,339

Alternative Investment Funds 3.0%
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	286,347	2,840,563
Total Alternative Investment Funds (Cost: $2,850,511)		$2,840,563

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.094%(a)(c)	918,359	918,359
Total Money Market Funds (Cost: $918,359)		$918,359
Total Investments
(Cost: $84,464,697) (d)		$94,568,053(e)
Other Assets & Liabilities, Net		1,368
Net Assets		$94,569,421

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, cash totaling $47,575 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 EMINI	11	USD	1,025,530	06/2014	17,408	—

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	1,933,498	79	(1,793,043)	(140,534)	—	—	—

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	2,830,451	42,091	(21,659)	(372)	2,850,511	—	2,840,563
Columbia Contrarian Core Fund, Class I Shares	7,150,763	8,419,683	(402,366)	3,115	15,171,195	—	17,967,160
Columbia Convertible Securities Fund, Class I Shares	2,358,696	16,195	(209,138)	40,095	2,205,848	16,195	2,819,080
Columbia Corporate Income Fund, Class I Shares	8,427,978	105,204	(250,870)	(6,888)	8,275,424	69,311	8,565,763
Columbia Emerging Markets Bond Fund, Class I Shares	1,934,432	30,818	(28,754)	(2,991)	1,933,505	24,708	1,913,734
Columbia Emerging Markets Fund, Class I Shares	4,688,604	2,085	(4,689,977)	(712)	—	—	—
Columbia Greater China Fund, Class I Shares	1,144,383	6	(950,627)	(193,762)	—	—	—
Columbia Income Opportunities Fund, Class I Shares	4,144,597	57,043	(129,318)	606	4,072,928	55,868	4,282,192
Columbia International Bond Fund, Class I Shares	1,921,886	28	(1,875,207)	(46,707)	—	—	—
Columbia Large Cap Growth Fund, Class I Shares	3,363,573	—	(4,898,816)	1,535,243	—	—	—
Columbia Large Core Quantitative Fund, Class I Shares	6,891,634	8,472,615	(394,314)	1,363	14,971,298	—	18,116,993
Columbia Large Growth Quantitative Fund, Class I Shares	3,774,357	173	(138,772)	(82)	3,635,676	—	3,794,528
Columbia Large Value Quantitative Fund, Class I Shares	1,530,530	131	(90,012)	2,668	1,443,317	—	1,915,726
Columbia Limited Duration Credit Fund, Class I Shares	2,869,367	37,003	(53,035)	(460)	2,852,875	14,198	2,843,180
Columbia Mid Cap Growth Fund, Class I Shares	3,372,459	8	(1,756,404)	417,969	2,034,032	—	2,731,293
Columbia Mid Cap Value Fund, Class I Shares	3,174,079	4,139	(1,759,861)	477,041	1,895,398	4,121	2,847,258
Columbia Overseas Value Fund, Class I Shares	1,681,657	12,788	(82,834)	9,026	1,620,637	—	1,940,979
Columbia Select Large Cap Growth Fund, Class I Shares	3,311,763	7	(292,969)	19,239	3,038,040	—	3,141,682
Columbia Select Large-Cap Value Fund, Class I Shares	3,050,669	14	(185,800)	8,064	2,872,947	—	3,333,173
Columbia Short-Term Cash Fund, 0.094%	1,857,479	295,277	(1,234,397)	—	918,359	358	918,359
Columbia Small Cap Growth Fund I, Class I Shares	2,596,081	—	(2,974,002)	377,921	—	—	—
Columbia Small Cap Value Fund I, Class I Shares	826,413	—	(973,817)	147,404	—	—	—
Columbia Small Cap Value Fund II, Class I Shares	1,507,259	—	(1,949,902)	442,643	—	—	—
Columbia U.S. Government Mortgage Fund, Class I Shares	6,730,551	98,464	(122,769)	(8,211)	6,698,035	55,218	6,635,673
Columbia U.S. Treasury Index Fund, Class I Shares	1,403,892	6,840,778	(265,341)	(4,657)	7,974,672	17,812	7,960,717
Total	84,477,051	24,434,629	(27,524,004)	3,077,021	84,464,697	257,789	94,568,053

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(d)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $84,465,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,219,000
Unrealized Depreciation	(116,000)
Net Unrealized Appreciation	$10,103,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	55,788,792	—	—	55,788,792
Fixed-Income Funds	35,020,339	—	—	35,020,339
Alternative Investment Funds	2,840,563	—	—	2,840,563
Money Market Funds	918,359	—	—	918,359
Total Mutual Funds	94,568,053	—	—	94,568,053
Investments in Securities	94,568,053	—	—	94,568,053
Derivatives
Assets
Futures Contracts	17,408	—	—	17,408
Total	94,585,461	—	—	94,585,461

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Contrarian Core Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%
CONSUMER DISCRETIONARY 10.9%
Auto Components 1.6%
Delphi Automotive PLC	485,388	$32,938,430
Hotels, Restaurants & Leisure 2.0%
ARAMARK Holdings Corp.	414,347	11,982,915
Wynn Resorts Ltd.	51,733	11,492,486
Yum! Brands, Inc.	235,720	17,770,931
Total		41,246,332
Media 5.6%
Cbs Outdoor Americas, Inc. (a)	34,042	995,728
Comcast Corp., Class A	728,529	36,441,021
DIRECTV (a)	165,295	12,631,844
Discovery Communications, Inc., Class A (a)	240,773	19,911,927
Viacom, Inc., Class B	502,049	42,669,145
Total		112,649,665
Specialty Retail 1.7%
Dick’s Sporting Goods, Inc.	144,225	7,876,127
Lowe’s Companies, Inc.	372,670	18,223,563
Ulta Salon Cosmetics & Fragrance, Inc. (a)	74,590	7,271,033
Total		33,370,723
TOTAL CONSUMER DISCRETIONARY		220,205,150
CONSUMER STAPLES 11.4%
Beverages 2.7%
Diageo PLC, ADR	143,807	17,916,914
PepsiCo, Inc.	445,793	37,223,716
Total		55,140,630
Food & Staples Retailing 3.3%
CVS Caremark Corp.	580,647	43,467,234
Walgreen Co.	361,095	23,843,103
Total		67,310,337
Household Products 3.0%
Procter & Gamble Co. (The)	748,312	60,313,947
Tobacco 2.4%
Philip Morris International, Inc.	599,031	49,042,668
TOTAL CONSUMER STAPLES		231,807,582

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 9.4%
Energy Equipment & Services 2.7%
Cameron International Corp. (a)	346,885	$21,427,087
Halliburton Co.	580,489	34,184,997
Total		55,612,084
Oil, Gas & Consumable Fuels 6.7%
Canadian Natural Resources Ltd.	577,430	22,155,989
Chevron Corp.	436,642	51,921,100
ConocoPhillips	237,595	16,714,808
Kinder Morgan, Inc.	540,251	17,552,755
Newfield Exploration Co. (a)	268,985	8,435,370
Noble Energy, Inc.	266,284	18,916,815
Total		135,696,837
TOTAL ENERGY		191,308,921
FINANCIALS 17.0%
Banks 10.8%
Bank of America Corp.	2,136,335	36,744,962
Citigroup, Inc.	1,288,252	61,320,795
JPMorgan Chase & Co.	1,206,543	73,249,226
Wells Fargo & Co.	947,058	47,106,665
Total		218,421,648
Capital Markets 2.0%
BlackRock, Inc.	94,269	29,645,715
State Street Corp.	168,449	11,715,628
Total		41,361,343
Diversified Financial Services 2.2%
Berkshire Hathaway, Inc., Class B (a)	348,266	43,522,802
Insurance 1.4%
Aon PLC	328,941	27,723,147
Real Estate Management & Development 0.6%
Realogy Holdings Corp. (a)	283,660	12,325,027
TOTAL FINANCIALS		343,353,967
HEALTH CARE 13.6%
Biotechnology 1.2%
Celgene Corp. (a)	171,682	23,966,807
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	782,231	30,123,716

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Covidien PLC	477,037	$35,138,545
Total		65,262,261
Health Care Providers & Services 4.4%
Cardinal Health, Inc.	583,861	40,858,593
CIGNA Corp.	213,920	17,911,521
Express Scripts Holding Co. (a)	394,766	29,642,979
Total		88,413,093
Pharmaceuticals 4.8%
Johnson & Johnson	529,738	52,036,164
Pfizer, Inc.	924,129	29,683,024
Salix Pharmaceuticals Ltd. (a)	147,045	15,235,332
Total		96,954,520
TOTAL HEALTH CARE		274,596,681
INDUSTRIALS 11.1%
Aerospace & Defense 3.9%
Honeywell International, Inc.	489,240	45,381,902
United Technologies Corp.	286,444	33,468,117
Total		78,850,019
Air Freight & Logistics 0.6%
FedEx Corp.	95,473	12,655,901
Commercial Services & Supplies 1.2%
Tyco International Ltd.	571,603	24,235,967
Electrical Equipment 1.9%
Eaton Corp. PLC	506,150	38,021,988
Industrial Conglomerates 2.1%
General Electric Co.	1,658,812	42,946,643
Professional Services 0.8%
Nielsen Holdings NV	357,343	15,948,218
Road & Rail 0.6%
Kansas City Southern	120,975	12,346,709
TOTAL INDUSTRIALS		225,005,445

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 20.6%
Communications Equipment 1.6%
QUALCOMM, Inc.	397,578	$31,353,001
Internet Software & Services 5.0%
eBay, Inc. (a)	538,641	29,754,529
Equinix, Inc. (a)	66,895	12,364,872
Google, Inc., Class A (a)	53,751	59,906,027
Total		102,025,428
IT Services 2.2%
MasterCard, Inc., Class A	429,325	32,070,578
Teradata Corp. (a)	250,339	12,314,175
Total		44,384,753
Semiconductors & Semiconductor Equipment 2.0%
Broadcom Corp., Class A	779,300	24,532,364
Skyworks Solutions, Inc. (a)	424,450	15,925,364
Total		40,457,728
Software 3.6%
Electronic Arts, Inc. (a)	703,133	20,397,889
Intuit, Inc.	378,955	29,456,172
Microsoft Corp.	543,582	22,281,426
Total		72,135,487
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	156,852	84,188,742
EMC Corp.	1,172,768	32,145,571
Hewlett-Packard Co.	309,545	10,016,876
Total		126,351,189
TOTAL INFORMATION TECHNOLOGY		416,707,586
MATERIALS 1.2%
Chemicals 1.0%
Dow Chemical Co. (The)	416,071	20,216,890
Paper & Forest Products 0.2%
Louisiana-Pacific Corp. (a)	243,795	4,112,822
TOTAL MATERIALS		24,329,712

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.7%
Verizon Communications, Inc.	1,165,306	$55,433,606
TOTAL TELECOMMUNICATION SERVICES		55,433,606
Total Common Stocks (Cost: $1,725,708,245)		$1,982,748,650

	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	43,051,601	$43,051,601
Total Money Market Funds (Cost: $43,051,601)		$43,051,601
Total Investments
(Cost: $1,768,759,846)		$2,025,800,251(d	)
Other Assets & Liabilities, Net		(283,464)
Net Assets		$2,025,516,787

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	42,260,925	384,469,666	(383,678,990)	43,051,601	11,834	43,051,601

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	220,205,150	—	—	220,205,150
Consumer Staples	231,807,582	—	—	231,807,582
Energy	191,308,921	—	—	191,308,921
Financials	343,353,967	—	—	343,353,967
Health Care	274,596,681	—	—	274,596,681
Industrials	225,005,445	—	—	225,005,445
Information Technology	416,707,586	—	—	416,707,586
Materials	24,329,712	—	—	24,329,712
Telecommunication Services	55,433,606	—	—	55,433,606
Total Equity Securities	1,982,748,650	—	—	1,982,748,650
Mutual Funds
Money Market Funds	43,051,601	—	—	43,051,601
Total Mutual Funds	43,051,601	—	—	43,051,601
Total	2,025,800,251	—	—	2,025,800,251

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Core Bond Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 26.7%
Aerospace & Defense 0.3%
L-3 Communications Corp.
02/15/21	4.950%	$3,345,000	$3,582,649
Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%	1,235,000	1,259,148
Total			4,841,797
Automotive 1.0%
Ford Motor Credit Co. LLC
Senior Unsecured
06/15/16	3.984%	8,033,000	8,511,598
01/17/17	1.500%	6,634,000	6,614,251
01/15/20	8.125%	1,105,000	1,393,399
Total			16,519,248
Banking 4.3%
BNP Paribas SA (a)(b)
06/29/49	5.186%	3,739,000	3,837,149
Bank of America Corp.
Senior Unsecured
01/11/23	3.300%	3,730,000	3,596,052
Subordinated Notes
05/02/17	5.700%	2,425,000	2,697,194
Bank of Montreal Senior Unsecured
01/25/19	2.375%	1,134,000	1,139,303
Bank of New York Mellon Corp. (The) (a)
12/29/49	4.500%	2,575,000	2,336,812
Barclays Bank PLC (a)(b)
09/29/49	7.434%	1,915,000	2,130,438
Discover Financial Services
Senior Unsecured
04/27/22	5.200%	1,110,000	1,188,830
11/21/22	3.850%	2,635,000	2,586,582
HSBC Holdings PLC Senior Unsecured
01/14/22	4.875%	750,000	821,041
HSBC USA, Inc. Subordinated Notes
09/27/20	5.000%	4,670,000	5,092,518
ING Bank NV Senior Unsecured (b)
03/15/16	4.000%	4,770,000	5,041,637
JPMorgan Chase Capital XXI (a)
02/02/37	1.188%	1,020,000	798,262
JPMorgan Chase Capital XXIII (a)
05/15/47	1.236%	9,880,000	7,508,800
KeyCorp Senior Unsecured
03/24/21	5.100%	7,365,000	8,220,806

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
M&T Bank Corp.
12/31/49	6.875%	$4,551,000	$4,551,769
Mellon Capital IV (a)
06/29/49	4.000%	180,000	153,360
Royal Bank of Scotland Group PLC Senior Unsecured
09/18/15	2.550%	3,170,000	3,237,233
State Street Corp.
03/15/18	4.956%	6,420,000	6,993,935
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	13,813,000	13,285,412
Total			75,217,133
Chemicals 0.8%
Lubrizol Corp.
02/01/19	8.875%	3,535,000	4,566,456
LyondellBasell Industries NV
Senior Unsecured
04/15/19	5.000%	2,728,000	3,037,516
11/15/21	6.000%	5,775,000	6,764,558
Total			14,368,530
Diversified Manufacturing 0.6%
General Electric Co.
Senior Unsecured
10/09/22	2.700%	7,169,000	6,948,237
10/09/42	4.125%	3,142,000	3,019,126
03/11/44	4.500%	1,220,000	1,238,926
Total			11,206,289
Electric 4.3%
Alabama Power Co.
Senior Unsecured
03/15/41	5.500%	2,045,000	2,360,290
01/15/42	4.100%	695,000	667,532
Commonwealth Edison Co.
1st Mortgage
09/15/17	6.150%	2,035,000	2,340,946
08/01/20	4.000%	5,000,000	5,336,145
Senior Unsecured
07/15/18	6.950%	1,130,000	1,323,890
DTE Electric Co. Senior Secured
10/01/20	3.450%	4,010,000	4,161,013
Duke Energy Carolinas LLC 1st Mortgage
10/01/15	5.300%	430,000	459,488
Duke Energy Ohio, Inc. 1st Mortgage
09/01/23	3.800%	12,097,000	12,528,681

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Duke Energy Progress, Inc. 1st Mortgage
03/30/44	4.375%	$1,155,000	$1,158,570
FirstEnergy Corp. Senior Unsecured
03/15/23	4.250%	1,350,000	1,309,418
Georgia Power Co.
Senior Unsecured
06/01/17	5.700%	1,452,000	1,643,947
09/01/40	4.750%	580,000	597,155
MidAmerican Energy Co. (c)
1st Mortgage
10/15/24	3.500%	4,485,000	4,463,068
10/15/44	4.400%	2,705,000	2,688,743
Nevada Power Co.
09/15/40	5.375%	5,610,000	6,387,157
Niagara Mohawk Power Corp. Senior Unsecured (b)
08/15/19	4.881%	2,677,000	2,962,347
Oncor Electric Delivery Co. LLC
Senior Secured
06/01/22	4.100%	835,000	874,839
12/01/41	4.550%	4,805,000	4,785,203
PPL Capital Funding, Inc.
06/01/18	1.900%	1,545,000	1,519,897
06/01/23	3.400%	8,785,000	8,498,829
Pacific Gas & Electric Co.
Senior Unsecured
06/15/23	3.250%	3,307,000	3,198,160
01/15/40	5.400%	639,000	699,718
Peco Energy Co. 1st Mortgage
03/01/18	5.350%	3,445,000	3,882,357
Southern California Edison Co. 1st Refunding Mortgage
09/01/40	4.500%	1,285,000	1,309,749
Total			75,157,142
Entertainment 0.2%
Time Warner, Inc.
11/15/36	6.500%	2,575,000	3,053,033
Food and Beverage 0.6%
Heineken NV Senior Unsecured (b)
10/01/17	1.400%	8,080,000	8,044,698
PepsiCo, Inc. Senior Unsecured
01/15/20	4.500%	2,950,000	3,235,516
Total			11,280,214

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Foreign Agencies 0.1%
Nexen Energy ULC
05/15/37	6.400%	$975,000	$1,121,741
Gas Distributors 0.2%
Sempra Energy
Senior Unsecured
06/01/16	6.500%	2,990,000	3,328,366
12/01/23	4.050%	976,000	997,562
Total			4,325,928
Gas Pipelines 2.4%
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	6,661,000	7,053,286
Enterprise Products Operating LLC
08/13/15	1.250%	5,245,000	5,279,717
03/15/23	3.350%	2,380,000	2,321,533
Kinder Morgan Energy Partners LP Senior Unsecured
03/01/21	3.500%	2,870,000	2,858,675
NiSource Finance Corp.
09/15/17	5.250%	1,900,000	2,113,654
02/15/23	3.850%	4,695,000	4,651,543
12/15/40	6.250%	770,000	876,677
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	1,950,000	2,051,967
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	3,755,000	4,967,257
TransCanada PipeLines Ltd. (a)
05/15/67	6.350%	5,193,000	5,379,948
Williams Partners LP Senior Unsecured
04/15/40	6.300%	3,020,000	3,431,620
Total			40,985,877
Healthcare Insurance 0.1%
WellPoint, Inc. Senior Unsecured
01/15/23	3.300%	1,315,000	1,261,064
Independent Energy 1.0%
Canadian Natural Resources Ltd. Senior Unsecured
03/15/38	6.250%	2,730,000	3,265,217
Continental Resources, Inc.
09/15/22	5.000%	4,185,000	4,394,250
04/15/23	4.500%	2,449,000	2,536,361

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Hess Corp. Senior Unsecured
08/15/31	7.300%	$5,660,000	$7,154,149
Total			17,349,977
Integrated Energy 1.2%
BP Capital Markets PLC
02/10/24	3.814%	4,440,000	4,479,707
Chevron Corp.
Senior Unsecured
12/05/22	2.355%	2,250,000	2,114,415
06/24/23	3.191%	1,820,000	1,797,938
Shell International Finance BV
08/21/22	2.375%	12,950,000	12,193,047
Total			20,585,107
Life Insurance 1.3%
MetLife Capital Trust X (b)
04/08/38	9.250%	4,184,000	5,481,040
MetLife, Inc.
08/01/39	10.750%	2,910,000	4,408,650
Prudential Financial, Inc. (a)
06/15/38	8.875%	10,325,000	12,648,125
Total			22,537,815
Media Cable 0.1%
Time Warner Cable, Inc.
05/01/37	6.550%	510,000	592,329
09/01/41	5.500%	1,970,000	2,053,942
Total			2,646,271
Media Non-Cable 0.3%
21st Century Fox America, Inc.
12/15/35	6.400%	2,880,000	3,441,721
Reed Elsevier Capital, Inc.
10/15/22	3.125%	2,605,000	2,499,107
Total			5,940,828
Metals 0.5%
Nucor Corp. Senior Unsecured
08/01/23	4.000%	5,475,000	5,460,239
Vale Overseas Ltd.
11/21/36	6.875%	3,090,000	3,292,324
Total			8,752,563
Non-Captive Diversified 0.9%
GE Capital Trust I (a)
11/15/67	6.375%	1,384,000	1,522,400
General Electric Capital Corp.
Senior Unsecured
09/07/22	3.150%	2,347,000	2,318,794

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
01/09/23	3.100%	$10,120,000	$9,902,926
General Electric Capital Corp. (a)
Subordinated Notes
11/15/67	6.375%	1,333,000	1,466,300
Total			15,210,420
Oil Field Services 0.3%
Halliburton Co. Senior Unsecured
09/15/18	5.900%	3,561,000	4,131,084
Weatherford International Ltd.
03/15/38	7.000%	1,255,000	1,480,279
Total			5,611,363
Other Industry 0.2%
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	505,000	543,919
President and Fellows of Harvard College (b)
01/15/39	6.500%	2,435,000	3,221,335
Total			3,765,254
Pharmaceuticals 0.5%
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	5,732,000	6,276,339
Novartis Capital Corp.
05/06/24	3.400%	2,065,000	2,060,753
Total			8,337,092
Property & Casualty 0.2%
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	3,105,000	4,094,092
Railroads 0.6%
BNSF Funding Trust I (a)
12/15/55	6.613%	2,816,000	3,111,680
Burlington Northern Santa Fe LLC Senior Unsecured
08/15/30	7.950%	1,655,000	2,244,425
CSX Corp. Senior Unsecured
05/30/42	4.750%	735,000	747,937
Union Pacific Corp.
Senior Unsecured
08/15/18	5.700%	1,191,000	1,363,534
02/15/19	2.250%	2,525,000	2,524,750
Total			9,992,326

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
REITs 0.3%
Duke Realty LP
08/15/19	8.250%	$3,772,000	$4,670,328
Restaurants 0.6%
McDonald’s Corp.
Senior Unsecured
02/01/39	5.700%	2,150,000	2,520,378
07/15/40	4.875%	2,825,000	3,016,123
05/01/43	3.625%	1,795,000	1,579,756
Yum! Brands, Inc.
Senior Unsecured
11/01/23	3.875%	2,990,000	2,968,798
11/01/43	5.350%	85,000	88,781
Total			10,173,836
Supranational 0.3%
European Investment Bank Senior Unsecured
05/30/17	5.125%	3,985,000	4,478,981
Technology 0.8%
Corning, Inc. Senior Unsecured
03/15/42	4.750%	3,630,000	3,711,588
Oracle Corp.
Senior Unsecured
10/15/22	2.500%	9,857,000	9,271,533
07/15/23	3.625%	785,000	794,906
Total			13,778,027
Wireless 0.2%
Rogers Communications, Inc. Senior Unsecured
03/15/44	5.000%	2,711,000	2,729,378
Wirelines 2.5%
AT&T, Inc.
Senior Unsecured
06/15/16	5.625%	3,340,000	3,676,786
12/01/22	2.625%	13,690,000	12,728,839
Telefonica Emisiones SAU
04/27/18	3.192%	667,000	683,135
Verizon Communications, Inc.
Senior Unsecured
09/14/18	3.650%	11,337,000	12,068,599
04/01/21	4.600%	2,715,000	2,943,657
11/01/22	2.450%	3,855,000	3,513,023
03/15/24	4.150%	1,150,000	1,168,340
Verizon New England, Inc.
11/15/29	7.875%	895,000	1,099,257

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Verizon New York, Inc.
04/01/32	7.375%	$3,870,000	$4,619,921
Verizon Virginia LLC
10/01/29	8.375%	785,000	973,726
Total			43,475,283
Total Corporate Bonds & Notes (Cost: $462,172,872)			$463,466,937

Residential Mortgage-Backed Securities - Agency 28.0%
Federal Home Loan Mortgage Corp. (d)
06/01/43	3.500%	9,346,773	9,404,722
05/01/41-06/01/41	4.500%	12,974,567	13,911,710
07/01/39	5.000%	1,102,145	1,200,272
06/01/33	5.500%	148,419	164,559
09/01/28-04/01/33	6.000%	265,856	297,232
04/01/30-04/01/32	7.000%	127,269	145,217
08/01/24	8.000%	11,522	13,237
01/01/25	9.000%	4,247	4,894
Federal Home Loan Mortgage Corp. (d)(e)
07/01/37	6.000%	3,561,279	4,152,187
Federal National Mortgage Association (c)(d)
04/16/29	2.500%	29,750,000	29,726,759
04/16/29-04/10/44	3.000%	77,045,000	75,711,812
04/16/29	3.500%	20,000,000	20,968,750
04/10/44	4.000%	22,000,000	22,866,250
04/10/44	4.500%	31,125,000	33,201,623
Federal National Mortgage Association (d)
05/01/28	2.500%	1,869,492	1,869,923
09/01/28-05/01/43	3.000%	18,024,931	17,607,714
03/01/41-08/01/43	3.500%	41,520,446	41,830,061
09/01/41-09/01/43	4.000%	29,982,087	31,181,295
05/01/39-01/01/42	4.500%	34,661,536	37,052,807
05/01/41-10/01/41	5.000%	11,178,330	12,242,987
02/01/29-09/01/36	5.500%	7,004,933	7,794,013
10/01/28-08/01/35	6.000%	3,071,973	3,475,942
05/01/29-07/01/38	7.000%	4,448,672	5,122,894
02/01/27-09/01/31	7.500%	63,943	72,600
11/01/21-04/01/22	8.000%	6,493	7,340
04/01/23	8.500%	7,974	8,603
06/01/24	9.000%	11,788	13,094

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2013-121 Class KD
08/25/41	3.500%	$19,706,272	$20,491,587
Federal National Mortgage Association (d)(f)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	55,170	1,733
Government National Mortgage Association (c)(d)
04/22/44	3.000%	27,240,000	26,784,580
04/22/44	3.500%	20,000,000	20,403,124
04/22/44	4.000%	24,500,000	25,732,656
Government National Mortgage Association (d)
03/15/39-06/15/41	4.500%	19,851,885	21,446,442
Total Residential Mortgage-Backed Securities - Agency (Cost: $487,237,935)			$484,908,619

Residential Mortgage-Backed Securities - Non-Agency 1.4%
BCAP LLC Trust CMO Series 2012-RR10 Class 9A1 (a)(b)(d)
10/26/35	2.654%	8,749,868	8,972,464
BCAP LLC (a)(b)(d)
05/26/47	0.364%	996,468	914,260
Citigroup Mortgage Loan Trust, Inc. (a)(b)(d)
CMO Series 2012-7 Class 12A1
03/25/36	2.614%	563,043	571,524
Citigroup Mortgage Loan Trust, Inc. (b)(d)
CMO Series 2012-A Class A
06/25/51	2.500%	1,065,129	1,038,757
Credit Suisse Mortgage Capital Certificates (a)(b)(d)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	407,261	413,561
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	419,249	425,523
CMO Series 2012-4R Class 8A1
06/27/47	2.819%	723,888	723,999
Jefferies & Co., Inc. CMO Series 2010-R7 Class 7A4 (a)(b)(d)
10/26/36	3.250%	235,882	234,654
Nomura Asset Acceptance Corp. (a)(d)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.669%	75,345	76,854
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	477,183	486,617
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(b)(d)
08/26/52	2.734%	335,034	336,748
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (a)(b)(d)
09/25/57	2.667%	611,394	623,753
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A (a)(d)
12/25/34	4.740%	69,722	71,343

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A (a)(d)
08/25/33	2.410%	$8,794,883	$8,920,571
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $23,871,821)			$23,810,628

Commercial Mortgage-Backed Securities - Non-Agency 7.9%
Aventura Mall Trust Series 2013-AVM Class A (a)(b)(d)
12/05/32	3.743%	9,395,000	9,778,729
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2004-5 Class A4 (a)(d)
11/10/41	4.936%	5,763,936	5,831,707
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4 (a)(d)
05/15/46	5.771%	6,875,000	7,617,012
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 (d)
10/15/49	5.431%	1,515,000	1,652,488
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (a)(d)
07/15/44	5.216%	870,713	914,178
Credit Suisse Commercial Mortgage Trust (a)(d)
Series 2006-C3 Class A3
06/15/38	5.792%	5,560,878	6,026,046
Series 2007-C3 Class A4
06/15/39	5.678%	5,902,416	6,427,069
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (a)(b)(d)
09/18/39	5.467%	1,088,113	1,176,145
DBRR Trust (b)(d)
Series 2012-EZ1 Class A
09/25/45	0.946%	541,025	541,793
09/25/45	1.393%	364,000	363,501
09/25/45	2.062%	1,610,191	1,612,844
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5 (a)(d)
06/10/48	4.772%	993,000	1,016,823
GS Mortgage Securities Corp. II Series 2007-GG10 Class A4 (a)(d)
08/10/45	5.819%	4,632,567	5,137,127
General Electric Capital Assurance Co. (a)(b)(d)
Series 2003-1 Class A4
05/12/35	5.254%	565,182	584,253
Series 2003-1 Class A5
05/12/35	5.743%	1,655,000	1,875,706
Greenwich Capital Commercial Funding Corp. (d)
Series 2007-GG11 Class A4
12/10/49	5.736%	6,458,000	7,196,548
Series 2007-GG9 Class A4

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
03/10/39	5.444%	$6,822,000	$7,473,767
JPMorgan Chase Commercial Mortgage Securities Corp. (d)
Series 2012-C6 Class A3
05/15/45	3.507%	3,000,000	3,037,527
Series 2012-LC9 Class A5
12/15/47	2.840%	2,000,000	1,912,551
JPMorgan Chase Commercial Mortgage Securities Trust (a)(d)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	597,252	610,486
Series 2006-LDP6 Class ASB
04/15/43	5.490%	814,608	832,943
JPMorgan Chase Commercial Mortgage Securities Trust (d)
Series 2005-LDP2 Class A3
07/15/42	4.697%	471,477	476,927
LB-UBS Commercial Mortgage Trust (d)
Series 2006-C1 Class A4
02/15/31	5.156%	1,571,000	1,668,532
Series 2007-C2 Class A3
02/15/40	5.430%	11,527,273	12,702,329
Merrill Lynch/Countrywide Commercial Mortgage Trust (a)(d)
Series 2007-6 Class A4
03/12/51	5.485%	6,894,000	7,591,039
Series 2007-8 Class A3
08/12/49	5.894%	7,750,000	8,656,238
Morgan Stanley Capital I, Inc. (a)(d)
Series 2007-IQ15 Class A4
06/11/49	5.908%	14,909,614	16,616,333
Morgan Stanley Capital I, Inc. (d)
Series 2007-IQ16 Class A4
12/12/49	5.809%	5,518,000	6,137,280
Morgan Stanley Re-Remic Trust (a)(b)(d)
Series 2010-GG10 Class A4A
08/15/45	5.819%	4,671,791	5,178,204
Series 2010-GG10 Class A4B
08/12/45	5.819%	1,580,000	1,738,728
Rialto Real Estate Fund Series 2013-LT2 Class A (b)(d)
05/22/28	2.833%	421,918	421,182
SMA 1 LLC Series 2012-LV1 Class A (b)(d)
08/20/25	3.500%	58,877	58,911
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (a)(d)
08/15/39	5.551%	372,483	380,368
WF-RBS Commercial Mortgage Trust Series 2012-C9 Class A3 (d)
11/15/45	2.870%	2,400,000	2,301,065
Wachovia Bank Commercial Mortgage Trust Series 2006-C24 Class A3 (a)(d)
03/15/45	5.558%	1,578,000	1,690,473
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $139,392,999)			$137,236,852

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency 3.6%
Small Business Administration Participation Certificates
Series 2012-20G Class 1
07/01/32	2.380%	$704,716	$678,124
Series 2012-20J Class 1
10/01/32	2.180%	3,297,118	3,113,618
Series 2012-20L Class 1
12/01/32	1.930%	722,182	669,192
Series 2013-20A Class 1
01/01/33	2.130%	844,163	790,239
Series 2013-20B Class 1
02/01/33	2.210%	5,356,708	5,035,165
Series 2013-20C Class 1
03/01/33	2.220%	3,088,504	2,900,034
Series 2013-20D Class 1
04/01/33	2.080%	11,401,981	10,670,995
Series 2013-20F Class 1
06/01/33	2.450%	6,770,871	6,467,518
Series 2013-20G Class 1
07/01/33	3.150%	1,857,010	1,847,463
Series 2013-20H Class 1
08/01/33	3.160%	7,680,837	7,681,311
Series 2013-20I Class 1
09/01/33	3.620%	5,267,253	5,389,882
Series 2013-20K Class 1
11/01/33	3.380%	2,290,000	2,321,280
Series 2013-20L Class 1
12/01/33	3.380%	7,535,000	7,698,513
Series 2014-20A Class 1
01/01/34	3.460%	1,975,000	2,001,780
Series 2014-20B Class 1
02/01/34	3.230%	2,070,000	2,064,999
Series 2014-20C Class 1
03/01/34	3.210%	2,700,000	2,673,154
Total Asset-Backed Securities - Agency (Cost: $62,473,153)			$62,003,267

Asset-Backed Securities - Non-Agency 10.1%
Ally Auto Receivables Trust Series 2013-2 Class A3
01/15/18	0.790%	10,615,000	10,626,652
Ally Master Owner Trust
Series 2012-5 Class A
09/15/19	1.540%	746,000	743,305
Ally Master Owner Trust (a)
Series 2014-2 Class A
01/16/18	0.526%	5,480,000	5,480,066
American Express Credit Account Master Trust Series 2013-3 Class A
05/15/19	0.980%	3,935,000	3,930,964
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	7,555,000	7,555,916
Cabela’s Master Credit Card Trust Series 2014-1 Class A (a)
03/16/20	0.504%	1,668,000	1,668,000

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3
09/16/19	0.960%	$11,855,000	$11,824,829
Chase Issuance Trust
Series 2013-A8 Class A8
10/15/18	1.010%	11,690,000	11,686,776
Chase Issuance Trust (a)(c)
Series 2014-A3 Class A3
05/15/18	0.353%	8,295,000	8,295,000
Citibank Credit Card Issuance Trust Series 2013-A6 Class A6
09/07/18	1.320%	12,940,000	13,045,228
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3 (a)
06/25/37	5.817%	214,527	215,054
Countrywide Asset-Backed Certificates (a)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	385,081	368,106
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	707,419	700,319
Ford Credit Auto Lease Trust Series 2014-A Class A2B (a)
10/15/16	0.334%	6,120,000	6,108,963
Ford Credit Auto Owner Trust
Series 2013-B Class A3
10/15/17	0.570%	1,700,000	1,700,394
Series 2013-D Class A3
04/15/18	0.670%	15,580,000	15,564,097
Hertz Fleet Lease Funding LP Series 2014-1 Class A (a)(b)
04/10/28	0.572%	3,605,000	3,605,000
Honda Auto Receivables Owner Trust Series 2013-4 Class A3
09/18/17	0.690%	12,575,000	12,582,263
ING Investment Management CLO V Ltd. Series 2007-5A Class A1A (a)(b)
05/01/22	0.468%	89,000	87,234
Mercedes-Benz Auto Lease Trust Series 2013-B Class A3
07/15/16	0.620%	8,720,000	8,729,083
Mountain View CLO III Ltd. Series 2007-3A Class A1 (a)(b)
04/16/21	0.452%	101,098	100,147
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	5,195,000	5,205,753
Nissan Auto Lease Series 2013-A Class A3
04/15/16	0.610%	1,500,000	1,501,724
Nissan Auto Receivables Owner Trust Series 2013-C Class A3
08/15/18	0.670%	15,890,000	15,879,867

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Porsche Innovative Lease Owner Trust Series 2013-1 Class A3 (b)
08/22/16	0.700%	$5,700,000	$5,707,440
SLM Student Loan Trust Series 2014-2 Class A1 (a)
07/25/19	0.443%	7,230,000	7,230,000
SMART Trust
Series 2013-2US Class A3A
01/14/17	0.830%	1,675,000	1,675,175
SMART Trust (b)
Series 2012-1USA Class A4A
12/14/17	2.010%	878,000	893,216
SVO VOI Mortgage Corp. Series 2012-AA Class A (b)
09/20/29	2.000%	880,017	875,797
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3
04/20/18	0.700%	10,170,000	10,168,157
World Financial Network Credit Card Master Trust Series 2013-B Class A
03/16/20	0.910%	900,000	898,451
Total Asset-Backed Securities - Non-Agency (Cost: $174,704,213)			$174,652,976

U.S. Treasury Obligations 13.6%
U.S. Treasury
02/29/16	0.250%	26,360,000	26,289,981
01/15/17	0.750%	70,431,000	70,326,480
02/28/19	1.500%	58,887,900	58,299,021
03/31/19	1.625%	7,295,000	7,257,385
02/28/21	2.000%	1,020,000	1,000,636
02/15/24	2.750%	19,587,400	19,630,257
U.S. Treasury (e)
11/15/43	3.750%	25,485,000	26,384,926
U.S. Treasury (g)
STRIPS
11/15/18	0.000%	15,742,000	14,597,132
11/15/19	0.000%	3,004,900	2,680,284
02/15/40	0.000%	21,518,800	8,385,468
11/15/41	0.000%	2,227,000	802,843
Total U.S. Treasury Obligations (Cost: $236,583,612)			$235,654,413

U.S. Government & Agency Obligations 7.4%
Residual Funding Corp. (g)
STRIPS
10/15/19	0.000%	25,929,000	22,969,335
10/15/20	0.000%	41,024,000	34,780,188
01/15/21	0.000%	58,868,000	49,346,866
01/15/30	0.000%	30,930,000	17,294,633
STRIPS Secured

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
07/15/20	0.000%	$4,667,000	$3,998,658
Total U.S. Government & Agency Obligations (Cost: $128,800,211)			$128,389,680

Foreign Government Obligations(h) 1.6%
BRAZIL 0.2%
Brazilian Government International Bond
Senior Unsecured
01/20/34	8.250%	314,000	416,050
01/07/41	5.625%	3,067,000	3,096,535
Total			3,512,585
CHILE —%
Chile Government International Bond Senior Unsecured
10/30/22	2.250%	665,000	608,475
COLOMBIA 0.2%
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%	2,530,000	2,833,784
FRANCE —%
Electricite de France SA (a)(b)
12/31/49	5.625%	555,000	566,100
ITALY 0.1%
Republic of Italy Senior Unsecured
09/27/23	6.875%	1,165,000	1,412,795
MEXICO 0.5%
Mexico Government International Bond
Senior Unsecured
03/15/22	3.625%	4,038,000	4,042,038
03/08/44	4.750%	470,000	446,500
Pemex Project Funding Master Trust
03/01/18	5.750%	4,705,000	5,216,669
Total			9,705,207
POLAND 0.1%
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	1,320,000	1,440,450

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (h) (continued)
QATAR 0.4%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%	$4,885,000	$5,108,244
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured (b)
09/30/16	5.832%	1,153,600	1,228,584
Total			6,336,828
TURKEY 0.1%
Turkey Government International Bond
01/14/41	6.000%	915,000	898,988
Total Foreign Government Obligations (Cost: $27,850,222)			$27,315,212

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.0%
California 0.2%
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	430,000	504,063
State of California Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
04/01/39	7.550%	2,465,000	3,436,703
Total			3,940,766
Georgia 0.1%
State of Georgia Unlimited General Obligation Refunding Bonds Series 2013-C
10/01/23	4.000%	1,195,000	1,336,357
Illinois 0.2%
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2012
11/01/42	5.000%	2,320,000	2,365,309
Revenue Bonds
Build America Bonds
Series 2010
11/01/40	6.742%	625,000	729,119

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Illinois (continued)
State of Illinois Unlimited General Obligation Bonds Series 2011
03/01/16	4.961%	$130,000	$139,031
Total			3,233,459
Kentucky 0.2%
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	4,277,171	4,420,029
Ohio 0.3%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013-B
01/01/29	3.985%	1,530,000	1,471,294
Series 2013-B
01/01/35	4.532%	3,315,000	3,228,014
Total			4,699,308
Total Municipal Bonds (Cost: $17,648,675)			$17,629,919

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 1.9%
Banking 1.7%
Citigroup Capital XIII (a)
10/30/40	7.875%	223,850	$6,209,599
M&T Bank Corp. (a)
12/31/49	6.375%	270	270,000
PNC Financial Services Group, Inc. (The) (a)
12/31/49	6.125%	398,325	10,639,261
State Street Corp. (a)
12/31/49	5.900%	45,000	1,165,050
U.S. Bancorp (a)
12/31/49	6.500%	294,950	8,376,580
Wells Fargo & Co. (a)
12/31/49	5.850%	90,000	2,241,000
Total			28,901,490

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt (continued)
Property & Casualty 0.2%
Allstate Corp. (The) (a)
01/15/53	5.100%	176,425	$4,392,982
Total Preferred Debt (Cost: $32,603,367)			$33,294,472

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 11.3%
United States 11.3%
U.S. Treasury Bills
04/17/14	0.050%	195,692,000	$195,687,460
Total Treasury Bills (Cost: $195,688,455)			$195,687,460

		Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.094% (i)(j)		17,518,109	$17,518,109
Total Money Market Funds (Cost: $17,518,109)			$17,518,109
Total Investments (Cost: $2,006,545,644) (k)			$2,001,568,544(l)
Other Assets & Liabilities, Net			(268,129,997)
Net Assets			$1,733,438,547

Investments in Derivatives Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, securities totaling $3,407,406 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	270	USD	59,281,875	06/2014	—	(80,750)
US 5YR NOTE	33	USD	3,925,453	06/2014	—	(24,046)
US 10YR NOTE	(1,118)	USD	(138,073,000)	06/2014	462,910	—
US LONG BOND	(470)	USD	(62,612,813)	06/2014	—	(885,955)
US ULTRA T-BOND	90	USD	13,002,188	06/2014	337,311	—
Total					800,221	(990,751)

Credit Default Swap Contracts Outstanding at March 31, 2014

At March 31, 2014, securities totaling $1,656,465 were pledged as collateral to cover open centrally cleared credit default swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Bank of America Corp.	9/20/2018	1.000	7,110,000	(131,100)	(146,483)	(2,370)	—	(279,953)
JPMorgan	Barclays Bank, PLC	9/20/2018	1.000	4,180,000	(43,262)	(122,793)	(1,393)	—	(167,448)
Citibank	Nucor Corp.	9/20/2018	1.000	3,740,000	(83,018)	23,901	(1,247)	—	(60,364)
Goldman Sachs International	Nucor Corp.	9/20/2018	1.000	1,500,000	(33,297)	11,507	(500)	—	(22,290)
Barclays	Telecom Italia SPA	9/20/2018	1.000	1,455,000	58,259	(150,963)	(485)	—	(93,189)
Goldman Sachs International	Bank of America Corp.	12/20/2018	1.000	1,095,000	(19,520)	6,914	(365)	—	(12,971)
Morgan Stanley*	CDX North America Investment Grade 21-V1	12/20/2018	1.000	92,300,000	(1,002,006)	—	(30,767)	—	(1,032,773)
Total								—	(1,668,988)

*Centrally cleared swap contract

Interest Rate Swap Contracts Outstanding at March 31, 2014

At March 31, 2014, securities totaling $540,581 were pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.825	3/4/2017	USD	29,835,000	112	110,832	—
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.834	3/7/2017	USD	89,400,000	462	316,251	—
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	1.634	3/7/2019	USD	54,480,000	488	—	(357,804)
Total								427,083	(357,804)

* Centrally cleared swap contract

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $86,475,645 or 4.99% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)

This security, or a portion of this security, has been pledged as collateral in connection with forward foreign currency exchange contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(f)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(g)	Zero coupon bond.
(h)	Principal and interest may not be guaranteed by the government.
(i)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	147,591,061	242,525,434	(372,598,386)	17,518,109	24,964	17,518,109

(k)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $2,006,546,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,076,000
Unrealized Depreciation	(13,053,000)
Net Unrealized Depreciation	$(4,977,000)

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	463,466,937	—	463,466,937
Residential Mortgage-Backed Securities - Agency	—	484,908,619	—	484,908,619
Residential Mortgage-Backed Securities - Non-Agency	—	22,896,368	914,260	23,810,628
Commercial Mortgage-Backed Securities - Non-Agency	—	135,260,507	1,976,345	137,236,852
Asset-Backed Securities - Agency	—	62,003,267	—	62,003,267
Asset-Backed Securities - Non-Agency	—	174,652,976	—	174,652,976
U.S. Treasury Obligations	209,188,688	26,465,725	—	235,654,413
U.S. Government & Agency Obligations	—	128,389,680	—	128,389,680
Foreign Government Obligations	—	27,315,212	—	27,315,212
Municipal Bonds	—	17,629,919	—	17,629,919
Preferred Debt	33,294,472	—	—	33,294,472
Total Bonds	242,483,160	1,542,989,210	2,890,605	1,788,362,975
Short-Term Securities
Treasury Bills	195,687,460	—	—	195,687,460
Total Short-Term Securities	195,687,460	—	—	195,687,460
Mutual Funds
Money Market Funds	17,518,109	—	—	17,518,109
Total Mutual Funds	17,518,109	—	—	17,518,109
Investments in Securities	455,688,729	1,542,989,210	2,890,605	2,001,568,544
Derivatives
Assets
Futures Contracts	800,221	—	—	800,221
Swap Contracts	—	427,083	—	427,083
Liabilities
Futures Contracts	(990,751)	—	—	(990,751)
Swap Contracts	—	(2,026,792)	—	(2,026,792)
Total	455,498,199	1,541,389,501	2,890,605	1,999,778,305

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and commercial mortgage backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the securities and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

	Transfers In			Transfers Out
Level 2 ($)		Level 3 ($)	Level 2 ($)		Level 3 ($)
7,621,012		—	—		(7,621,012)

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Conservative Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 15.1%
INTERNATIONAL 4.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	16,794	$266,353
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	27,129	382,245
Variable Portfolio – DFA International Value Fund, Class 1 (a)	46,764	543,864
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	39,761	542,735
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	27,290	378,242
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	42,491	544,309
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	51,296	543,744
Total		3,201,492
U.S. LARGE CAP 7.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	47,177	682,647
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	35,083	650,440
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	31,171	325,734
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	17,210	542,454
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)(b)	19,263	325,545
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	30,399	507,351
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	18,804	324,941
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	17,980	304,401
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	44,125	759,394
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	37,164	649,621
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	18,646	325,565
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	46,588	650,837
Total		6,048,930

	Shares	Value

Equity Funds (continued)
U.S. MID CAP 1.4%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	12,057	$206,660
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	24,841	434,472
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	23,997	413,225
Total		1,054,357
U.S. SMALL CAP 1.7%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	12,854	233,935
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	17,990	322,929
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	33,467	758,703
Total		1,315,567
Total Equity Funds (Cost: $10,553,649)		$11,620,346

Fixed-Income Funds 55.1%
FLOATING RATE 2.8%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	211,669	2,123,039
GLOBAL BOND 4.0%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	284,359	3,113,727
HIGH YIELD 6.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	552,218	4,953,394
INFLATION PROTECTED SECURITIES 5.5%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	474,340	4,245,345
INVESTMENT GRADE 32.7%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	498,062	5,095,179
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	482,967	5,095,300
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	272,712	2,830,746
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	471,770	5,095,117
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	472,207	5,095,110

		Shares	Value

Fixed-Income Funds (continued)
INVESTMENT GRADE (CONTINUED)
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)		131,860	$1,342,333
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)		55,722	566,141
Total			25,119,926
MULTISECTOR 3.7%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)		313,474	2,830,672
Total Fixed-Income Funds (Cost: $41,866,184)			$42,386,103

	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 14.2%
Federal National Mortgage Association (c)(d)
04/16/29	2.500%	592,000	591,537
04/16/29	3.000%	592,000	608,095
04/16/29-04/10/44	3.500%	8,840,000	9,083,738
04/10/44	4.000%	592,000	615,310
Total Residential Mortgage-Backed Securities - Agency (Cost: $10,913,083)			$10,898,680

		Shares	Value

Exchange-Traded Funds 6.3%
SPDR S&P 500 ETF Trust		12,925	2,417,492
iShares Core S&P 500 ETF		829	155,993
iShares MSCI EAFE ETF		27,101	1,820,374
iShares Russell 2000 ETF		4,125	479,903
Total Exchange-Traded Funds (Cost: $4,474,825)			$4,873,762

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.6%
S&P 500 Index

28	1,500.00	12/19/15	$171,360

17	1,600.00	12/19/15	140,845

11	1,700.00	12/19/15	121,220
Total Options Purchased Puts (Cost: $738,509)	$433,425

Shares	Value

Money Market Funds 22.5%
Columbia Short-Term Cash Fund, 0.094% (a)(e)	17,336,071	17,336,071
Total Money Market Funds (Cost: $17,336,071)	$17,336,071
Total Investments
(Cost: $85,882,321)	$87,548,387(f	)
Other Assets and Liabilities, Net	(10,627,048)
Net Assets	$76,921,339

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, cash totaling $249,655 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
RUSSELL 2000 EMINI ICE	1	USD	117,050	06/2014	63	—
S&P 500	1	USD	466,150	06/2014	6,209	—
S&P 500 EMINI	41	USD	3,822,430	06/2014	19,809	—
US 10YR NOTE	2	USD	247,000	06/2014	—	(1,566)
US 2YR NOTE	(13)	USD	(2,854,313)	06/2014	3,426	—
US 5YR NOTE	15	USD	1,784,297	06/2014	—	(11,484)
US ULTRA T-BOND	12	USD	1,733,625	06/2014	30,476	—
Total					59,983	(13,050)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	14,277,342	7,157,421	(4,098,692)	—	17,336,071	3,552	17,336,071
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	487,287	165,750	(42,443)	(306)	610,288	—	682,647
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	4,199,570	1,166,460	(275,572)	(31,898)	5,058,560	—	5,095,179
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	481,884	144,705	(33,085)	(222)	593,282	—	650,440
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	207,814	63,994	(14,214)	(675)	256,919	—	266,353
Columbia Variable Portfolio – Global Bond Fund, Class 1	2,560,153	661,788	(152,107)	(8,622)	3,061,212	—	3,113,727
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	3,995,849	1,087,275	(259,021)	(23,512)	4,800,591	—	4,953,394
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	232,073	84,793	(23,944)	(3)	292,919	—	325,734
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	397,594	128,182	(31,930)	(316)	493,530	—	542,454
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	4,111,851	1,205,692	(262,381)	(6,521)	5,048,641	—	5,095,300
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	146,548	47,267	(15,346)	92	178,561	—	206,660
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1	226,095	97,560	(33,571)	518	290,602	—	325,545
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	362,980	117,113	(35,557)	2	444,538	—	507,351
Columbia Variable Portfolio – Strategic Income Fund, Class 1	2,308,323	616,936	(144,639)	(10,937)	2,769,683	—	2,830,672
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	2,293,075	660,154	(149,277)	(2,280)	2,801,672	—	2,830,746
Variable Portfolio – American Century Diversified Bond Fund, Class 1	4,154,797	1,174,900	(270,434)	(14,811)	5,044,452	—	5,095,117
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	3,509,843	971,031	(238,798)	(21,235)	4,220,841	—	4,245,345
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	280,233	95,458	(18,023)	(111)	357,557	5,223	382,245
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	164,816	63,224	(16,722)	(35)	211,283	—	233,935
Variable Portfolio – DFA International Value Fund, Class 1	394,781	127,766	(25,449)	141	497,239	3,291	543,864
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	1,710,420	508,891	(109,076)	(3,128)	2,107,107	—	2,123,039
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	232,123	85,375	(22,203)	31	295,326	—	324,941
Variable Portfolio – Invesco International Growth Fund, Class 1	397,807	127,935	(25,430)	(120)	500,192	1,958	542,735
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	4,151,711	1,192,962	(279,434)	(10,457)	5,054,782	—	5,095,110
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	312,558	109,281	(29,784)	53	392,108	—	434,472
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	232,365	58,946	(22,014)	(37)	269,260	—	304,401
Variable Portfolio – MFS Value Fund, Class 1	544,916	176,259	(40,769)	(363)	680,043	—	759,394

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	283,665	81,907	(15,143)	1	350,430	1,447	378,242
Variable Portfolio – NFJ Dividend Value Fund, Class 1	476,442	143,990	(36,650)	(159)	583,623	—	649,621
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	225,966	91,819	(24,649)	63	293,199	—	325,565
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	224,923	97,766	(28,018)	25	294,696	—	322,929
Variable Portfolio – Partners Small Cap Value Fund, Class 1	538,550	192,955	(52,380)	(11)	679,114	—	758,703
Variable Portfolio – Pyramis® International Equity Fund, Class 1	402,417	136,983	(24,513)	(28)	514,859	4,115	544,309
Variable Portfolio – Pyrford International Equity Fund, Class 1	418,540	126,545	(24,638)	(25)	520,422	3,828	543,744
Variable Portfolio – Sit Dividend Growth Fund, Class 1	478,102	150,449	(35,657)	(313)	592,581	—	650,837
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	1,152,863	256,576	(74,262)	(2,205)	1,332,972	—	1,342,333
Variable Portfolio – Victory Established Value Fund, Class 1	292,993	96,874	(28,872)	82	361,077	—	413,225
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	457,504	137,154	(28,517)	(469)	565,672	—	566,141
Total	57,326,773	19,610,136	(7,043,214)	(137,791)	69,755,904	23,414	71,342,520

(b)	Non-income producing.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                    Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                    Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                    Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	11,620,346	—	—	11,620,346
Fixed-Income Funds	42,386,103	—	—	42,386,103
Money Market Funds	17,336,071	—	—	17,336,071
Total Mutual Funds	71,342,520	—	—	71,342,520
Bonds
Residential Mortgage-Backed Securities - Agency	—	10,898,680	—	10,898,680
Total Bonds	—	10,898,680	—	10,898,680
Equity Securities
Exchange-Traded Funds	4,873,762	—	—	4,873,762
Total Equity Securities	4,873,762	—	—	4,873,762
Other
Options Purchased Puts	433,425	—	—	433,425
Total Other	433,425	—	—	433,425

Investments in Securities	76,649,707	10,898,680	—	87,548,387
Derivatives
Assets
Futures Contracts	59,983	—	—	59,983
Liabilities
Futures Contracts	(13,050)	—	—	(13,050)
Total	76,696,640	10,898,680	—	87,595,320

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 30.2%
INTERNATIONAL 8.3%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	170,228	$2,699,808
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	266,906	3,760,703
Variable Portfolio – DFA International Value Fund, Class 1 (a)	458,348	5,330,590
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	389,822	5,321,067
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	267,776	3,711,376
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	416,997	5,341,729
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	503,755	5,339,808
Total		31,505,081
U.S. LARGE CAP 15.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	450,359	6,516,692
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	337,307	6,253,670
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	305,889	3,196,545
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	175,371	5,527,683
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)(b)	189,312	3,199,376
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	298,396	4,980,225
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	184,678	3,191,234
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	172,737	2,924,438
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	410,687	7,067,933
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	372,949	6,519,157
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	183,036	3,195,803
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	467,945	6,537,194
Total		59,109,950

	Shares	Value

Equity Funds (continued)
U.S. MID CAP 2.8%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	117,048	$2,006,199
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	274,045	4,793,045
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	217,061	3,737,790
Total		10,537,034
U.S. SMALL CAP 3.4%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	125,994	2,293,090
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	176,187	3,162,553
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	329,178	7,462,481
Total		12,918,124
Total Equity Funds (Cost: $106,886,553)		$114,070,189

Fixed-Income Funds 40.1%
FLOATING RATE 2.0%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	758,310	7,605,848
GLOBAL BOND 3.0%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	1,018,618	11,153,867
HIGH YIELD 5.2%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	2,204,442	19,773,849
INFLATION PROTECTED SECURITIES 4.0%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	1,698,702	15,203,383
INVESTMENT GRADE 23.2%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	1,784,157	18,251,929
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	1,730,296	18,254,622
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	977,080	10,142,087
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	1,689,893	18,250,840
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	1,691,424	18,250,471

		Shares	Value

Fixed-Income Funds (continued)
INVESTMENT GRADE (CONTINUED)
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)		460,682	$4,689,739
Total			87,839,688
MULTISECTOR 2.7%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)		1,122,924	10,140,003
Total Fixed-Income Funds (Cost: $150,021,522)			$151,716,638

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 9.8%
Federal National Mortgage Association (c)(d)
04/10/44	4.000%	1,750,000	1,818,906
04/16/29- 04/10/44	3.500%	30,675,000	31,622,133
04/16/29	3.000%	1,750,000	1,797,578
04/16/29	2.500%	1,750,000	1,748,633
Total Residential Mortgage-Backed Securities - Agency (Cost: $37,043,400)			$36,987,250

		Shares	Value

Exchange-Traded Funds 8.4%
SPDR S&P 500 ETF Trust		83,125	15,547,700
iShares MSCI EAFE ETF		218,550	14,680,004
iShares Russell 2000 ETF		12,800	1,489,152
Total Exchange-Traded Funds (Cost: $29,986,465)			$31,716,856

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 1.1%
S&P 500 Index

	25	1,500	12/19/15	$153,000

	310	1,600	12/19/15	2,568,350

	120	1,700	12/19/15	1,322,400
Total Options Purchased Puts (Cost: $5,975,736)				$4,043,750

		Shares		Value

Money Market Funds 19.4%
	Columbia Short-Term Cash Fund, 0.094% (a)(e)	73,408,457		73,408,457
	Total Money Market Funds (Cost: $73,408,457)			$73,408,457
	Total Investments
	(Cost: $403,322,133)			$411,943,140(f	)
	Other Assets & Liabilities, Net			(34,098,922)
	Net Assets			$377,844,218

Investments in Derivatives Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, cash totaling $2,202,365 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
RUSSELL 2000 EMINI ICE	22	USD	2,575,100	06/2014	—	(22,055)
S&P 500	8	USD	3,729,200	06/2014	39,197	—
S&P500 EMINI	384	USD	35,800,320	06/2014	258,670	—
US 10YR NOTE	3	USD	370,500	06/2014	—	(2,349)
US 2YR NOTE	(99)	USD	(21,736,688)	06/2014	26,089	—
US 5YR NOTE	20	USD	2,379,063	06/2014	—	(15,312)
US ULTRA T-BOND	73	USD	10,546,219	06/2014	197,656	—
Total					521,612	(39,716)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	50,121,728	42,725,649	(19,438,920)	—	73,408,457	13,939	73,408,457
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	4,062,122	1,994,320	(1,397)	(7)	6,055,038	—	6,516,692
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	12,602,758	5,560,105	(8,976)	(995)	18,152,892	—	18,251,929
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	3,995,562	1,856,086	(2,183)	24	5,849,489	—	6,253,670
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	1,774,946	846,512	(6,116)	(413)	2,614,929	—	2,699,808
Columbia Variable Portfolio – Global Bond Fund, Class 1	7,693,192	3,266,646	(4,585)	(214)	10,955,039	—	11,153,867
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	13,400,262	5,879,233	(10,514)	(887)	19,268,094	—	19,773,849
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	1,987,048	1,005,109	(2,219)	(64)	2,989,874	—	3,196,545
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	3,472,004	1,686,708	(7,360)	33	5,151,385	—	5,527,683
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	12,380,959	5,731,636	(9,529)	(209)	18,102,857	—	18,254,622
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	1,241,732	570,489	(3,638)	13	1,808,596	—	2,006,199
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1	1,999,392	1,019,000	(8,783)	(96)	3,009,513	—	3,199,376
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	3,108,972	1,440,943	(2,845)	5	4,547,075	—	4,980,225
Columbia Variable Portfolio – Strategic Income Fund, Class 1	6,963,089	3,004,861	(4,204)	(251)	9,963,495	—	10,140,003
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	6,903,312	3,144,656	(5,559)	(64)	10,042,345	—	10,142,087
Variable Portfolio – American Century Diversified Bond Fund, Class 1	12,489,110	5,603,864	(8,489)	(449)	18,084,036	—	18,250,840
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	10,537,356	4,594,144	(8,992)	(898)	15,121,610	—	15,203,383
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	2,355,319	1,248,919	(16,676)	(267)	3,587,295	51,547	3,760,703
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	1,416,782	748,522	(9,819)	(69)	2,155,416	—	2,293,090
Variable Portfolio – DFA International Value Fund, Class 1	3,362,546	1,671,905	(4,222)	(65)	5,030,164	32,444	5,330,590
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	5,153,063	2,410,778	(3,393)	(105)	7,560,343	—	7,605,848
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	1,985,060	1,027,101	(509)	(17)	3,011,635	—	3,191,234
Variable Portfolio – Invesco International Growth Fund, Class 1	3,363,513	1,656,923	(1,515)	(3)	5,018,918	19,291	5,321,067
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	12,488,687	5,634,720	(8,481)	(305)	18,114,621	—	18,250,471
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	3,008,613	1,486,288	(4,485)	(59)	4,490,357	—	4,793,045
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	1,986,551	702,468	(332)	—	2,688,687	—	2,924,438
Variable Portfolio – MFS Value Fund, Class 1	4,406,329	2,155,789	(6,986)	24	6,555,156	—	7,067,933
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	2,369,584	1,119,019	(2,655)	7	3,485,955	14,289	3,711,376
Variable Portfolio – NFJ Dividend Value Fund, Class 1	4,145,351	1,902,169	(2,097)	14	6,045,437	—	6,519,157
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	1,949,879	1,067,213	(1,808)	(92)	3,015,192	—	3,195,803

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	1,946,321	1,091,307	(13,201)	(343)	3,024,084	—	3,162,553
Variable Portfolio – Partners Small Cap Value Fund, Class 1	4,631,874	2,332,129	(24,514)	(163)	6,939,326	—	7,462,481
Variable Portfolio – Pyramis® International Equity Fund, Class 1	3,380,622	1,770,310	(7,387)	(150)	5,143,395	40,623	5,341,729
Variable Portfolio – Pyrford International Equity Fund, Class 1	3,496,821	1,672,937	(6,841)	(84)	5,162,833	37,760	5,339,808
Variable Portfolio – Sit Dividend Growth Fund, Class 1	4,135,157	1,984,621	(8,156)	32	6,111,654	—	6,537,194
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	3,466,996	1,189,634	(428)	(12)	4,656,190	—	4,689,739
Variable Portfolio – Victory Established Value Fund, Class 1	2,308,402	1,092,230	(5,496)	14	3,395,150	—	3,737,790
Total	226,091,014	123,894,943	(19,663,310)	(6,115)	330,316,532	209,893	339,195,284

(b)	Non-income producing.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	114,070,189	—	—	114,070,189
Fixed-Income Funds	151,716,638	—	—	151,716,638
Money Market Funds	73,408,457	—	—	73,408,457
Total Mutual Funds	339,195,284	—	—	339,195,284
Bonds
Residential Mortgage-Backed Securities - Agency	—	36,987,250	—	36,987,250
Total Bonds	—	36,987,250	—	36,987,250
Equity Securities
Exchange-Traded Funds	31,716,856	—	—	31,716,856
Total Equity Securities	31,716,856	—	—	31,716,856
Other
Options Purchased Puts	4,043,750	—	—	4,043,750
Total Other	4,043,750	—	—	4,043,750
Investments in Securities	374,955,890	36,987,250	—	411,943,140
Derivatives
Assets
Futures Contracts	521,612	—	—	521,612
Liabilities
Futures Contracts	(39,716)	—	—	(39,716)
Total	375,437,786	36,987,250	—	412,425,036

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Growth Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 60.3%
INTERNATIONAL 16.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	2,983,009	$47,310,522
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	4,721,967	66,532,505
Variable Portfolio – DFA International Value Fund, Class 1 (a)	8,107,446	94,289,598
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	6,905,027	94,253,617
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	4,734,488	65,620,004
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	7,371,683	94,431,261
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	8,904,913	94,392,078
Total		556,829,585
U.S. LARGE CAP 31.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	7,922,439	114,637,700
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	6,168,905	114,371,500
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	5,520,685	57,691,158
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	2,742,242	86,435,470
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)(b)	3,412,515	57,671,497
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	5,298,271	88,428,152
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	3,342,256	57,754,186
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	3,079,115	52,129,420
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	7,393,407	127,240,530
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	6,557,262	114,620,934
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	3,304,070	57,689,060
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	8,177,940	114,245,821
Total		1,042,915,428
U.S. MID CAP 5.6%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	2,063,818	35,373,835
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	4,710,238	82,382,074
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	4,101,001	70,619,237
Total		188,375,146

	Shares	Value

Equity Funds (continued)
U.S. SMALL CAP 6.8%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	2,226,622	$40,524,522
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	3,119,447	55,994,081
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	5,805,103	131,601,673
Total		228,120,276
Total Equity Funds (Cost: $1,925,806,617)		$2,016,240,435
Fixed-Income Funds 10.1%
FLOATING RATE 0.5%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	1,681,735	16,867,797
GLOBAL BOND 0.8%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	2,261,145	24,759,541
HIGH YIELD 1.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	4,888,328	43,848,307
INFLATION PROTECTED SECURITIES 1.0%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	3,766,157	33,707,102
INVESTMENT GRADE 5.8%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	3,957,445	40,484,660
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	3,837,433	40,484,919
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	2,166,722	22,490,575
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	3,748,427	40,483,015
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	3,750,681	40,469,847
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	1,005,471	10,235,698
Total		194,648,714
MULTISECTOR 0.7%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	2,492,796	22,509,947
Total Fixed-Income Funds (Cost: $332,138,182)		$336,341,408

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 3.4%
Federal National Mortgage Association (c)(d)
04/16/29	2.500%	5,000,000	$4,996,094
04/16/29	3.000%	5,000,000	5,135,938
- 04/10/44	3.500%	95,275,000	98,178,195
04/10/44	4.000%	5,000,000	5,196,875
Total Residential Mortgage-Backed Securities - Agency (Cost: $113,678,011)			$113,507,102

	Shares		Value

Exchange-Traded Funds 7.8%
SPDR S&P 500 ETF Trust	663,300		124,063,632
iShares MSCI EAFE ETF	2,020,375		135,708,589
Total Exchange-Traded Funds (Cost: $247,972,518)			$259,772,221

Issuer	Notional$/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 1.9%
S&P 500 Index
	550	1500.00	12/19/15	$3,366,000
	4500	1600.00	12/19/15	37,282,500
	2010	1700.00	12/19/15	22,150,200
Total Options Purchased Puts (Cost: $92,138,928)				$62,798,700

		Shares		Value

Money Market Funds 18.3%
	Columbia Short-Term Cash Fund, 0.094% (a)(e)	610,921,605		610,921,605
	Total Money Market Funds (Cost: $610,921,605)			$610,921,605
	Total Investments
	(Cost: $3,322,655,861)			$3,399,581,471(f	)
	Other Assets and Liabilities			(59,551,265)
	Net Assets			$3,340,030,206

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, cash totaling $43,885,281 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
CAC40 10 EURO	222	EUR	13,429,356	April 2014	248,789	—
EURO STOXX 50	311	EUR	13,281,919	June 2014	384,633	—
FTSE/MIB INDEX	91	EUR	13,414,174	June 2014	426,437	—
IBEX 35 INDEX	95	EUR	13,498,624	April 2014	388,848	—
OMXS30 INDEX	625	SEK	13,050,809	April 2014	194,046	—
RUSSELL 2000 EMINI	442	USD	51,736,100	June 2014	—	(602,014)
S&P 500	144	USD	67,125,600	June 2014	595,803	—
S&P500 EMINI	7,381	USD	688,130,630	June 2014	4,835,536	—
US 2YR NOTE	(1,477)	USD	(324,293,813)	June 2014	389,228	—
US ULTRA T-BOND	486	USD	70,211,813	June 2014	1,454,248	—
Total					8,917,568	(602,014)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	359,242,519	500,579,087	(248,900,001)	—	610,921,605	104,799	610,921,605
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	64,072,907	44,891,681	(57,321)	(277)	108,906,990	—	114,637,700
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	24,283,058	15,845,941	(29,346)	(3,299)	40,096,354	—	40,484,660
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	65,023,185	43,635,898	(51,453)	—	108,607,630	—	114,371,500
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	27,599,260	18,482,423	(4,480)	(305)	46,076,898	—	47,310,522
Columbia Variable Portfolio – Global Bond Fund, Class 1	14,877,833	9,417,489	(21,521)	(1,006)	24,272,795	—	24,759,541

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	25,940,905	16,846,601	(29,876)	(3,769)	42,753,861	—	43,848,307
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	32,268,204	23,008,658	(10,034)	(326)	55,266,502	—	57,691,158
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	48,684,832	33,287,399	(18,154)	—	81,954,077	—	86,435,470
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	23,997,301	16,184,008	(29,396)	(669)	40,151,244	—	40,484,919
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	19,742,257	12,949,677	(16,141)	28	32,675,821	—	35,373,835
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1	32,719,233	23,371,327	(6,305)	(533)	56,083,722	—	57,671,497
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	49,570,262	33,113,960	(39,132)	—	82,645,090	—	88,428,152
Columbia Variable Portfolio – Strategic Income Fund, Class 1	13,411,280	8,640,372	(19,807)	(1,294)	22,030,551	—	22,509,947
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	13,394,941	8,913,371	(16,132)	(186)	22,291,994	—	22,490,575
Variable Portfolio – American Century Diversified Bond Fund, Class 1	24,162,170	15,937,540	(29,034)	(1,532)	40,069,144	—	40,483,015
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	20,329,995	13,090,169	(18,744)	(1,801)	33,399,619	—	33,707,102
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	37,149,273	27,474,812	(188,964)	(4,023)	64,431,098	905,143	66,532,505
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	22,568,089	16,443,947	(36,901)	(900)	38,974,235	—	40,524,522
Variable Portfolio – DFA International Value Fund, Class 1	53,314,145	37,483,019	(35,339)	(729)	90,761,096	569,349	94,289,598
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	9,985,647	6,790,550	(12,074)	(385)	16,763,738	—	16,867,797
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	32,210,568	23,571,652	(21,988)	(751)	55,759,481	—	57,754,186
Variable Portfolio – Invesco International Growth Fund, Class 1	53,230,193	37,226,430	(28,515)	(188)	90,427,920	339,828	94,253,617
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	24,185,944	15,989,087	(26,537)	(959)	40,147,535	—	40,469,847
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	46,385,917	32,472,074	(7,910)	(217)	78,849,864	—	82,382,074
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	32,223,788	16,880,624	—	—	49,104,412	—	52,129,420
Variable Portfolio – MFS Value Fund, Class 1	71,283,316	49,211,801	(38,143)	—	120,456,974	—	127,240,530
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	37,206,983	25,226,265	(15,891)	(46)	62,417,311	251,233	65,620,004
Variable Portfolio – NFJ Dividend Value Fund, Class 1	65,019,485	43,212,976	(54,141)	—	108,178,320	—	114,620,934
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	31,893,687	24,133,147	(9,636)	(491)	56,016,707	—	57,689,060
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	31,064,429	23,891,473	(102,491)	(4,739)	54,848,672	—	55,994,081
Variable Portfolio – Partners Small Cap Value Fund, Class 1	73,621,136	51,470,283	(100,380)	(708)	124,990,331	—	131,601,673
Variable Portfolio – Pyramis® International Equity Fund, Class 1	53,267,722	39,005,462	(62,208)	(1,505)	92,209,471	713,680	94,431,261
Variable Portfolio – Pyrford International Equity Fund, Class 1	54,556,859	37,346,182	(54,777)	(775)	91,847,489	663,333	94,392,078
Variable Portfolio – Sit Dividend Growth Fund, Class 1	64,647,985	43,926,490	(27,615)	—	108,546,860	—	114,245,821

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	6,718,374	3,442,973	—	—	10,161,347	—	10,235,698
Variable Portfolio – Victory Established Value Fund, Class 1	39,413,229	26,364,338	(7,922)	—	65,769,645	—	70,619,237
Total	1,699,266,911	1,419,759,186	(250,128,309)	(31,385)	2,868,866,403	3,547,365	2,963,503,448

(b)	Non-income producing.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

EUR	Euro
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	2,016,240,435	—	—	2,016,240,435
Fixed-Income Funds	336,341,408	—	—	336,341,408
Money Market Funds	610,921,605	—	—	610,921,605
Total Mutual Funds	2,963,503,448	—	—	2,963,503,448
Bonds
Residential Mortgage-Backed Securities - Agency	—	113,507,102	—	113,507,102
Total Bonds	—	113,507,102	—	113,507,102
Equity Securities
Exchange-Traded Funds	259,772,221	—	—	259,772,221
Total Equity Securities	259,772,221	—	—	259,772,221
Other
Options Purchased Puts	62,798,700	—	—	62,798,700
Total Other	62,798,700	—	—	62,798,700
Investments in Securities	3,286,074,369	113,507,102	—	3,399,581,471
Derivatives
Assets
Futures Contracts	8,917,568	—	—	8,917,568
Liabilities
Futures Contracts	(602,014)	—	—	(602,014)
Total	3,294,389,923	113,507,102	—	3,407,897,025

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Select Large Cap Growth Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.1%
CONSUMER DISCRETIONARY 21.7%
Automobiles 3.9%
Tesla Motors, Inc. (a)	29,140	$6,074,233
Internet & Catalog Retail 7.7%
Amazon.com, Inc. (a)	14,993	5,045,444
Priceline Group, Inc. (The) (a)	5,859	6,983,284
Total		12,028,728
Media 3.1%
Discovery Communications, Inc., Class A (a)	59,251	4,900,058
Specialty Retail 3.1%
TJX Companies, Inc. (The)	80,862	4,904,280
Textiles, Apparel & Luxury Goods 3.9%
Michael Kors Holdings Ltd. (a)	65,156	6,077,100
TOTAL CONSUMER DISCRETIONARY		33,984,399
ENERGY 7.0%
Energy Equipment & Services 3.7%
FMC Technologies, Inc. (a)	109,939	5,748,710
Oil, Gas & Consumable Fuels 3.3%
EOG Resources, Inc.	26,417	5,182,223
TOTAL ENERGY		10,930,933
HEALTH CARE 20.2%
Biotechnology 15.5%
Alexion Pharmaceuticals, Inc. (a)	21,766	3,311,261
Biogen Idec, Inc. (a)	14,148	4,327,449
Celgene Corp. (a)	31,016	4,329,834
Gilead Sciences, Inc. (a)	64,106	4,542,551
Pharmacyclics, Inc. (a)	31,834	3,190,403
Vertex Pharmaceuticals, Inc. (a)	64,747	4,578,908
Total		24,280,406
Life Sciences Tools & Services 2.1%
Illumina, Inc. (a)	22,275	3,311,402
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co.	79,970	4,154,441

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
TOTAL HEALTH CARE		31,746,249
INDUSTRIALS 7.7%
Aerospace & Defense 3.5%
Precision Castparts Corp.	21,898	$5,534,939
Trading Companies & Distributors 4.2%
Fastenal Co.	133,782	6,598,128
TOTAL INDUSTRIALS		12,133,067
INFORMATION TECHNOLOGY 39.2%
Internet Software & Services 16.2%
Baidu, Inc., ADR (a)	28,378	4,324,239
Facebook, Inc., Class A (a)	70,921	4,272,281
Google, Inc., Class A (a)	4,849	5,404,259
LinkedIn Corp., Class A (a)	33,788	6,248,753
MercadoLibre, Inc.	54,280	5,162,571
Total		25,412,103
IT Services 6.8%
Cognizant Technology Solutions Corp., Class A (a)	101,030	5,113,129
Visa, Inc., Class A	26,035	5,619,915
Total		10,733,044
Semiconductors & Semiconductor Equipment 3.2%
ARM Holdings PLC, ADR	96,988	4,943,478
Software 13.0%
Red Hat, Inc. (a)	86,794	4,598,346
Salesforce.com, Inc. (a)	97,652	5,574,953
Splunk, Inc. (a)	56,958	4,071,927
VMware, Inc., Class A (a)	56,830	6,138,777
Total		20,384,003
TOTAL INFORMATION TECHNOLOGY		61,472,628
MATERIALS 3.3%
Chemicals 3.3%
Monsanto Co.	45,505	5,177,104
TOTAL MATERIALS		5,177,104
Total Common Stocks (Cost: $137,720,950)		$155,444,380

	Shares	Value

Money Market Funds 5.3%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	8,253,075	$8,253,075
Total Money Market Funds (Cost: $8,253,075)		$8,253,075

Total Investments
(Cost: $145,974,025) (d)	$163,697,455(e)
Other Assets & Liabilities, Net	(6,923,245)
Net Assets	$156,774,210

Notes to Portfolio of Investments

(a)            Non-income producing.

(b)            The rate shown is the seven-day current annualized yield at March 31, 2014.

(c)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,666,191	33,763,492	(31,176,608)	8,253,075	1,601	8,253,075

(d)            At March 31, 2014, the cost of securities for federal income tax purposes was approximately $145,974,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$20,260,000
Unrealized Depreciation	(2,537,000)
Net Unrealized Appreciation	$17,723,000

(e)            Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR        American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	33,984,399	—	—	33,984,399
Energy	10,930,933	—	—	10,930,933
Health Care	31,746,249	—	—	31,746,249
Industrials	12,133,067	—	—	12,133,067
Information Technology	61,472,628	—	—	61,472,628
Materials	5,177,104	—	—	5,177,104
Total Equity Securities	155,444,380	—	—	155,444,380
Mutual Funds
Money Market Funds	8,253,075	—	—	8,253,075
Total Mutual Funds	8,253,075	—	—	8,253,075
Total	163,697,455	—	—	163,697,455

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Small Cap Value Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%
CONSUMER DISCRETIONARY 10.0%
Auto Components 2.1%
Dana Holding Corp.	188,056	$4,376,063
Fuel Systems Solutions, Inc. (a)	75,904	816,727
Gentherm, Inc. (a)	50,249	1,744,646
Remy International, Inc.	55,789	1,317,736
Total		8,255,172
Distributors 0.3%
VOXX International Corp. (a)	70,885	969,707
Diversified Consumer Services 0.5%
K12, Inc. (a)	41,317	935,830
Universal Technical Institute, Inc.	68,441	886,311
Total		1,822,141
Hotels, Restaurants & Leisure 0.5%
Life Time Fitness, Inc. (a)	42,410	2,039,921
Household Durables 0.6%
Cavco Industries, Inc. (a)	14,277	1,120,031
UCP Inc., Class A (a)	70,940	1,068,356
Total		2,188,387
Internet & Catalog Retail 0.2%
PetMed Express, Inc.	47,228	633,327
Leisure Products 0.5%
Malibu Boats, Inc., Class A (a)	29,827	662,756
Smith & Wesson Holding Corp. (a)	100,200	1,464,924
Total		2,127,680
Multiline Retail 0.3%
Tuesday Morning Corp. (a)	84,714	1,198,703
Specialty Retail 2.5%
Children’s Place Retail Stores, Inc. (The)	38,050	1,895,271
Citi Trends, Inc. (a)	61,260	997,925
Destination Maternity Corp.	38,250	1,048,050
Finish Line, Inc., Class A (The)	83,570	2,263,911
Haverty Furniture Companies, Inc.	46,542	1,382,297
Pier 1 Imports, Inc.	86,280	1,628,967
Shoe Carnival, Inc.	34,725	800,064
Total		10,016,485
Textiles, Apparel & Luxury Goods 2.5%
Columbia Sportswear Co.	26,365	2,179,067
Crocs, Inc. (a)	73,760	1,150,656

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Deckers Outdoor Corp. (a)	25,850	$2,061,021
G-III Apparel Group Ltd. (a)	23,260	1,664,951
Steven Madden Ltd. (a)	82,150	2,955,757
Total		10,011,452
TOTAL CONSUMER DISCRETIONARY		39,262,975
CONSUMER STAPLES 3.0%
Food & Staples Retailing 0.6%
Andersons, Inc. (The)	37,535	2,223,574
Food Products 2.0%
Chiquita Brands International, Inc. (a)	120,800	1,503,960
Darling International, Inc. (a)	151,940	3,041,839
Fresh Del Monte Produce, Inc.	109,109	3,008,135
John B. Sanfilippo & Son, Inc.	15,615	359,457
Total		7,913,391
Personal Products 0.4%
Inter Parfums, Inc.	46,182	1,672,250
TOTAL CONSUMER STAPLES		11,809,215
ENERGY 7.9%
Energy Equipment & Services 2.2%
Dawson Geophysical Co.	42,722	1,196,643
Gulf Island Fabrication, Inc.	53,385	1,153,650
Newpark Resources, Inc. (a)	157,921	1,808,195
Tesco Corp. (a)	85,250	1,577,125
TGC Industries, Inc. (a)	60,375	359,231
Tidewater, Inc.	53,733	2,612,499
Total		8,707,343
Oil, Gas & Consumable Fuels 5.7%
Alpha Natural Resources, Inc. (a)	164,470	698,998
Arch Coal, Inc.	252,191	1,215,561
Bill Barrett Corp. (a)	75,730	1,938,688
Comstock Resources, Inc.	107,060	2,446,321
Energy XXI Bermuda Ltd.	85,720	2,020,420
EPL Oil & Gas, Inc. (a)	82,490	3,184,114
Goodrich Petroleum Corp. (a)	121,250	1,918,175
Rex Energy Corp. (a)	82,244	1,538,785
Stone Energy Corp. (a)	80,419	3,375,185
VAALCO Energy, Inc. (a)	184,247	1,575,312
Western Refining, Inc.	31,390	1,211,654

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp.	26,670	$1,176,147
Total		22,299,360
TOTAL ENERGY		31,006,703
FINANCIALS 34.4%
Banks 13.0%
Ameris Bancorp (a)	94,568	2,203,434
BancFirst Corp.	30,512	1,727,895
BankUnited, Inc.	72,973	2,537,271
Banner Corp.	19,343	797,125
Bridge Bancorp, Inc.	22,140	591,359
Bryn Mawr Bank Corp.	68,521	1,968,608
Capital City Bank Group, Inc.	84,653	1,124,192
Chemical Financial Corp.	74,159	2,406,460
Columbia Banking System, Inc.	94,149	2,685,129
Community Trust Bancorp, Inc.	45,289	1,878,588
First Citizens BancShares Inc., Class A	8,238	1,983,298
First Commonwealth Financial Corp.	265,128	2,396,757
First Financial Corp.	78,489	2,643,509
First NBC Bank Holding Co. (a)	33,145	1,155,435
FirstMerit Corp.	78,450	1,634,113
Glacier Bancorp, Inc.	34,110	991,578
Hancock Holding Co.	97,164	3,561,061
Home Federal Bancorp, Inc.	158,647	2,468,547
Hudson Valley Holding Corp.	45,632	869,290
Investors Bancorp, Inc.	102,803	2,841,475
Merchants Bancshares, Inc.	56,359	1,837,867
Northrim BanCorp, Inc.	77,210	1,983,525
Sterling Bancorp	112,260	1,421,212
Synovus Financial Corp.	462,528	1,567,970
TowneBank	40,714	631,474
Union First Market Bankshares Corp.	58,650	1,490,883
Washington Banking Co.	30,033	533,987
Wintrust Financial Corp.	67,727	3,295,596
Total		51,227,638
Capital Markets 0.7%
GFI Group, Inc.	223,947	795,012
INTL FCStone, Inc. (a)	95,935	1,804,537
Total		2,599,549
Consumer Finance 0.5%
Cash America International, Inc.	54,553	2,112,292

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 0.8%
Interactive Brokers Group, Inc., Class A	74,224	$1,608,434
Pico Holdings, Inc. (a)	52,979	1,376,924
Total		2,985,358
Insurance 7.4%
American Equity Investment Life Holding Co.	117,700	2,780,074
Argo Group International Holdings Ltd.	54,953	2,522,343
Baldwin & Lyons, Inc., Class B	53,328	1,401,993
EMC Insurance Group, Inc.	41,870	1,487,641
Endurance Specialty Holdings Ltd.	43,181	2,324,433
FBL Financial Group, Inc., Class A	34,279	1,484,966
Hanover Insurance Group, Inc. (The)	43,455	2,669,875
Horace Mann Educators Corp.	71,510	2,073,790
Kemper Corp.	54,955	2,152,587
National Western Life Insurance Co., Class A	9,002	2,200,989
Navigators Group, Inc. (The) (a)	23,080	1,416,881
Safety Insurance Group, Inc.	30,655	1,650,772
Symetra Financial Corp.	155,625	3,084,488
United Fire Group, Inc.	64,150	1,946,953
Total		29,197,785
Real Estate Investment Trusts (REITs) 9.6%
AG Mortgage Investment Trust, Inc.	95,622	1,674,341
Apollo Residential Mortgage, Inc.	93,990	1,525,458
Associated Estates Realty Corp.	99,539	1,686,191
Brandywine Realty Trust	183,120	2,647,915
Campus Crest Communities, Inc.	241,198	2,093,599
Chesapeake Lodging Trust	94,593	2,433,878
Cousins Properties, Inc.	232,391	2,665,525
CYS Investments, Inc.	285,150	2,355,339
Highwoods Properties, Inc.	96,270	3,697,731
LaSalle Hotel Properties	87,500	2,739,625
National Health Investors, Inc.	34,597	2,091,734
Post Properties, Inc.	48,840	2,398,044
Potlatch Corp.	59,757	2,311,998
Rexford Industrial Realty, Inc.	67,893	962,723
Sabra Health Care REIT, Inc.	74,370	2,074,179
Sunstone Hotel Investors, Inc.	175,306	2,406,951
Terreno Realty Corp.	117,047	2,213,359
Total		37,978,590
Thrifts & Mortgage Finance 2.4%
Bank Mutual Corp.	239,080	1,515,767
BankFinancial Corp.	120,238	1,199,975
Brookline Bancorp, Inc.	162,140	1,527,359

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Thrifts & Mortgage Finance (continued)
MGIC Investment Corp. (a)	121,763	$1,037,421
Washington Federal, Inc.	125,695	2,928,694
WSFS Financial Corp.	17,065	1,218,953
Total		9,428,169
TOTAL FINANCIALS		135,529,381
HEALTH CARE 4.9%
Biotechnology 0.3%
Ariad Pharmaceuticals, Inc. (a)	173,560	1,398,894
Health Care Equipment & Supplies 0.3%
Masimo Corp. (a)	43,530	1,188,804
Health Care Providers & Services 3.2%
Centene Corp. (a)	27,200	1,693,200
Chemed Corp.	27,183	2,431,519
Ensign Group, Inc. (The)	22,202	968,895
Magellan Health Services, Inc. (a)	45,120	2,677,872
Molina Healthcare, Inc. (a)	61,610	2,314,072
Owens & Minor, Inc.	72,300	2,532,669
Total		12,618,227
Pharmaceuticals 1.1%
Impax Laboratories, Inc. (a)	117,220	3,096,952
Supernus Pharmaceuticals, Inc. (a)	129,102	1,154,172
Total		4,251,124
TOTAL HEALTH CARE		19,457,049
INDUSTRIALS 13.6%
Aerospace & Defense 2.0%
Esterline Technologies Corp. (a)	37,040	3,946,241
KEYW Holding Corp. (The) (a)	73,270	1,370,882
Orbital Sciences Corp. (a)	85,243	2,378,280
Total		7,695,403
Airlines 0.5%
Skywest, Inc.	148,864	1,899,505
Building Products 0.5%
Universal Forest Products, Inc.	37,000	2,047,580
Commercial Services & Supplies 1.9%
EnerNOC, Inc. (a)	77,272	1,721,620
Ennis, Inc.	63,092	1,045,435

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
Steelcase, Inc., Class A	165,200	$2,743,972
Unifirst Corp.	18,860	2,073,468
Total		7,584,495
Construction & Engineering 0.2%
Layne Christensen Co. (a)	52,619	957,140
Electrical Equipment 1.2%
General Cable Corp.	100,370	2,570,476
GrafTech International Ltd. (a)	199,718	2,180,920
Total		4,751,396
Machinery 6.0%
Albany International Corp., Class A	33,285	1,182,949
Altra Industrial Motion Corp.	58,187	2,077,276
Briggs & Stratton Corp.	94,081	2,093,302
CIRCOR International, Inc.	24,941	1,828,923
Dynamic Materials Corp.	57,068	1,086,575
EnPro Industries, Inc. (a)	27,176	1,974,880
FreightCar America, Inc.	44,078	1,024,373
Gorman-Rupp Co.	31,326	995,854
Hardinge, Inc.	32,460	467,424
Kadant, Inc.	37,546	1,369,303
LB Foster Co., Class A	43,584	2,041,910
Lydall, Inc. (a)	22,066	504,649
Mueller Industries, Inc.	88,768	2,662,152
Standex International Corp.	34,903	1,870,103
Titan International, Inc.	91,003	1,728,147
Twin Disc, Inc.	34,338	904,463
Total		23,812,283
Road & Rail 1.1%
Heartland Express, Inc.	82,233	1,865,867
Werner Enterprises, Inc.	91,138	2,324,930
Total		4,190,797
Trading Companies & Distributors 0.2%
Houston Wire & Cable Co.	49,030	643,764
TOTAL INDUSTRIALS		53,582,363
INFORMATION TECHNOLOGY 11.3%
Communications Equipment 0.9%
Digi International, Inc. (a)	77,400	785,610
Harmonic, Inc. (a)	181,727	1,297,531
Polycom, Inc. (a)	110,540	1,516,609
Total		3,599,750

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components 1.5%
Audience, Inc. (a)	40,560	$507,000
GSI Group, Inc. (a)	110,715	1,445,938
Measurement Specialties, Inc. (a)	27,067	1,836,496
MTS Systems Corp.	19,223	1,316,583
Rofin-Sinar Technologies, Inc. (a)	36,123	865,507
Total		5,971,524
Internet Software & Services 0.5%
j2 Global, Inc.	38,936	1,948,747
IT Services 1.2%
Global Cash Access Holdings, Inc. (a)	163,823	1,123,826
MoneyGram International, Inc. (a)	105,788	1,867,158
TeleTech Holdings, Inc. (a)	72,050	1,765,946
Total		4,756,930
Semiconductors & Semiconductor Equipment 5.3%
Entegris, Inc. (a)	199,630	2,417,519
Integrated Device Technology, Inc. (a)	184,970	2,262,183
International Rectifier Corp. (a)	57,560	1,577,144
IXYS Corp.	85,056	965,386
M/A-COM Technology Solutions Holdings, Inc. (a)	67,154	1,380,015
Microsemi Corp. (a)	60,570	1,516,067
MKS Instruments, Inc.	67,685	2,023,105
OmniVision Technologies, Inc. (a)	115,978	2,052,810
RF Micro Devices, Inc. (a)	350,360	2,760,837
Silicon Image, Inc. (a)	225,060	1,552,914
Spansion, Inc., Class A (a)	70,840	1,234,033
Teradyne, Inc. (a)	49,840	991,317
Total		20,733,330
Software 1.9%
ePlus, Inc. (a)	15,350	855,916
Mentor Graphics Corp.	149,920	3,301,238
Netscout Systems, Inc. (a)	41,570	1,562,201
Progress Software Corp. (a)	19,130	417,034
Tangoe, Inc. (a)	64,760	1,203,888
Total		7,340,277
TOTAL INFORMATION TECHNOLOGY		44,350,558
MATERIALS 5.6%
Chemicals 3.2%
A. Schulman, Inc.	56,720	2,056,667
Kraton Performance Polymers, Inc. (a)	77,131	2,016,204
LSB Industries, Inc. (a)	42,548	1,592,146
Olin Corp.	72,777	2,009,373

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
OM Group, Inc.	74,773	$2,483,959
Tronox Ltd., Class A	109,593	2,605,026
Total		12,763,375
Containers & Packaging 1.3%
Greif, Inc., Class A	95,269	5,000,670
Metals & Mining 1.1%
Hecla Mining Co.	533,470	1,637,753
Olympic Steel, Inc.	55,536	1,593,883
Stillwater Mining Co. (a)	74,290	1,100,235
Total		4,331,871
TOTAL MATERIALS		22,095,916
TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.5%
Cbeyond, Inc. (a)	109,516	793,991
magicJack VocalTec Ltd. (a)	56,780	1,205,439
Total		1,999,430
Wireless Telecommunication Services 0.4%
Shenandoah Telecommunications Co.	43,644	1,409,265
TOTAL TELECOMMUNICATION SERVICES		3,408,695
UTILITIES 6.8%
Electric Utilities 3.1%
Allete, Inc.	35,519	1,861,906
El Paso Electric Co.	71,130	2,541,475
IDACORP, Inc.	62,800	3,483,516
MGE Energy, Inc.	41,090	1,611,961
Portland General Electric Co.	87,845	2,840,907
Total		12,339,765
Gas Utilities 2.3%
Laclede Group, Inc. (The)	61,531	2,901,187
Southwest Gas Corp.	63,061	3,370,610
WGL Holdings, Inc.	72,200	2,892,332
Total		9,164,129
Multi-Utilities 1.4%
Avista Corp.	81,070	2,484,795

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Vectren Corp.	72,105	$2,840,216
Total		5,325,011
TOTAL UTILITIES		26,828,905
Total Common Stocks (Cost: $326,850,307)		$387,331,760

	Shares	Value

Exchange-Traded Funds 0.5%
iShares Russell 2000 Value ETF	19,390	1,955,287
Total Exchange-Traded Funds (Cost: $1,868,317)		$1,955,287

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	6,523,462	$6,523,462
Total Money Market Funds (Cost: $6,523,462)		$6,523,462
Total Investments
(Cost: $335,242,086) (d)		$395,810,509(e)
Other Assets & Liabilities, Net		(2,320,467)
Net Assets		$393,490,042

Notes to Portfolio of Investments

(a)            Non-income producing.

(b)            The rate shown is the seven-day current annualized yield at March 31, 2014.

(c)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,068,316	18,085,676	(22,630,530)	6,523,462	1,848	6,523,462

(d)            At March 31, 2014, the cost of securities for federal income tax purposes was approximately $335,242,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$69,200,000
Unrealized Depreciation	(8,632,000)
Net Unrealized Appreciation	$60,568,000

(e)            Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

MGIC      Mortgage Guaranty Insurance Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	39,262,975	—	—	39,262,975
Consumer Staples	11,809,215	—	—	11,809,215
Energy	31,006,703	—	—	31,006,703
Financials	135,529,381	—	—	135,529,381
Health Care	19,457,049	—	—	19,457,049
Industrials	53,582,363	—	—	53,582,363
Information Technology	44,350,558	—	—	44,350,558
Materials	22,095,916	—	—	22,095,916
Telecommunication Services	3,408,695	—	—	3,408,695
Utilities	26,828,905	—	—	26,828,905
Exchange-Traded Funds	1,955,287	—	—	1,955,287
Total Equity Securities	389,287,047	—	—	389,287,047
Mutual Funds
Money Market Funds	6,523,462	—	—	6,523,462
Total Mutual Funds	6,523,462	—	—	6,523,462
Total	395,810,509	—	—	395,810,509

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Small Company Growth Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.2%
CONSUMER DISCRETIONARY 20.0%
Automobiles 0.8%
Winnebago Industries, Inc. (a)	10,757	$294,634
Diversified Consumer Services 1.2%
LifeLock, Inc. (a)	26,952	461,149
Hotels, Restaurants & Leisure 4.5%
Chuy’s Holdings, Inc. (a)	5,623	242,576
Diamond Resorts International, Inc. (a)	14,095	238,910
Domino’s Pizza, Inc.	8,346	642,392
Fiesta Restaurant Group, Inc. (a)	4,146	189,016
Six Flags Entertainment Corp.	3,863	155,100
Sonic Corp. (a)	7,505	171,039
Total		1,639,033
Internet & Catalog Retail 1.0%
Qunar Cayman Islands Ltd., ADR (a)	5,540	169,469
RetailMeNot, Inc. (a)	6,830	218,560
Total		388,029
Leisure Products 1.0%
Brunswick Corp.	5,422	245,562
Malibu Boats, Inc., Class A (a)	5,380	119,544
Total		365,106
Media 1.9%
Cumulus Media, Inc. Class A (a)	16,905	116,814
Eros International PLC (a)	11,148	179,148
MDC Partners, Inc., Class A	17,466	398,574
Total		694,536
Multiline Retail 1.1%
Burlington Stores, Inc. (a)	13,205	389,811
Specialty Retail 6.7%
Cabela’s, Inc. (a)	4,420	289,554
Conn’s, Inc. (a)	9,680	376,068
Five Below, Inc. (a)	14,352	609,673
Lumber Liquidators Holdings, Inc. (a)	2,696	252,885
Mattress Firm Holding Corp. (a)	4,953	236,902
Monro Muffler Brake, Inc.	8,065	458,737
Pier 1 Imports, Inc.	12,151	229,411
Total		2,453,230
Textiles, Apparel & Luxury Goods 1.8%
Kate Spade & Co. (a)	17,390	644,995

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
TOTAL CONSUMER DISCRETIONARY		7,330,523
CONSUMER STAPLES 2.9%
Food & Staples Retailing 1.7%
Natural Grocers by Vitamin Cottage, Inc. (a)	6,184	$269,994
Pricesmart, Inc.	3,340	337,106
Total		607,100
Food Products 1.2%
Annie’s, Inc. (a)	4,967	199,624
Hain Celestial Group, Inc. (The) (a)	2,803	256,390
Total		456,014
TOTAL CONSUMER STAPLES		1,063,114
ENERGY 3.6%
Oil, Gas & Consumable Fuels 3.6%
Carrizo Oil & Gas, Inc. (a)	7,619	407,312
Diamondback Energy, Inc. (a)	2,586	174,064
Rex Energy Corp. (a)	11,176	209,103
Sanchez Energy Corp. (a)	12,905	382,375
Western Refining, Inc.	3,774	145,676
Total		1,318,530
TOTAL ENERGY		1,318,530
FINANCIALS 5.6%
Banks 1.3%
BankUnited, Inc.	13,161	457,608
Capital Markets 0.6%
Financial Engines, Inc.	4,513	229,170
Consumer Finance 0.6%
Portfolio Recovery Associates, Inc. (a)	3,705	214,371
Diversified Financial Services 0.6%
MarkeTaxess Holdings, Inc.	3,840	227,405
Real Estate Investment Trusts (REITs) 1.9%
Altisource Residential Corp.	16,006	505,150
Sovran Self Storage, Inc.	2,623	192,659
Total		697,809
Thrifts & Mortgage Finance 0.6%
BofI Holding, Inc. (a)	1,856	159,152

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Thrifts & Mortgage Finance (continued)
EverBank Financial Corp.	2,790	$55,047
Total		214,199
TOTAL FINANCIALS		2,040,562
HEALTH CARE 21.4%
Biotechnology 7.9%
ACADIA Pharmaceuticals, Inc. (a)	5,350	130,166
Alnylam Pharmaceuticals, Inc. (a)	4,801	322,339
Arrowhead Research Corp. (a)	14,973	245,857
Auspex Pharmaceuticals, Inc. (a)	5,778	177,731
Cepheid, Inc. (a)	6,926	357,243
Clovis Oncology, Inc. (a)	2,587	179,202
Dicerna Pharmaceuticals, Inc. (a)	1,806	51,020
Infinity Pharmaceuticals, Inc. (a)	5,874	69,842
Insmed, Inc. (a)	9,884	188,191
Intercept Pharmaceuticals, Inc. (a)	580	191,278
Isis Pharmaceuticals, Inc. (a)	5,663	244,698
Keryx Biopharmaceuticals, Inc. (a)	16,164	275,435
Novavax, Inc. (a)	38,546	174,613
TESARO, Inc. (a)	4,707	138,762
Ultragenyx Pharmaceutical, Inc. (a)	3,115	152,292
Total		2,898,669
Health Care Equipment & Supplies 4.9%
Align Technology, Inc. (a)	13,351	691,448
Cyberonics, Inc. (a)	3,789	247,232
DexCom, Inc. (a)	6,460	267,186
GenMark Diagnostics, Inc. (a)	13,019	129,409
Insulet Corp. (a)	6,549	310,554
TearLab Corp. (a)	21,524	145,502
Total		1,791,331
Health Care Providers & Services 2.0%
Air Methods Corp. (a)	4,961	265,066
Centene Corp. (a)	3,161	196,772
ExamWorks Group, Inc. (a)	7,702	269,647
Total		731,485
Health Care Technology 2.9%
athenahealth, Inc. (a)	3,219	515,812
HMS Holdings Corp. (a)	6,121	116,605
Medidata Solutions, Inc. (a)	7,534	409,398
Total		1,041,815
Life Sciences Tools & Services 1.4%
ICON PLC (a)	10,893	517,962

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 2.3%
AcelRx Pharmaceuticals, Inc. (a)	12,008	$144,216
Akorn, Inc. (a)	10,632	233,904
Jazz Pharmaceuticals PLC (a)	1,275	176,817
Pacira Pharmaceuticals, Inc. (a)	2,305	161,327
Revance Therapeutics, Inc. (a)	3,659	115,259
Total		831,523
TOTAL HEALTH CARE		7,812,785
INDUSTRIALS 18.0%
Aerospace & Defense 0.5%
DigitalGlobe, Inc. (a)	6,081	176,410
Air Freight & Logistics 0.6%
XPO Logistics, Inc. (a)	6,993	205,664
Airlines 1.7%
Alaska Air Group, Inc.	2,791	260,428
Spirit Airlines, Inc. (a)	6,121	363,588
Total		624,016
Commercial Services & Supplies 0.3%
MiX Telematics Ltd., ADR (a)	11,539	124,390
Electrical Equipment 1.9%
Acuity Brands, Inc.	2,555	338,716
Generac Holdings, Inc.	5,687	335,363
Total		674,079
Machinery 3.5%
Manitowoc Co., Inc. (The)	6,344	199,519
Middleby Corp. (The) (a)	2,936	775,720
Rexnord Corp. (a)	11,022	319,418
Total		1,294,657
Marine 1.8%
Baltic Trading Ltd.	26,001	164,066
Navios Maritime Holdings, Inc.	30,439	299,824
Safe Bulkers, Inc.	18,596	177,034
Total		640,924
Professional Services 4.6%
Advisory Board Co. (The) (a)	8,113	521,260
On Assignment, Inc. (a)	9,510	366,991
TrueBlue, Inc. (a)	7,512	219,801
Wageworks, Inc. (a)	10,257	575,521
Total		1,683,573

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 0.4%
Swift Transportation Co. (a)	5,950	$147,262
Trading Companies & Distributors 2.7%
Beacon Roofing Supply, Inc. (a)	5,086	196,625
DXP Enterprises, Inc. (a)	1,900	180,367
H&E Equipment Services, Inc. (a)	6,418	259,608
Watsco, Inc.	3,651	364,771
Total		1,001,371
TOTAL INDUSTRIALS		6,572,346
INFORMATION TECHNOLOGY 26.4%
Electronic Equipment, Instruments & Components 2.7%
Cognex Corp. (a)	4,885	165,406
Control4 Corp. (a)	12,025	255,050
FEI Co.	3,007	309,781
FLIR Systems, Inc.	7,228	260,208
Total		990,445
Internet Software & Services 10.6%
21Vianet Group, Inc., ADR (a)	8,917	255,918
Benefitfocus, Inc. (a)	3,124	146,734
Care.com, Inc. (a)	3,213	53,175
ChannelAdvisor Corp. (a)	5,001	188,738
Cornerstone OnDemand, Inc. (a)	11,374	544,473
CoStar Group, Inc. (a)	3,547	662,367
Cvent, Inc. (a)	5,170	186,896
Envestnet, Inc. (a)	4,272	171,649
Gogo, Inc. (a)	9,455	194,206
OpenTable, Inc. (a)	2,385	183,478
Pandora Media, Inc. (a)	11,317	343,131
Shutterstock, Inc. (a)	2,952	214,345
SPS Commerce, Inc. (a)	2,573	158,111
Xoom Corp. (a)	7,204	140,622
Yelp, Inc. (a)	5,698	438,347
Total		3,882,190
IT Services 3.4%
Acxiom Corp. (a)	11,253	387,047
Euronet Worldwide, Inc. (a)	7,282	302,859
MAXIMUS, Inc.	12,419	557,116
Total		1,247,022

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 1.9%
Formfactor, Inc. (a)	27,252	$174,140
Himax Technologies, Inc., ADR	17,237	198,570
SunEdison, Inc. (a)	15,860	298,803
Total		671,513
Software 7.8%
Aspen Technology, Inc. (a)	8,408	356,163
Fortinet, Inc. (a)	10,200	224,706
Guidewire Software, Inc. (a)	11,985	587,864
Proofpoint, Inc. (a)	15,034	557,461
PTC, Inc. (a)	11,268	399,225
Tyler Technologies, Inc. (a)	456	38,158
Ultimate Software Group, Inc. (The) (a)	5,030	689,110
Total		2,852,687
TOTAL INFORMATION TECHNOLOGY		9,643,857
MATERIALS 0.7%
Metals & Mining 0.3%
Globe Specialty Metals, Inc.	5,585	116,280
Paper & Forest Products 0.4%
Louisiana-Pacific Corp. (a)	8,126	137,085
TOTAL MATERIALS		253,365
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.6%
Cogent Communications Group, Inc.	16,288	578,713
TOTAL TELECOMMUNICATION SERVICES		578,713
Total Common Stocks (Cost: $31,466,901)		$36,613,795

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	393,197	$393,197
Total Money Market Funds (Cost: $393,197)		$393,197
Total Investments
(Cost: $31,860,098) (d)		$37,006,992(e)
Other Assets & Liabilities, Net		(481,780)
Net Assets		$36,525,212

Notes to Portfolio of Investments

(a)            Non-income producing.

(b)            The rate shown is the seven-day current annualized yield at March 31, 2014.

(c)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	381,870	3,390,634	(3,379,307)	393,197	86	393,197

(d)            At March 31, 2014, the cost of securities for federal income tax purposes was approximately $31,860,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,268,000
Unrealized Depreciation	(1,121,000)
Net Unrealized Appreciation	$5,147,000

(e)            Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR        American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	7,330,523	—	—	7,330,523
Consumer Staples	1,063,114	—	—	1,063,114
Energy	1,318,530	—	—	1,318,530
Financials	2,040,562	—	—	2,040,562
Health Care	7,812,785	—	—	7,812,785
Industrials	6,572,346	—	—	6,572,346
Information Technology	9,643,857	—	—	9,643,857
Materials	253,365	—	—	253,365
Telecommunication Services	578,713	—	—	578,713
Total Equity Securities	36,613,795	—	—	36,613,795
Mutual Funds
Money Market Funds	393,197	—	—	393,197
Total Mutual Funds	393,197	—	—	393,197
Total	37,006,992	—	—	37,006,992

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Strategic Income Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 43.4%
Aerospace & Defense 0.8%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$1,505,000	$1,484,306
Bombardier, Inc. (b)
Senior Notes
01/15/23	6.125%	1,595,000	1,608,956
Senior Unsecured
03/15/20	7.750%	278,000	311,360
Bombardier, Inc. (b)(c)
Senior Unsecured
04/15/19	4.750%	486,000	486,000
10/15/22	6.000%	558,000	558,000
Northrop Grumman Corp. Senior Unsecured
03/15/21	3.500%	3,045,000	3,073,385
Oshkosh Corp.
03/01/20	8.500%	2,086,000	2,289,385
TransDigm, Inc.
10/15/20	5.500%	83,000	84,453
Total			9,895,845
Automotive 0.8%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	647,000	673,689
03/15/21	6.250%	612,000	651,780
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/21	8.250%	765,000	865,406
Chrysler Group LLC/Co-Issuer, Inc. (b)
Secured
06/15/19	8.000%	1,347,000	1,476,649
General Motors Co. Senior Unsecured (b)
10/02/23	4.875%	2,385,000	2,444,625
Jaguar Land Rover Automotive PLC (b)
12/15/18	4.125%	735,000	752,456
02/01/23	5.625%	867,000	903,848
Tenneco, Inc.
08/15/18	7.750%	16,000	16,940
Titan International, Inc. Senior Secured (b)
10/01/20	6.875%	611,000	650,715
Visteon Corp.
04/15/19	6.750%	1,601,000	1,683,051
Total			10,119,159
Banking 1.2%
Ally Financial, Inc.
03/15/20	8.000%	4,243,000	5,112,815
09/15/20	7.500%	791,000	940,301
BanColombia SA Senior Unsecured
06/03/21	5.950%	700,000	747,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Bank of America Corp. Senior Unsecured
07/24/23	4.100%	$1,185,000	$1,201,965
Citigroup, Inc. Senior Unsecured
10/25/23	3.875%	1,200,000	1,191,508
Goldman Sachs Group, Inc. (The)
Senior Unsecured
01/22/23	3.625%	830,000	817,085
03/03/24	4.000%	360,000	358,404
Grupo Aval Ltd. (b)
09/26/22	4.750%	500,000	482,500
Industrial Senior Trust (b)
11/01/22	5.500%	400,000	381,500
JPMorgan Chase & Co. Senior Unsecured
02/01/24	3.875%	1,200,000	1,210,766
Morgan Stanley Senior Unsecured
02/25/23	3.750%	835,000	829,707
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	1,564,000	1,777,095
Total			15,050,896
Brokerage 0.3%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	1,021,000	1,110,338
Nuveen Investments, Inc. (b)
Senior Unsecured
10/15/17	9.125%	720,000	761,400
10/15/20	9.500%	1,391,000	1,481,415
Total			3,353,153
Building Materials 0.8%
Allegion US Holding Co., Inc. (b)
10/01/21	5.750%	789,000	830,422
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%	1,704,000	1,755,120
Building Materials Corp. of America Senior Notes (b)
05/01/21	6.750%	1,355,000	1,470,175
Gibraltar Industries, Inc.
02/01/21	6.250%	272,000	290,020
HD Supply, Inc.
07/15/20	7.500%	1,895,000	2,067,919
07/15/20	11.500%	500,000	595,000
Interface, Inc.
12/01/18	7.625%	536,000	570,840

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Building Materials (continued)
Nortek, Inc.
04/15/21	8.500%	$786,000	$878,355
Ply Gem Industries, Inc. (b)
02/01/22	6.500%	687,000	692,153
Turkiye Sise ve Cam Fabrikalari AS Senior Unsecured (b)
05/09/20	4.250%	472,000	429,578
USG Corp. (b)
11/01/21	5.875%	325,000	345,313
Total			9,924,895
Chemicals 1.3%
Axalta Coating Systems U.S. Holdings, Inc/Dutch Holding B BV (b)
05/01/21	7.375%	880,000	957,000
Celanese U.S. Holdings LLC
10/15/18	6.625%	8,000	8,448
06/15/21	5.875%	1,104,000	1,186,800
Chemtura Corp.
07/15/21	5.750%	1,235,000	1,281,312
Huntsman International LLC
11/15/20	4.875%	1,415,000	1,423,844
INEOS Group Holdings SA (b)
02/15/19	5.875%	1,177,000	1,202,011
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	1,175,000	1,357,125
LYB International Finance BV
07/15/23	4.000%	590,000	601,707
NOVA Chemicals Corp. Senior Unsecured (b)
08/01/23	5.250%	584,000	624,880
PQ Corp. Secured (b)
05/01/18	8.750%	5,160,000	5,624,400
Polypore International, Inc.
11/15/17	7.500%	1,025,000	1,086,500
Rockwood Specialties Group, Inc.
10/15/20	4.625%	429,000	442,943
SPCM SA Senior Unsecured (b)
01/15/22	6.000%	202,000	214,120
Sibur Securities Ltd. (b)
01/31/18	3.914%	750,000	682,500
Total			16,693,590
Construction Machinery 1.1%
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	745,000	810,187

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Construction Machinery (continued)
Case New Holland Industrial, Inc.
12/01/17	7.875%	$4,612,000	$5,407,570
Columbus McKinnon Corp.
02/01/19	7.875%	381,000	410,528
H&E Equipment Services, Inc.
09/01/22	7.000%	1,541,000	1,695,100
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	1,534,000	1,599,195
United Rentals North America, Inc.
04/15/22	7.625%	1,445,000	1,620,206
06/15/23	6.125%	814,000	862,840
11/15/24	5.750%	722,000	727,415
Secured
07/15/18	5.750%	777,000	831,390
Total			13,964,431
Consumer Cyclical Services 0.6%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	1,367,000	1,201,620
APX Group, Inc.
12/01/20	8.750%	1,675,000	1,704,312
Senior Secured
12/01/19	6.375%	3,655,000	3,728,100
Monitronics International, Inc.
04/01/20	9.125%	946,000	1,013,403
Total			7,647,435
Consumer Products 0.6%
Alphabet Holding Co., Inc. Senior Unsecured PIK (d)
11/01/17	7.750%	632,000	653,330
Revlon Consumer Products Corp.
02/15/21	5.750%	896,000	900,480
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	1,863,000	2,049,300
Spectrum Brands, Inc.
03/15/20	6.750%	309,000	334,879
11/15/20	6.375%	829,000	897,392
11/15/22	6.625%	281,000	305,939
Springs Window Fashions LLC Senior Secured (b)
06/01/21	6.250%	1,453,000	1,511,120
Tempur Sealy International, Inc.
12/15/20	6.875%	308,000	336,875
Total			6,989,315
Diversified Manufacturing 0.6%
Actuant Corp.
06/15/22	5.625%	610,000	635,925

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Diversified Manufacturing (continued)
Amsted Industries, Inc. (b)
03/15/22	5.000%	$961,000		$965,805
Entegris, Inc. (b)(c)
04/01/22	6.000%		940,000	961,150
Gardner Denver, Inc. Senior Unsecured (b)
08/15/21	6.875%		2,001,000	2,061,030
Hamilton Sundstrand Corp. Senior Unsecured (b)
12/15/20	7.750%		1,798,000	1,937,345
Metalloinvest Finance Ltd. (b)
07/21/16	6.500%		1,000,000	1,018,213
Total				7,579,468
Electric 1.7%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%		1,441,000	1,642,740
Calpine Corp. Senior Secured (b)
01/15/22	6.000%		1,543,000	1,620,150
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%		1,265,000	1,297,421
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	1,837,000	767,103
Dominion Resources, Inc.
Senior Unsecured
03/15/21	4.450%		880,000	947,797
09/15/22	2.750%		820,000	776,239
Duke Energy Corp.
Senior Unsecured
09/15/21	3.550%		175,000	178,745
08/15/22	3.050%		3,642,000	3,543,440
NRG Energy, Inc. (b)
07/15/22	6.250%		2,515,000	2,584,162
Oncor Electric Delivery Co. LLC Senior Secured
06/01/42	5.300%		1,460,000	1,623,803
PPL Capital Funding, Inc.
06/01/23	3.400%		2,475,000	2,394,377
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%		2,230,000	2,190,585
Southern California Edison Co. 1st Refunding Mortgage
06/01/21	3.875%		1,330,000	1,418,203
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%		525,000	578,794
Total				21,563,559

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Entertainment 0.5%
AMC Entertainment, Inc.
12/01/20	9.750%	$752,000	$866,680
Activision Blizzard, Inc. (b)
09/15/21	5.625%	3,276,000	3,505,320
09/15/23	6.125%	272,000	296,140
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	1,000,000	1,012,500
Regal Entertainment Group Senior Unsecured
03/15/22	5.750%	302,000	311,060
Six Flags, Inc. (b)(e)(f)(g)
06/01/14	9.625%	95,000	—
Total			5,991,700
Environmental 0.1%
Clean Harbors, Inc.
08/01/20	5.250%	550,000	566,500
Corp. Azucarera del Peru SA (b)
08/02/22	6.375%	500,000	452,585
Total			1,019,085
Food and Beverage 1.0%
ARAMARK Corp.
03/15/20	5.750%	1,060,000	1,119,625
B&G Foods, Inc.
06/01/21	4.625%	1,733,000	1,713,504
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	2,025,000	1,955,877
Constellation Brands, Inc. Senior Unsecured
05/01/21	3.750%	471,000	460,402
Cosan Luxembourg SA (b)
03/14/23	5.000%	200,000	185,328
Darling International, Inc. (b)
01/15/22	5.375%	1,354,000	1,391,235
Diamond Foods, Inc. (b)
03/15/19	7.000%	303,000	313,605
Heineken NV Senior Unsecured (b)
04/01/22	3.400%	1,700,000	1,697,118
MHP SA (b)
04/02/20	8.250%	2,100,000	1,827,420
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	1,045,000	1,068,035
TreeHouse Foods, Inc.
03/15/22	4.875%	291,000	292,819
Total			12,024,968

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gaming 1.7%
Boyd Gaming Corp.
07/01/20	9.000%	$188,000	$207,975
Caesars Entertainment Operating Co., Inc.
Senior Secured
02/15/20	8.500%	805,000	712,425
02/15/20	9.000%	1,494,000	1,340,865
MCE Finance Ltd. (b)
02/15/21	5.000%	2,703,000	2,703,000
MGM Resorts International
03/01/18	11.375%	901,000	1,164,542
10/01/20	6.750%	176,000	195,140
12/15/21	6.625%	2,959,000	3,254,900
PNK Finance Corp. (b)
08/01/21	6.375%	2,427,000	2,524,080
Penn National Gaming, Inc. Senior Unsecured (b)
11/01/21	5.875%	571,000	563,149
Seminole Tribe of Florida, Inc. (b)
Senior Secured
10/01/20	6.535%	65,000	71,825
Senior Unsecured
10/01/20	7.804%	135,000	148,253
Seneca Gaming Corp. (b)
12/01/18	8.250%	1,340,000	1,433,800
Studio City Finance Ltd. (b)
12/01/20	8.500%	820,000	918,400
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (b)
06/01/21	6.375%	1,470,000	1,447,950
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	923,000	804,164
Wynn Macau Ltd. Senior Unsecured (b)
10/15/21	5.250%	3,332,000	3,390,310
Total			20,880,778
Gas Pipelines 2.7%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	1,388,000	1,398,410
03/15/24	4.875%	1,485,000	1,481,287
Crestwood Midstream Partners LP/Corp. (b)
03/01/22	6.125%	490,000	512,050
El Paso LLC
Senior Secured
09/15/20	6.500%	3,024,000	3,317,005
01/15/32	7.750%	2,801,000	2,995,748
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	3,859,000	4,196,662
Kinder Morgan Energy Partners LP
Senior Unsecured
09/01/22	3.950%	535,000	532,169

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gas Pipelines (continued)
02/15/23	3.450%	$725,000	$691,049
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,102,000	1,190,160
02/15/23	5.500%	1,174,000	1,206,285
07/15/23	4.500%	2,558,000	2,462,075
NiSource Finance Corp.
02/15/23	3.850%	900,000	891,670
Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	1,359,000	1,413,360
07/15/21	6.500%	1,813,000	1,944,442
11/01/23	4.500%	1,259,000	1,170,870
Sabine Pass Liquefaction LLC
Senior Secured
02/01/21	5.625%	60,000	61,875
Sabine Pass Liquefaction LLC (b)
Senior Secured
03/15/22	6.250%	447,000	462,645
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	4,160,000	4,669,434
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	1,785,000	1,787,231
TransCanada PipeLines Ltd. Senior Unsecured
10/16/43	5.000%	360,000	377,971
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	1,190,000	1,115,983
Total			33,878,381
Health Care 2.9%
Amsurg Corp.
11/30/20	5.625%	419,000	435,760
Biomet, Inc.
08/01/20	6.500%	4,041,000	4,352,157
10/01/20	6.500%	655,000	695,938
CHS/Community Health Systems, Inc. (b)
02/01/22	6.875%	1,808,000	1,889,360
Senior Secured
08/01/21	5.125%	330,000	338,250
Catamaran Corp.
03/15/21	4.750%	321,000	325,414
ConvaTec Finance International SA Senior Unsecured PIK (b)
01/15/19	8.250%	703,000	724,090
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	2,150,000	2,391,875
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	1,848,000	1,965,810

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Emdeon, Inc.
12/31/19	11.000%	$1,275,000	$1,479,000
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	386,000	415,915
01/31/22	5.875%	801,000	851,063
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	163,000	182,560
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	621,000	664,781
HCA, Inc.
02/15/22	7.500%	900,000	1,028,250
05/01/23	5.875%	1,340,000	1,378,525
Senior Secured
03/15/19	3.750%	540,000	542,025
02/15/20	6.500%	1,831,000	2,050,720
05/01/23	4.750%	795,000	786,056
Healthcare Technology Intermediate, Inc. Senior Unsecured PIK (b)
09/01/18	7.375%	133,000	135,660
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	586,000	616,765
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	505,000	580,750
LifePoint Hospitals, Inc. (b)
12/01/21	5.500%	897,000	935,122
MPH Acquisition Holdings LLC Senior Unsecured (b)
04/01/22	6.625%	1,197,000	1,226,925
Multiplan, Inc. (b)
09/01/18	9.875%	2,093,000	2,268,289
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	951,000	1,067,497
STHI Holding Corp. Secured (b)
03/15/18	8.000%	403,000	427,180
Tenet Healthcare Corp.
Senior Secured
04/01/21	4.500%	1,919,000	1,875,822
Senior Unsecured
04/01/22	8.125%	2,721,000	3,040,717
Tenet Healthcare Corp. (b)
Senior Secured
10/01/20	6.000%	1,443,000	1,545,814
Total			36,218,090
Home Construction 0.4%
Brookfield Residential Properties, Inc. /U.S. Corp. (b)
07/01/22	6.125%	373,000	385,123

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Home Construction (continued)
KB Home
05/15/19	4.750%	$625,000	$629,687
Meritage Homes Corp.
03/01/18	4.500%	575,000	589,375
04/15/20	7.150%	367,000	409,205
04/01/22	7.000%	691,000	761,827
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	706,000	778,365
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	180,000	198,450
04/15/20	7.750%	706,000	778,365
04/15/21	5.250%	39,000	39,390
Total			4,569,787
Independent Energy 5.5%
Afren PLC Senior Secured (b)
12/09/20	6.625%	2,722,000	2,696,803
Antero Resources Finance Corp. (b)
11/01/21	5.375%	649,000	658,735
Athlon Holdings LP/Finance Corp. (b)
04/15/21	7.375%	1,854,000	1,974,510
Aurora U.S.A. Oil & Gas, Inc. (b)
04/01/20	7.500%	1,899,000	2,093,647
Canadian Oil Sands Ltd. (b)
04/01/22	4.500%	1,475,000	1,524,587
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,083,000	1,161,518
Chesapeake Energy Corp.
08/15/20	6.625%	1,355,000	1,522,681
02/15/21	6.125%	2,851,000	3,107,590
03/15/23	5.750%	2,086,000	2,208,552
Cimarex Energy Co.
05/01/22	5.875%	786,000	852,810
Comstock Resources, Inc.
06/15/20	9.500%	2,302,000	2,624,280
Concho Resources, Inc.
01/15/21	7.000%	875,000	964,688
01/15/22	6.500%	1,430,000	1,558,700
04/01/23	5.500%	1,141,000	1,186,640
Continental Resources, Inc.
09/15/22	5.000%	3,282,000	3,446,100
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	1,207,000	1,354,857
Senior Secured
05/01/19	6.875%	1,175,000	1,269,000
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	931,000	1,075,305
Halcon Resources Corp.
07/15/20	9.750%	120,000	129,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
05/15/21	8.875%	$955,000	$990,813
Kodiak Oil & Gas Corp.
12/01/19	8.125%	1,070,000	1,186,363
01/15/21	5.500%	2,222,000	2,280,327
02/01/22	5.500%	2,752,000	2,817,360
Laredo Petroleum, Inc.
02/15/19	9.500%	2,975,000	3,283,656
05/01/22	7.375%	822,000	912,420
Laredo Petroleum, Inc. (b)
01/15/22	5.625%	1,249,000	1,264,613
MEG Energy Corp. (b)
01/30/23	6.375%	674,000	697,590
03/31/24	7.000%	905,000	957,038
Novatek Finance Ltd. (b)
Senior Unsecured
02/21/17	7.750%	RUB	47,000,000	1,267,455
02/03/21	6.604%	2,000,000	2,080,954
Oasis Petroleum, Inc.
02/01/19	7.250%	1,990,000	2,129,300
11/01/21	6.500%	1,254,000	1,348,050
01/15/23	6.875%	443,000	480,655
Oasis Petroleum, Inc. (b)
03/15/22	6.875%	1,991,000	2,155,257
Parsley Energy LLC/Finance Corp. Senior Unsecured (b)
02/15/22	7.500%	1,810,000	1,909,550
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	1,145,000	1,259,500
05/01/23	5.250%	1,766,000	1,757,170
RKI Exploration & Production LLC/Finance Corp. (b)
08/01/21	8.500%	260,000	280,800
Range Resources Corp.
03/15/23	5.000%	1,850,000	1,873,125
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	621,000	670,680
01/01/23	6.500%	405,000	432,338
SM Energy Co. (b)
Senior Unsecured
01/15/24	5.000%	806,000	783,835
SandRidge Energy, Inc.
10/15/22	8.125%	611,000	665,990
02/15/23	7.500%	218,000	232,170
Whiting Petroleum Corp.
10/01/18	6.500%	74,000	77,885
03/15/21	5.750%	1,204,000	1,294,300
Zhaikmunai LLP
11/13/19	7.125%	1,961,000	2,034,537
Total	68,534,034
Integrated Energy 0.1%
Lukoil International Finance BV (b)
11/09/20	6.125%	1,200,000	1,248,088

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Lodging 0.6%
Choice Hotels International, Inc.
07/01/22	5.750%	$431,000	$456,860
Hilton Worldwide Finance/Corp. (b)
10/15/21	5.625%	3,279,000	3,434,753
Playa Resorts Holding BV Senior Unsecured (b)
08/15/20	8.000%	2,745,000	2,971,818
Total			6,863,431
Media Cable 1.2%
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	904,000	892,700
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	2,488,000	2,780,340
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%	849,000	887,205
DISH DBS Corp.
09/01/19	7.875%	2,212,000	2,615,690
06/01/21	6.750%	1,089,000	1,219,680
07/15/22	5.875%	1,475,000	1,574,562
Mediacom Broadband LLC/Corp. Senior Unsecured (b)
04/15/21	5.500%	161,000	161,805
NBCUniversal Media LLC
04/01/21	4.375%	1,195,000	1,296,846
Time Warner Cable, Inc.
09/15/42	4.500%	15,000	13,770
Videotron Ltd.
07/15/22	5.000%	2,267,000	2,272,667
Virgin Media Secured Finance PLC Senior Secured (b)
04/15/21	5.375%	519,000	535,868
WaveDivision Escrow LLC/Corp. Senior Unsecured (b)
09/01/20	8.125%	27,000	28,890
Total			14,280,023
Media Non-Cable 3.5%
AMC Networks, Inc.
07/15/21	7.750%	1,941,000	2,186,051
12/15/22	4.750%	1,333,000	1,326,335
British Sky Broadcasting Group PLC (b)
11/26/22	3.125%	2,735,000	2,630,364
CBS Outdoor Americas Capital LLC/Corp. (b)
02/15/22	5.250%	1,093,000	1,120,325
02/15/24	5.625%	233,000	238,825
Clear Channel Communications, Inc. PIK (d)
02/01/21	14.000%	946,000	946,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Non-Cable (continued)
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	$2,613,000	$2,727,319
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	2,299,000	2,482,920
11/15/22	6.500%	709,000	752,426
11/15/22	6.500%	2,647,000	2,828,981
DigitalGlobe, Inc.
02/01/21	5.250%	1,720,000	1,698,500
Gannett Co., Inc. (b)
10/15/19	5.125%	730,000	766,500
Hughes Satellite Systems Corp.
06/15/21	7.625%	605,000	682,138
Senior Secured
06/15/19	6.500%	2,203,000	2,417,792
Intelsat Jackson Holdings SA
Senior Unsecured
04/01/21	7.500%	680,000	746,300
Intelsat Jackson Holdings SA (b)
08/01/23	5.500%	833,000	816,340
Intelsat Luxembourg SA (b)
06/01/21	7.750%	2,367,000	2,491,267
06/01/23	8.125%	1,235,000	1,309,100
Lamar Media Corp.
05/01/23	5.000%	710,000	710,000
Lamar Media Corp. (b)
01/15/24	5.375%	441,000	452,025
MDC Partners, Inc. (b)
04/01/20	6.750%	1,959,000	2,061,848
Netflix, Inc. Senior Unsecured (b)
03/01/24	5.750%	381,000	394,335
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	1,175,000	1,227,875
Nielsen Finance LLC/Co.
10/01/20	4.500%	3,207,000	3,231,052
Sirius XM Holdings, Inc. (b)
08/15/22	5.250%	880,000	906,400
Starz LLC/Finance Corp.
09/15/19	5.000%	237,000	244,703
Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	545,000	491,356
Univision Communications, Inc. (b)
05/15/21	8.500%	825,000	913,688
Senior Secured
11/01/20	7.875%	1,680,000	1,860,600
09/15/22	6.750%	206,000	227,888
05/15/23	5.125%	2,557,000	2,614,532
Total			43,503,785

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Metals 1.3%
Alpha Natural Resources, Inc.
06/01/19	6.000%	$682,000	$520,025
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	975,000	1,039,594
02/25/22	6.750%	3,678,000	4,049,434
Arch Coal, Inc. Secured (b)
01/15/19	8.000%	1,494,000	1,494,000
CONSOL Energy, Inc.
03/01/21	6.375%	62,000	65,643
Calcipar SA Senior Secured (b)
05/01/18	6.875%	1,709,000	1,820,085
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/19	8.250%	325,000	356,687
Peabody Energy Corp.
11/15/18	6.000%	278,000	291,553
11/15/21	6.250%	1,725,000	1,729,312
Samarco Mineracao SA (b)
Senior Unsecured
11/01/22	4.125%	750,000	688,070
10/24/23	5.750%	2,800,000	2,817,500
Vale Overseas Ltd.
01/11/22	4.375%	1,300,000	1,290,676
Total			16,162,579
Non-Captive Consumer 0.3%
Provident Funding Associates LP/PFG Finance Corp. (b)
06/15/21	6.750%	1,468,000	1,468,000
Springleaf Finance Corp.
12/15/17	6.900%	807,000	885,682
06/01/20	6.000%	419,000	426,333
10/01/21	7.750%	722,000	799,615
10/01/23	8.250%	498,000	554,025
Total			4,133,655
Non-Captive Diversified 0.8%
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	608,000	608,760
CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	900,000	965,250
08/15/22	5.000%	435,000	451,313
CIT Group, Inc. (b)
Senior Unsecured
02/15/19	5.500%	1,616,000	1,737,200
International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	377,000	384,540
04/01/19	5.875%	359,000	392,208
05/15/19	6.250%	533,000	587,632
12/15/20	8.250%	2,026,000	2,450,427

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Non-Captive Diversified (continued)
04/15/21	4.625%	$945,000	$945,000
01/15/22	8.625%	1,094,000	1,341,517
Total			9,863,847
Oil Field Services 0.6%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	3,286,000	3,532,450
Oil States International, Inc.
06/01/19	6.500%	1,286,000	1,353,515
01/15/23	5.125%	709,000	794,080
Pacific Drilling SA Senior Secured (b)
06/01/20	5.375%	2,053,000	2,037,602
Total			7,717,647
Other Financial Institutions 0.2%
FTI Consulting, Inc.
11/15/22	6.000%	328,000	334,560
Icahn Enterprises LP/Finance Corp. (b)
08/01/20	6.000%	647,000	685,820
02/01/22	5.875%	805,000	817,075
National Financial Partners Corp. Senior Unsecured (b)
07/15/21	9.000%	409,000	437,630
Total			2,275,085
Other Industry —%
Unifrax I LLC/Holding Co. (b)
02/15/19	7.500%	234,000	248,333
Packaging 0.7%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/19	6.250%	588,000	614,460
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	346,000	354,650
06/15/17	6.000%	205,000	212,175
Plastipak Holdings, Inc. Senior Unsecured (b)
10/01/21	6.500%	1,780,000	1,866,775
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	655,000	686,112
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	2,358,000	2,635,065
02/15/21	8.250%	1,360,000	1,484,100
Senior Secured
08/15/19	7.875%	836,000	920,645
Sealed Air Corp. (b)
09/15/21	8.375%	384,000	442,080
Total			9,216,062

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Paper 0.2%
Graphic Packaging International, Inc.
04/15/21	4.750%	$1,934,000	$1,934,000
Pharmaceuticals 0.6%
Grifols Worldwide Operations Ltd. Senior Unsecured (b)
04/01/22	5.250%	575,000	587,938
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	435,000	483,938
Valeant Pharmaceuticals International, Inc. (b)
08/15/18	6.750%	786,000	864,600
07/15/21	7.500%	2,472,000	2,781,000
12/01/21	5.625%	529,000	556,111
Valeant Pharmaceuticals International (b)
10/15/20	6.375%	1,657,000	1,793,702
Total			7,067,289
Property & Casualty 0.7%
HUB International Ltd. Senior Unsecured (b)
10/01/21	7.875%	2,095,000	2,236,413
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	3,310,000	3,542,964
06/15/23	4.250%	3,260,000	3,308,398
Total			9,087,775
REITs 0.1%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	824,000	869,320
DuPont Fabros Technology LP
09/15/21	5.875%	480,000	507,600
Total			1,376,920
Restaurants 0.3%
Yum! Brands, Inc.
Senior Unsecured
11/01/20	3.875%	575,000	591,541
11/01/21	3.750%	970,000	982,156
11/01/23	3.875%	2,420,000	2,402,840
Total			3,976,537
Retailers 0.7%
AutoNation, Inc.
02/01/20	5.500%	88,000	95,700
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (b)
02/15/18	9.000%	213,000	217,793
Jo-Ann Stores, Inc. Senior Unsecured (b)
03/15/19	8.125%	732,000	759,450

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Retailers (continued)
L Brands, Inc.
02/15/22	5.625%	$2,686,000	$2,837,087
Michaels Stores, Inc. (b)
12/15/20	5.875%	397,000	401,466
Neiman Marcus Group Ltd. LLC PIK (b)
10/15/21	8.750%	350,000	386,750
Neiman Marcus Group Ltd. LLC (b)
10/15/21	8.000%	886,000	973,493
Rite Aid Corp.
06/15/21	6.750%	2,270,000	2,457,275
Senior Unsecured
02/15/27	7.700%	359,000	389,515
Total			8,518,529
Technology 2.4%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	828,000	867,330
04/01/20	6.375%	602,000	641,130
Ancestry.com, Inc. Senior Unsecured PIK (b)
10/15/18	9.625%	962,000	1,010,100
Audatex North America, Inc. (b)
06/15/21	6.000%	474,000	505,995
11/01/23	6.125%	474,000	504,218
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	864,000	923,400
CDW LLC/Finance Corp.
04/01/19	8.500%	1,217,000	1,332,615
Cardtronics, Inc.
09/01/18	8.250%	1,143,000	1,218,724
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	398,000	406,955
07/15/21	7.000%	510,000	568,650
04/01/23	5.375%	370,000	377,400
First Data Corp.
01/15/21	12.625%	2,147,000	2,554,930
08/15/21	11.750%	880,000	924,000
First Data Corp. (b)
Secured
01/15/21	8.250%	2,150,000	2,332,750
Senior Secured
06/15/19	7.375%	1,433,000	1,547,640
08/15/20	8.875%	2,055,000	2,275,912
Goodman Networks, Inc.
Senior Secured
07/01/18	12.125%	1,035,000	1,102,275
Goodman Networks, Inc. (b)
Senior Secured
07/01/18	12.375%	506,000	539,523
Interactive Data Corp.
08/01/18	10.250%	1,525,000	1,648,906

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Iron Mountain, Inc.
08/15/23	6.000%	$540,000	$573,750
NCR Corp.
07/15/22	5.000%	1,130,000	1,131,412
NCR Corp. (b)
Senior Unsecured
12/15/21	5.875%	229,000	241,023
12/15/23	6.375%	1,435,000	1,522,894
NXP BV/Funding LLC (b)
06/01/18	3.750%	1,156,000	1,161,780
02/15/21	5.750%	554,000	590,010
Nuance Communications, Inc. (b)
08/15/20	5.375%	2,498,000	2,482,387
VeriSign, Inc.
05/01/23	4.625%	676,000	648,960
Total	29,634,669
Textile —%
Quiksilver Inc./QS Wholesale Inc.
08/01/20	10.000%	269,000	305,988
Quiksilver Inc./QS Wholesale Inc. (b)
Senior Secured
08/01/18	7.875%	154,000	167,475
Total	473,463
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	270,000	289,575
03/15/20	9.750%	695,000	800,118
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	16,464,269	1,216,960
ERAC U.S.A. Finance LLC (b)
10/01/20	5.250%	305,000	338,324
Hertz Corp. (The)
04/15/19	6.750%	800,000	857,000
10/15/20	5.875%	260,000	277,226
01/15/21	7.375%	247,000	271,700
10/15/22	6.250%	712,000	761,840
LBC Tank Terminals Holding Netherlands BV (b)
05/15/23	6.875%	330,000	352,275
Total	5,165,018
Wireless 2.4%
Comcel Trust (b)
02/06/24	6.875%	1,500,000	1,569,375
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	1,710,000	1,737,787
NII International Telecom SCA (b)
08/15/19	11.375%	851,000	599,955

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless (continued)
SBA Communications Corp. Senior Unsecured
10/01/19	5.625%	$310,000	$324,725
SBA Telecommunications, Inc.
07/15/20	5.750%	1,908,000	1,998,630
Sprint Communications, Inc. (b)
11/15/18	9.000%	3,677,000	4,495,132
03/01/20	7.000%	3,140,000	3,618,850
Sprint Corp. (b)
09/15/21	7.250%	1,660,000	1,809,400
09/15/23	7.875%	1,475,000	1,622,500
T-Mobile USA, Inc.
04/28/20	6.542%	395,000	425,119
04/28/21	6.633%	920,000	989,000
01/15/22	6.125%	648,000	678,780
04/28/22	6.731%	1,463,000	1,567,239
04/01/23	6.625%	1,064,000	1,127,840
04/28/23	6.836%	442,000	474,045
01/15/24	6.500%	648,000	678,780
VimpelCom Holdings BV (b)
02/13/18	9.000%	RUB	35,700,000	974,630
03/01/22	7.504%	1,500,000	1,520,400
Wind Acquisition Finance SA Senior Secured (b)
04/30/20	6.500%	3,436,000	3,736,650
Total	29,948,837
Wirelines 1.7%
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	705,000	757,875
03/15/22	5.800%	2,595,000	2,653,387
12/01/23	6.750%	488,000	517,890
EarthLink Holdings Corp. Senior Secured
06/01/20	7.375%	879,000	914,160
Frontier Communications Corp.
Senior Unsecured
10/01/18	8.125%	795,000	928,163
07/01/21	9.250%	564,000	668,340
04/15/22	8.750%	449,000	512,421
04/15/24	7.625%	1,486,000	1,552,870
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	766,000	865,580
06/01/19	8.875%	269,000	295,564
Level 3 Financing, Inc.
04/01/19	9.375%	623,000	691,530
07/01/19	8.125%	1,008,000	1,106,280
06/01/20	7.000%	656,000	710,940
07/15/20	8.625%	545,000	611,081
Level 3 Financing, Inc. (b)
01/15/21	6.125%	1,654,000	1,744,970
Level 3 Financing, Inc. (b)(d)
01/15/18	3.846%	328,000	333,740

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
Ooredoo International Finance Ltd. (b)
10/19/25	5.000%	$800,000	$823,019
PAETEC Holding Corp.
12/01/18	9.875%	1,845,000	2,024,888
Telecom Italia Capital SA
06/18/19	7.175%	1,782,000	2,042,618
Windstream Corp.
09/01/18	8.125%	50,000	53,125
08/01/23	6.375%	267,000	260,325
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	788,000	914,080
Total			20,982,846
Total Corporate Bonds & Notes (Cost: $516,657,035)			$539,576,987

Residential Mortgage-Backed Securities - Agency 5.7%
Federal Home Loan Mortgage Corp. (d)(h)(i)
CMO IO STRIPS Series 277 Class S6
09/15/42	5.895%	4,571,294	971,805
CMO IO Series 2957 Class SW
04/15/35	5.845%	3,038,010	544,782
CMO IO Series 3122 Class IS
03/15/36	6.545%	2,939,901	504,582
CMO IO Series 318 Class S1
11/15/43	5.795%	9,910,632	2,226,283
CMO IO Series 3550 Class EI
07/15/39	6.245%	4,061,161	575,328
CMO IO Series 3761 Class KS
06/15/40	5.845%	4,298,763	575,087
Federal Home Loan Mortgage Corp. (h)
10/01/26	8.000%	45,185	48,919
Federal Home Loan Mortgage Corp. (h)(i)
CMO IO Series 304 Class C69
12/15/42	4.000%	7,511,699	1,740,179
CMO IO Series 4098 Class AI
05/15/39	3.500%	9,904,741	1,799,944
CMO IO Series 4120 Class AI
11/15/39	3.500%	6,275,429	969,360
CMO IO Series 4121 Class IA
01/15/41	3.500%	5,584,437	1,227,840
CMO IO Series 4147 Class CI
01/15/41	3.500%	11,168,830	2,186,054
Federal National Mortgage Association (c)(h)
04/16/29	3.000%	15,000,000	15,407,812
04/16/29	3.500%	12,500,000	13,105,469
04/10/44	5.000%	500,000	545,273
Federal National Mortgage Association (d)(h)(i)
CMO IO Series 2006-5 Class N1
08/25/34	2.058%	9,447,065	479,300
CMO IO Series 2006-5 Class N2
02/25/35	2.045%	13,916,206	930,941
CMO IO Series 2010-135 Class MS
12/25/40	5.796%	3,375,221	675,151

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2013-124 Class SB
12/25/43	5.796%	$9,904,990	$2,213,688
Federal National Mortgage Association (h)
05/01/41	4.000%	478,224	498,530
04/01/38-05/01/40	5.000%	1,360,367	1,486,435
Federal National Mortgage Association (h)(i)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	8,014,701	1,884,081
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	9,837,894	1,685,242
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	10,895,253	1,860,398
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	8,356,597	1,646,124
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	3,701,780	649,982
CMO IO Series 2012-139 Class IL
04/25/40	3.500%	5,504,237	974,296
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	8,253,447	1,286,941
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	3,340,057	780,061
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	8,368,966	1,546,556
Federal National Mortgage Association (h)(j)
06/01/27	3.000%	9,394,456	9,672,987
Government National Mortgage Association CMO IO Series 2012-48 Class SA (d)(h)(i)
04/16/42	6.495%	1,753,006	326,604
Total Residential Mortgage-Backed Securities - Agency (Cost: $70,238,894)			$71,026,034

Residential Mortgage-Backed Securities - Non-Agency 9.7%
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (b)(h)
05/25/47	4.000%	2,598,806	2,659,722
BCAP LLC Trust (b)(d)(h)
CMO Series 2010-RR7 Class 17A7
03/26/36	4.996%	780,000	687,929
CMO Series 2012-RR11 Class 9A2
07/26/37	4.000%	4,350,434	4,421,233
CMO Series 2013-RR3 Class 6A5
03/26/36	2.471%	2,732,308	2,681,679
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	2,261,421	2,250,116
Series 2013-RR1 Class 10A1
10/26/36	3.000%	1,329,996	1,338,816
BCAP LLC Trust (b)(h)
CMO Series 2010-RR7 Class 8A6
05/26/35	5.500%	1,041,408	1,040,921
Bayview Opportunity Master Fund Trust IIB LP (b)(d)(h)
CMO Series 2012-6NPL Class A
01/28/33	2.981%	1,230,378	1,224,349

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Series 2012-5NPL Class A
10/28/32	2.981%	$1,390,072	$1,393,853
CAM Mortgage Trust CMO Series 2014-1 Class A (b)(d)(h)
12/15/53	3.352%	4,971,455	4,977,321
CSMC Trust (b)(d)(h)
Series 2014-2R Class 18A1
01/27/37	6.000%	10,389,546	10,301,494
CSMC Trust (b)(d)(h)
Series 2008-4R Class 3A4
01/26/38	2.690%	3,250,000	3,014,489
Series 2014-2R Class 30A1
04/27/37	3.000%	4,467,246	4,442,770
CSMC Trust (b)(h)
Series 2014-2R Class 19A1
05/27/36	3.000%	6,416,447	6,405,757
CSMC Trust (b)(h)
Series 2010-9R Class 1A5
08/27/37	4.000%	5,200,000	4,848,828
Castle Peak Loan Trust CMO Series 2012-1A Class A1 (b)(h)
05/25/52	5.000%	316,079	316,079
Citigroup Mortgage Loan Trust, Inc. (b)(d)(h)
CMO Series 2009-4 Class 9A2
03/25/36	2.615%	1,365,000	1,167,790
CMO Series 2010-6 Class 2A2
09/25/35	2.650%	515,000	475,759
CMO Series 2010-6 Class 3A2
07/25/36	2.612%	2,215,000	2,114,451
CMO Series 2012-3 Class 2A3
04/25/37	2.660%	1,915,203	1,851,592
CMO Series 2013-12 Class 2A3
09/25/35	4.750%	3,304,703	3,246,210
CMO Series 2013-2 Class 1A1
11/25/37	5.962%	1,785,569	1,843,195
Citigroup Mortgage Loan Trust, Inc. (b)(h)
CMO Series 2011-12 Class 3A3
09/25/47	5.593%	2,833,000	2,750,744
CMO Series 2012-A Class A
06/25/51	2.500%	2,202,333	2,147,807
Citigroup Mortgage Loan Trust (b)(d)(h)
CMO Series 2010-2 Class 5A2A
12/25/35	5.500%	2,000,000	2,048,412
Series 2013-11 Class 3A3
09/25/34	2.648%	3,186,078	3,080,296
Series 2014-A Class B1
01/25/35	5.439%	1,491,449	1,582,082
Credit Suisse Mortgage Capital Certificates (b)(d)(h)
CMO Series 2011-4R Class 4A7
08/27/37	4.000%	3,880,000	3,852,860
CMO Series 2011-5R Class 3A1
09/27/47	4.857%	1,920,067	1,887,501
CMO Series 2011-7R Class A1
08/28/47	1.405%	289,848	289,475
CMO Series 2013-8R Class 3A1
03/27/36	0.306%	3,392,844	3,192,509
Series 2012-11 Class 3A2

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
06/29/47	1.155%	$3,058,112	$2,869,849
Credit Suisse Mortgage Capital Certificates (b)(h)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	4,000,000	4,021,968
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	3,000,000	3,049,230
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (h)
04/25/33	5.500%	729,751	734,137
GCAT Series 2013-RP1 Class A1 (b)(d)(h)
06/25/18	3.500%	4,720,324	4,723,211
GS Mortgage Securities Corp. CMO Series 2013-1R Class A (b)(d)(h)
11/26/36	0.314%	5,106,247	4,670,886
JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A6 (b)(d)(h)
04/26/37	4.500%	615,000	618,406
Nomura Resecuritization Trust CMO Series 2011-2RA Class 2A13 (b)(d)(h)
07/26/35	2.690%	2,500,000	2,442,325
PennyMac Loan Trust Series 2012-NPL1 Class A (b)(d)(h)
05/28/52	3.422%	917,714	914,965
Residential Mortgage Asset Trust Series 2012-1A Class A1 (b)(d)(h)
08/26/52	2.734%	1,094,201	1,099,799
Springleaf Mortgage Loan Trust CMO Series 2012-3A Class B1 (b)(d)(h)
12/25/59	6.000%	1,500,000	1,531,276
US Residential Opportunity Fund Trust Series 2014-1A Class NOTE (b)(d)(h)
03/25/34	3.466%	3,500,000	3,512,005
Vericrest Opportunity Loan Transferee CMO Series 2013-NPL4 Class A1 (b)(d)(h)
11/25/53	3.960%	6,976,178	7,018,039
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $119,733,938)			$120,742,135

Commercial Mortgage-Backed Securities - Non-Agency 2.9%
Aventura Mall Trust Series 2013-AVM Class E (b)(d)(h)
12/05/32	3.743%	5,000,000	4,646,470
Banc of America Re-Remic Trust Series 2013-DSNY Class F (b)(d)(h)
09/15/26	3.655%	3,984,000	3,981,032

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Commercial Mortgage Pass-Through Certificates Series 2013-RIA4 Class A2 (b)(d)(h)
11/27/28	6.000%	$3,350,000	$3,273,888
GS Mortgage Securities Trust Series 2007-GG10 Class AM (d)(h)
08/10/45	5.819%	9,000,000	9,293,076
Morgan Stanley Capital I, Inc. Series 2005-IQ10 Class A4A (d)(h)
09/15/42	5.230%	451,660	471,301
ORES NPL LLC (b)(h)
Series 2013-LV2 Class A
09/25/25	3.081%	7,412,942	7,413,150
Series 2014-LV3 Class B
04/25/26	6.000%	3,500,000	3,491,250
Rialto Real Estate Fund Series 2013-LT2 Class A (b)(h)
05/22/28	2.833%	1,525,912	1,523,251
VFC LLC Series 2013-1 Class A (b)(h)
03/20/26	3.130%	2,110,896	2,134,050
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $36,146,422)			$36,227,468

Asset-Backed Securities - Non-Agency 0.9%
American Credit Acceptance Receivables Trust Series 2012-3 Class A (b)
11/15/16	1.640%	587,299	589,921
Apidos CDO Series 2014-17A Class B (b)(c)(d)(g)
04/17/26	3.084%	4,000,000	3,962,800
GMAC Mortgage Corp Loan Trust Series 2004-HE5 Class A5 (FGIC) (d)
09/25/34	5.865%	188,749	193,755
SpringCastle America Funding LLC Series 2013-1A Class A (b)
04/03/21	3.750%	6,103,064	6,166,942
Total Asset-Backed Securities - Non-Agency (Cost: $10,877,254)			$10,913,418

Inflation-Indexed Bonds(a) 2.8%
UNITED STATES 2.0%
U.S. Treasury Inflation-Indexed Bond
01/15/23	0.125%	8,208,540	7,942,403
01/15/24	0.625%	10,138,384	10,173,239
02/15/43	0.625%	7,815,413	6,544,190
Total			24,659,832

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (a) (continued)
URUGUAY 0.8%
Uruguay Government International Bond
04/05/27	4.250%	UYU $	90,382,311	$4,102,114
Senior Unsecured
12/15/28	4.375%	UYU	140,162,914	6,450,919
Total				10,553,033
Total Inflation-Indexed Bonds (Cost: $36,779,421)				$35,212,865

U.S. Treasury Obligations 4.3%
U.S. Treasury
02/28/15	0.250%	25,870,000		25,896,284
05/31/17	0.625%	800,000		790,750
05/15/23	1.750%	485,000		449,307
02/15/24	2.750%	805,500		807,263
02/15/43	3.125%	1,475,000		1,357,460
05/15/43	2.875%	6,265,000		5,468,170
11/15/43	3.750%	18,622,000		19,279,580
Total U.S. Treasury Obligations (Cost: $52,691,526)				$54,048,814

Foreign Government Obligations(a)(k) 23.6%
ARGENTINA 0.5%
Argentina Boden Bonds
10/03/15	7.000%	1,495,000		1,456,130
Argentina Bonar Bonds
04/17/17	7.000%	2,436,000		2,253,300
Provincia de Buenos Aires
Senior Unsecured
01/26/21	10.875%	500,000		445,000
Provincia de Buenos Aires (b)
Senior Unsecured
01/26/21	10.875%	1,110,000		1,004,550
Provincia de Cordoba Senior Unsecured (b)
08/17/17	12.375%	880,000		793,100
Total				5,952,080
AUSTRALIA 1.0%
Treasury Corp. of Victoria
Local Government Guaranteed
11/15/16	5.750%	AUD	6,950,000	6,869,709
06/15/20	6.000%	AUD	5,000,000	5,162,175
Total				12,031,884
BOLIVIA —%
Bolivian Government International Bond Senior Unsecured (b)
08/22/23	5.950%	417,000		439,221

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(k) (continued)
BRAZIL 1.3%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured (b)
09/26/23	5.750%		$1,200,000	$1,237,620
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	4,100,000	1,754,993
Brazilian Government International Bond
Senior Unsecured
01/05/24	8.500%	BRL	3,250,000	1,342,827
01/07/25	4.250%	2,500,000		2,418,750
01/20/34	8.250%	2,285,000		3,027,625
Morgan Stanley Senior Unsecured
10/22/20	11.500%	BRL	2,515,000	1,085,943
Petrobras Global Finance BV
05/20/23	4.375%	500,000		457,511
Petrobras International Finance Co.
03/15/19	7.875%	1,535,000		1,750,757
01/27/21	5.375%	2,600,000		2,629,136
Total				15,705,162
COLOMBIA 1.1%
Colombia Government International Bond
Senior Unsecured
05/21/24	8.125%	285,000		370,500
06/28/27	9.850%	COP	1,850,000,000	1,220,549
01/18/41	6.125%	2,070,000		2,318,551
Ecopetrol SA Senior Unsecured
07/23/19	7.625%	1,200,000		1,438,500
Emgesa SA ESP Senior Unsecured
01/25/21	8.750%	COP	1,700,000,000	912,327
Empresa de Energia de Bogota SA ESP Senior Unsecured (b)
11/10/21	6.125%	1,917,000		2,051,167
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	5,604,000,000	2,962,651
Transportadora de Gas Internacional SA ESP Senior Unsecured (b)
03/20/22	5.700%	2,251,000		2,358,171
Total				13,632,416
CROATIA 0.2%
Croatia Government International Bond Senior Unsecured (b)
01/26/24	6.000%	2,300,000		2,392,000

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(k) (continued)
DOMINICAN REPUBLIC 0.9%
Banco de Reservas de La Republica Dominicana Senior Subordinated Notes (b)
02/01/23	7.000%	$1,400,000		$1,317,750
Dominican Republic International Bond (b)
07/05/19	15.000%	DOP	58,000,000	1,391,516
01/08/21	14.000%	DOP	44,702,000	1,046,570
Senior Unsecured
05/06/21	7.500%	1,928,000		2,152,328
01/28/24	6.600%	900,000		922,500
04/18/24	5.875%	1,300,000		1,288,300
04/20/27	8.625%	2,850,000		3,180,600
Total				11,299,564
EL SALVADOR —%
El Salvador Government International Bond Senior Unsecured (b)
02/01/41	7.625%	600,000		589,800
FRANCE 0.8%
France Government Bond OAT
04/25/17	3.750%	EUR	1,230,000	1,867,823
10/25/18	4.250%	EUR	730,000	1,162,662
04/25/19	4.250%	EUR	2,250,000	3,613,352
04/25/29	5.500%	EUR	1,600,000	2,997,157
Total				9,640,994
GEORGIA 0.2%
Georgian Railway JSC Senior Unsecured (b)
07/11/22	7.750%	2,642,000		2,828,668
GERMANY 0.4%
Bundesrepublik Deutschland
01/04/19	3.750%	EUR	2,930,000	4,645,151
GUATEMALA 0.4%
Guatemala Government Bond (b)
Senior Unsecured
06/06/22	5.750%	2,560,000		2,777,600
02/13/28	4.875%	1,900,000		1,814,500
Total				4,592,100
HUNGARY 0.7%
Hungary Government International Bond
Senior Unsecured
02/03/15	4.750%	80,000		81,808
02/19/18	4.125%	1,000,000		1,017,131
11/22/23	5.750%	2,792,000		2,882,740
03/25/24	5.375%	1,000,000		1,002,768
MFB Magyar Fejlesztesi Bank Zrt. (b)
10/21/20	6.250%	1,151,000		1,219,307

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(k) (continued)
HUNGARY (CONTINUED)
Magyar Export-Import Bank Zrt (b)
02/12/18	5.500%		$2,500,000	$2,639,392
Total				8,843,146
INDONESIA 2.2%
Indonesia Government International Bond (b)
Senior Unsecured
04/20/15	7.250%	1,655,000		1,760,506
03/13/20	5.875%	5,630,000		6,136,700
05/05/21	4.875%	1,000,000		1,023,800
04/25/22	3.750%	1,400,000		1,321,250
Indonesia Treasury Bond
Senior Unsecured
06/15/15	9.500%	IDR	6,476,000,000	587,173
07/15/17	10.000%	IDR	4,979,000,000	471,164
09/15/19	11.500%	IDR	30,600,000,000	3,138,116
07/15/22	10.250%	IDR	10,680,000,000	1,060,009
09/15/24	10.000%	IDR	4,500,000,000	444,652
05/15/27	7.000%	IDR	4,480,000,000	347,042
Majapahit Holding BV (b)
08/07/19	8.000%	1,000,000		1,163,750
06/29/37	7.875%	540,000		595,350
PT Pertamina Persero (b)
Senior Unsecured
05/03/22	4.875%	1,400,000		1,345,750
05/20/23	4.300%	2,212,000		1,993,565
PT Perusahaan Listrik Negara (b)
Senior Unsecured
11/22/21	5.500%	5,177,000		5,224,568
10/24/42	5.250%	250,000		202,813
Total				26,816,208
IRELAND 0.1%
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/21/23	5.942%	1,300,000		1,228,500
ITALY 0.2%
Italy Buoni Poliennali Del Tesoro
09/01/22	5.500%	EUR	700,000	1,140,639
Republic of Italy
11/15/16	2.750%	EUR	1,300,000	1,870,104
Total				3,010,743
KAZAKHSTAN 0.5%
KazMunayGas National Co. JSC (b)
Senior Unsecured
07/02/18	9.125%	1,875,000		2,250,000
04/09/21	6.375%	600,000		655,565
04/30/23	4.400%	2,950,000		2,788,152
04/30/43	5.750%	1,000,000		903,525
Total				6,597,242

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)
LATVIA 0.1%
Republic of Latvia Senior Unsecured (b)
06/16/21	5.250%	$650,000	$708,521
LITHUANIA 0.2%
Lithuania Government International Bond (b)
Senior Unsecured
03/09/21	6.125%	600,000	685,097
02/01/22	6.625%	1,250,000	1,475,171
Total	2,160,268
MALAYSIA —%
Petronas Capital Ltd.
08/12/19	5.250%	75,000	84,353
MEXICO 2.3%
Comision Federal de Electricidad (b)
Senior Unsecured
01/15/24	4.875%	1,700,000	1,725,500
02/14/42	5.750%	300,000	292,500
Mexican Bonos
06/16/16	6.250%	MXN	14,640,000	1,173,435
12/15/16	7.250%	MXN	5,000,000	412,137
12/13/18	8.500%	MXN	44,135,000	3,857,427
06/11/20	8.000%	MXN	28,940,000	2,497,512
06/10/21	6.500%	MXN	15,250,000	1,218,232
06/09/22	6.500%	MXN	95,500,000	7,540,883
06/03/27	7.500%	MXN	14,720,000	1,226,073
Mexico Government International Bond Senior Unsecured
01/11/40	6.050%	1,430,000	1,626,625
Pemex Finance Ltd.
Senior Unsecured
11/15/18	9.150%	310,000	356,922
Senior Unsecured (NPFGC)
08/15/17	10.610%	188,125	213,838
Pemex Project Funding Master Trust
03/01/18	5.750%	2,420,000	2,683,175
01/21/21	5.500%	1,000,000	1,092,500
Petroleos Mexicanos
06/02/41	6.500%	1,000,000	1,095,000
Petroleos Mexicanos (b)
01/23/45	6.375%	2,000,000	2,157,500
Total	29,169,259
MOROCCO 0.1%
Morocco Government International Bond Senior Unsecured (b)
12/11/22	4.250%	1,045,000	1,013,650

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(k) (continued)
NETHERLANDS 0.1%
Netherlands Government Bond (b)
07/15/16	4.000%	EUR $	230,000	$343,969
Petrobras Global Finance BV
03/17/24	6.250%	755,000		777,847
Republic of Angola Via Northern Lights III BV Senior Unsecured
08/16/19	7.000%	520,000		568,750
Total				1,690,566
NEW ZEALAND 0.5%
New Zealand Government Bond
Senior Unsecured
03/15/19	5.000%	NZD	2,800,000	2,515,005
05/15/21	6.000%	NZD	3,555,000	3,377,221
Total				5,892,226
PANAMA 0.2%
Ena Norte Trust Pass-Through Certificates (b)
04/25/23	4.950%	2,856,592		2,861,541
PERU 0.7%
Corporacion Financiera de Desarrollo SA Senior Unsecured (b)
02/08/22	4.750%	2,300,000		2,334,313
Fondo MIVIVIENDA SA Senior Unsecured (b)
01/31/23	3.500%	1,500,000		1,378,125
Peruvian Government International Bond
Senior Unsecured
05/03/16	8.375%	510,000		582,675
07/21/25	7.350%	1,210,000		1,556,363
08/12/26	8.200%	PEN	4,000,000	1,639,099
11/21/33	8.750%	205,000		299,300
Peruvian Government International Bond (b)
Senior Unsecured
08/12/20	7.840%	PEN	1,500,000	592,237
Total				8,382,112
PHILIPPINES 0.2%
Philippine Government International Bond Senior Unsecured
01/15/21	4.950%	PHP	35,000,000	804,408
Power Sector Assets & Liabilities Management Corp. (b)
Government Guaranteed
05/27/19	7.250%	720,000		863,100
12/02/24	7.390%	610,000		767,837
Total				2,435,345
POLAND 0.5%
Poland Government Bond
10/24/15	6.250%	PLN	4,680,000	1,627,584

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)
POLAND (CONTINUED)
10/25/19	5.500%	PLN $	7,090,000	$2,546,144
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	2,250,000	2,455,313
Total	6,629,041
QATAR 0.1%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%	180,000	188,226
Qatar Government International Bond Senior Unsecured (b)
01/20/22	4.500%	600,000	652,500
Total	840,726
REPUBLIC OF NAMIBIA 0.2%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%	2,800,000	2,933,000
REPUBLIC OF THE CONGO —%
Republic of Congo Senior Unsecured (d)
06/30/29	3.500%	593,107	534,538
ROMANIA 0.4%
Romanian Government International Bond (b)
Senior Unsecured
02/07/22	6.750%	1,800,000	2,102,522
08/22/23	4.375%	2,238,000	2,195,919
01/22/24	4.875%	572,000	583,158
Total	4,881,599
RUSSIAN FEDERATION 2.1%
Eurasian Development Bank Senior Unsecured
10/05/17	8.000%	RUB	73,100,000	1,938,633
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (b)
09/19/22	4.375%	2,200,000	1,902,653
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
04/11/18	8.146%	1,937,000	2,188,810
03/07/22	6.510%	3,147,000	3,241,410
Rosneft International Finance Ltd. Senior Unsecured (b)
03/06/22	4.199%	3,460,000	3,057,775
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (b)
07/25/18	5.100%	1,000,000	965,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)
RUSSIAN FEDERATION (CONTINUED)
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
04/04/42	5.625%	$600,000	$581,400
Russian Foreign Bond - Eurobond (b)(d)
Senior Unsecured
03/31/30	7.500%	3,285,425	3,737,171
Russian Foreign Bond - Eurobond (d)
Senior Unsecured
03/31/30	7.500%	131,560	149,650
Russian Railways via RZD Capital PLC Senior Unsecured
04/02/19	8.300%	RUB	125,600,000	3,330,947
Sberbank of Russia Via SB Capital SA Senior Unsecured (b)
02/07/22	6.125%	2,537,000	2,634,942
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/22/25	6.800%	2,190,000	2,179,050
Total	25,907,441
SERBIA 0.2%
Republic of Serbia (b)
12/03/18	5.875%	2,416,000	2,555,829
SLOVENIA 0.3%
Slovenia Government Bond (b)
05/10/23	5.850%	2,300,000	2,504,127
Slovenia Government International Bond (b)
02/18/19	4.125%	1,100,000	1,137,855
Total	3,641,982
SOUTH AFRICA 0.1%
South Africa Government International Bond Senior Unsecured
03/09/20	5.500%	430,000	466,980
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%	700,000	643,899
Total	1,110,879
SOUTH KOREA 0.2%
Export-Import Bank of Korea
Senior Unsecured
04/11/22	5.000%	1,800,000	2,014,875
Export-Import Bank of Korea (b)
02/15/15	5.000%	IDR	2,500,000,000	214,100
Total	2,228,975
SPAIN 0.1%
Spain Government Bond
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)
SPAIN (CONTINUED)
04/30/20	4.000%	EUR $	750,000	$1,138,834
Spain Government Bond (b)
Senior Unsecured
10/31/23	4.400%	EUR	400,000	606,403
Total	1,745,237
TRINIDAD AND TOBAGO 0.6%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%	5,790,000	7,223,025
TURKEY 1.6%
Export Credit Bank of Turkey Senior Unsecured (b)
04/24/19	5.875%	2,350,000	2,438,617
Turkey Government International Bond
01/14/41	6.000%	1,700,000	1,670,250
Senior Unsecured
03/30/21	5.625%	3,050,000	3,181,150
09/26/22	6.250%	250,000	268,625
03/23/23	3.250%	1,200,000	1,050,000
02/05/25	7.375%	8,990,000	10,311,530
02/17/45	6.625%	1,250,000	1,317,188
Total	20,237,360
UNITED ARAB EMIRATES 0.2%
Abu Dhabi National Energy Co. (b)
Senior Unsecured
12/13/21	5.875%	700,000	806,710
01/12/23	3.625%	1,400,000	1,373,750
Dolphin Energy Ltd. Senior Secured (b)
12/15/21	5.500%	377,000	424,118
Total	2,604,578
UNITED KINGDOM 0.4%
United Kingdom Gilt
09/07/21	3.750%	GBP	620,000	1,129,502
03/07/25	5.000%	GBP	1,750,000	3,503,116
Total	4,632,618
URUGUAY 0.1%
Uruguay Government International Bond Senior Unsecured PIK
01/15/33	7.875%	935,000	1,224,850
VENEZUELA 1.6%
Petroleos de Venezuela SA
04/12/17	5.250%	7,760,000	5,800,600
11/02/17	8.500%	7,225,900	6,051,691
11/17/21	9.000%	1,504,303	1,120,706
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)
VENEZUELA (CONTINUED)
10/28/15	5.000%	$755,556	$649,778
10/28/16	5.125%	1,201,000	924,770
Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	6,723,200	4,991,976
Total			19,539,521
Total Foreign Government Obligations (Cost: $288,559,555)			$293,113,919

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.2%
California —%
Cabazon Band Mission Indians Revenue Bonds Series 2004 (b)(e)(l)(m)
10/01/13	13.000%	350,000	178,479
Puerto Rico 0.2%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A (m)
07/01/35	8.000%	2,950,000	2,755,182
Total Municipal Bonds (Cost: $3,093,456)			$2,933,661

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 4.3%
Aerospace & Defense —%
Doncasters U.S. Finance LLC Tranche B Term Loan (d)(n)
04/09/20	5.500%	396,000	397,651
Automotive —%
Navistar, Inc. Tranche B Term Loan (d)(n)
08/17/17	5.750%	139,500	141,708
Thermasys Corp. Term Loan (d)(n)
05/03/19	5.250%	345,625	343,897
Total			485,605
Brokerage 0.1%
Nuveen Investments, Inc. (d)(n)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Brokerage (continued)
1st Lien Tranche B Term Loan
05/13/17	4.153%	$450,000	$451,044
2nd Lien Tranche B Term Loan
02/28/19	6.500%	200,000	200,250
USI, Inc. Term Loan (d)(n)
12/27/19	4.250%	296,261	297,188
Total			948,482
Building Materials —%
Contech Engineered Solutions LLC Term Loan (d)(n)
04/29/19	6.250%	148,875	150,051
Roofing Supply Group LLC Term Loan (d)(n)
05/31/19	5.000%	220,763	221,222
Total			371,273
Chemicals 0.3%
AZ Chem U.S., Inc. Term Loan (d)(n)
12/22/17	5.250%	93,666	94,369
Allnex U.S.A., Inc. 2nd Lien Term Loan (d)(n)
04/03/20	8.250%	240,000	243,600
Ascend Performance Materials Operations LLC Tranche B Term Loan (d)(n)
04/10/18	6.750%	295,477	289,568
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan (d)(n)
02/01/20	4.000%	769,188	769,188
HII Holding Corp. 2nd Lien Term Loan (d)(n)
12/21/20	9.500%	500,000	511,250
Kronos Worldwide, Inc. Term Loan (d)(n)
02/18/20	4.750%	1,000,000	1,006,250
Nexeo Solutions LLC Term Loan (d)(n)
09/08/17	5.000%	369,234	369,234
Oxea Finance & Cy SCA 2nd Lien Term Loan (d)(n)
07/15/20	8.250%	175,000	178,554
Univar, Inc. Tranche B Term Loan (d)(n)
06/30/17	5.000%	754,452	752,143
Total			4,214,156

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Construction Machinery —%
Douglas Dynamics LLC Term Loan (d)(n)
04/18/18	5.750%	$289,835	$289,835
Consumer Cyclical Services 0.2%
Acosta, Inc. Tranche B Term Loan (d)(n)
03/03/18	4.250%	316,428	317,535
IG Investments Holdings LLC 1st Lien Tranche B Term Loan (d)(n)
10/31/19	5.250%	197,500	198,859
Monitronics International, Inc. Tranche B Term Loan (d)(n)
03/23/18	4.250%	394,994	394,994
Pre-Paid Legal Services, Inc. Term Loan (d)(n)
07/01/19	6.250%	146,774	148,058
Sabre, Inc. Tranche B Term Loan (d)(n)
02/19/19	4.250%	311,490	311,359
Weight Watchers International, Inc. Tranche B2 Term Loan (d)(n)
04/02/20	4.000%	544,500	421,242
Total			1,792,047
Consumer Products 0.1%
Affinion Group, Inc. Tranche B Term Loan (d)(n)
10/09/16	6.750%	611,924	602,568
Big Heart Pet Brands Term Loan (d)(n)
03/09/20	3.500%	502,976	501,407
Fender Musical Instruments Corp. Term Loan (d)(n)
04/03/19	5.750%	133,875	134,377
Party City Holdings, Inc. Term Loan (d)(n)
07/27/19	4.000%	541,781	541,678
Total			1,780,030
Diversified Manufacturing 0.2%
Accudyne Industries LLC Term Loan (d)(n)
12/13/19	4.000%	531,632	530,139
Air Distribution Technologies, Inc. 2nd Lien Term Loan (d)(n)
05/11/20	9.250%	325,000	329,062

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
Allflex Holdings III, Inc. 1st Lien Term Loan (d)(n)
07/17/20	4.250%	$422,875	$423,581
Apex Tool Group LLC Term Loan (d)(n)
01/31/20	4.500%	519,750	514,423
IMG Worldwide, Inc. (c)(d)(n)
2nd Lien Term Loan
03/21/22	8.250%	150,000	151,220
Tranche B Term Loan
03/19/21	5.500%	125,000	124,141
IMG Worldwide, Inc. (d)(n)
Tranche B Term Loan
06/16/16	5.500%	364,688	362,521
Ranpak Corp. 2nd Lien Term Loan (d)(n)
04/23/20	8.500%	100,000	102,000
Total			2,537,087
Electric 0.3%
Calpine Corp. (d)(n)
Term Loan
04/01/18	4.000%	267,236	267,829
04/01/18	4.000%	145,875	146,199
10/09/19	4.000%	159,581	159,881
Equipower Resources Holdings LLC (d)(n)
1st Lien Tranche B Term Loan
12/21/18	4.250%	121,979	122,436
1st Lien Tranche C Term Loan
12/31/19	4.250%	347,376	348,463
Essential Power LLC Term Loan (d)(n)
08/08/19	4.750%	189,946	190,578
FREIF North American Power I LLC (d)(n)
Tranche B-1 Term Loan
03/29/19	4.750%	322,959	324,574
Tranche C-1 Term Loan
03/29/19	4.750%	51,277	51,534
LSP Madison Funding LLC Term Loan (d)(n)
06/28/19	5.500%	27,133	27,099
NRG Energy, Inc. Term Loan (d)(n)
07/01/18	2.750%	291,802	288,975
TPF Generation Holdings LLC Term Loan (d)(n)
12/31/17	4.750%	1,598,250	1,535,647
Texas Competitive Electric Holdings Co. LLC Term Loan (d)(n)
10/10/14	3.737%	624,903	446,612

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric (continued)
Topaz Power Holdings LLC Tranche B Term Loan (d)(n)
02/26/20	5.250%	$97,254	$95,146
Windsor Financing LLC Tranche B Term Loan (d)(n)
12/05/17	6.250%	115,487	118,374
Total			4,123,347
Entertainment 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan (d)(n)
04/22/16	5.248%	746,134	750,954
Zuffa LLC Term Loan (d)(n)
02/25/20	3.750%	668,250	668,110
Total			1,419,064
Environmental 0.1%
ADS Waste Holdings, Inc. Tranche B-2 Term Loan (d)(n)
10/09/19	3.750%	345,625	344,713
Waste Industries U.S.A., Inc. Tranche B Term Loan (d)(n)
03/17/17	4.250%	246,875	246,949
Total			591,662
Food and Beverage 0.1%
AdvancePierre Foods, Inc. 1st Lien Term Loan (d)(n)
07/10/17	5.750%	740,625	742,654
Arysta LifeScience SPC LLC (c)(d)(n)
1st Lien Term Loan
05/29/20	4.500%	75,000	75,032
Arysta LifeScience SPC LLC (d)(n)
2nd Lien Term Loan
11/30/20	8.250%	175,000	177,406
Performance Food Group, Inc. Term Loan (d)(n)
11/14/19	6.250%	446,625	452,579
Total			1,447,671
Gaming 0.2%
Affinity Gaming LLC Term Loan (d)(n)
11/09/17	4.250%	95,380	95,380
Caesars Entertainment Operating Co., Inc. (d)(n)
Tranche B4 Term Loan
10/31/16	9.500%	296,134	294,923
Tranche B6 Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
01/28/18	5.489%	$219,557	$206,840
Cannery Casino Resorts LLC 2nd Lien Term Loan (d)(n)
10/02/19	10.000%	100,000	89,750
Peppermill Casinos, Inc. Tranche B Term Loan (d)(n)
11/09/18	7.250%	395,000	404,875
ROC Finance LLC Tranche B Term Loan (d)(n)
06/20/19	5.000%	422,875	412,832
Scientific Games International, Inc. Term Loan (d)(n)
10/18/20	4.250%	374,062	374,062
Stockbridge/SBE Holdings Tranche B Term Loan (d)(n)
05/02/17	13.000%	62,500	70,625
Twin River Management Group, Inc. Term Loan (d)(n)
11/10/18	5.250%	220,000	220,869
Total			2,170,156
Gas Pipelines —%
Philadelphia Energy Solutions Refining and Marketing LLC Term Loan (d)(n)
04/04/18	6.250%	222,500	196,728
Health Care 0.3%
Alere, Inc. Tranche B Term Loan (d)(n)
06/30/17	4.250%	485,238	486,150
Alliance HealthCare Services, Inc. Term Loan (d)(n)
06/03/19	4.250%	223,313	223,592
CHS/Community Health Systems, Inc. Tranche E Term Loan (d)(n)
01/25/17	3.469%	224,519	225,880
Community Health Systems, Inc. Tranche D Term Loan (d)(n)
01/27/21	4.250%	598,418	603,020
IASIS Healthcare LLC Tranche B2 Term Loan (d)(n)
05/03/18	4.500%	631,742	633,454
InVentiv Health, Inc. Term Loan (d)(n)
08/04/16	7.500%	106,379	106,273

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Onex Carestream Finance LP 1st Lien Term Loan (d)(n)
06/07/19	5.000%	$339,837	$342,739
Quintiles Transnational Corp. Term B-3 Term Loan (d)(n)
06/08/18	3.750%	460,499	460,154
Total			3,081,262
Independent Energy —%
Samson Investment Co. 2nd Lien Tranche 1 Term Loan (d)(n)
09/25/18	5.000%	530,000	534,802
Media Cable 0.1%
Encompass Digital Media, Inc. Tranche B1 Term Loan (d)(n)
08/10/17	6.750%	441,042	444,077
MCC Iowa LLC Tranche G Term Loan (d)(n)
01/20/20	4.000%	197,000	197,000
Mediacom Illinois LLC Tranche E Term Loan (d)(n)
10/23/17	4.500%	483,669	484,070
TWCC Holding Corp. 2nd Lien Term Loan (d)(n)
06/26/20	7.000%	250,000	242,812
Total			1,367,959
Media Non-Cable 0.5%
Clear Channel Communications, Inc. Tranche D Term Loan (d)(n)
01/30/19	6.903%	417,100	408,195
Getty Images, Inc. Term Loan (d)(n)
10/18/19	4.750%	740,625	709,304
Granite Broadcasting 1st Lien Tranche B Term Loan (d)(n)
05/23/18	6.750%	239,606	240,655
Ion Media Networks, Inc. Term Loan (d)(n)
12/18/20	5.000%	997,500	1,003,734
Learfield Communications, Inc. 1st Lien Term Loan (d)(n)
10/09/20	5.000%	897,750	899,994
Radio One, Inc. Term Loan (d)(n)
03/31/16	7.500%	385,969	395,136

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable (continued)
RentPath, Inc. Tranche B Term Loan (d)(n)
05/29/20	6.250%	$944,119	$922,876
Salem Communications Corp. Term Loan (d)(n)
03/13/20	4.500%	457,583	458,727
Univision Communications, Inc. Term Loan (d)(n)
03/01/20	4.000%	445,500	444,627
Van Wagner Communications LLC Term Loan (d)(n)
08/03/18	6.272%	146,272	147,781
Total			5,631,029
Metals 0.1%
Essar Steel Algoma, Inc. Term Loan (d)(n)
09/19/14	9.250%	123,125	123,125
FMG Resources (August 2006) Pty Ltd. Term Loan (d)(n)
06/28/19	4.250%	734,693	739,991
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (d)(n)
02/28/19	5.750%	98,990	94,535
Total			957,651
Non-Captive Diversified —%
iStar Financial, Inc. Term Loan (d)(n)
10/15/17	4.500%	222,212	222,699
Oil Field Services —%
FTS International, Inc. Term Loan (d)(n)
05/06/16	8.500%	321,177	326,473
Other Financial Institutions 0.1%
Alixpartners LLP 1st Lien Tranche B-2 Term Loan (d)(n)
07/10/20	4.000%	637,190	637,986
Other Industry 0.2%
Harland Clarke Holdings Corp. Tranche B3 Term Loan (d)(n)
05/22/18	7.000%	171,719	173,951
Sensus U.S.A., Inc. (d)(n)
1st Lien Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Industry (continued)
05/09/17	4.750%	$994,885	$995,512
2nd Lien Term Loan
05/09/18	8.500%	350,000	351,166
TPF II LC LLC Term Loan (d)(n)
08/21/19	6.500%	297,750	301,472
WireCo WorldGroup, Inc. Term Loan (d)(n)
02/15/17	6.000%	246,250	247,481
Total			2,069,582
Packaging 0.1%
BWAY Holding Co. Term Loan (d)(n)
08/06/17	4.500%	560,900	562,829
Paper —%
Caraustar Industries, Inc. Term Loan (d)(n)
05/01/19	7.500%	356,180	361,747
Pharmaceuticals 0.1%
Par Pharmaceutical Cos, Inc. Tranche B-2 Term Loan (d)(n)
09/30/19	4.000%	493,763	494,034
Valeant Pharmaceutical International, Inc. (d)(n)
Tranche C-2 Term Loan
12/11/19	3.750%	270,875	271,484
Tranche D-2 Term Loan
02/13/19	3.750%	147,134	147,411
Total			912,929
Property & Casualty 0.1%
Alliant Holdings I, Inc. Term Loan (d)(n)
12/20/19	4.250%	579,912	581,842
Asurion LLC Term Loan (d)(n)
05/24/19	5.000%	412,649	413,322
Total			995,164
Retailers 0.5%
Academy Ltd. Term Loan (d)(n)
08/03/18	4.500%	660,797	662,534
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (d)(n)
09/26/19	4.500%	967,833	970,253

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
David’s Bridal, Inc. Term Loan (d)(n)
10/11/19	5.032%	$493,750	$493,133
J. Crew Group, Inc. Term Loan (d)(n)
03/05/21	4.000%	584,981	583,372
Jo-Ann Stores, Inc. Tranche B Term Loan (d)(n)
03/16/18	4.000%	404,720	403,708
Neiman Marcus Group, Inc. (The) Term Loan (d)(n)
10/25/20	4.250%	224,437	225,021
PetCo Animal Supplies, Inc. Term Loan (d)(n)
11/24/17	4.000%	519,629	520,570
Pilot Travel Centers LLC Tranche B Term Loan (d)(n)
08/07/19	4.250%	399,964	401,715
Rite Aid Corp. (d)(n)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	300,000	306,189
Tranche 2 Term Loan
06/21/21	4.875%	125,000	126,719
Tranche 7 Term Loan
02/21/20	3.500%	148,875	148,643
Sports Authority, Inc. (The) Tranche B Term Loan (d)(n)
11/16/17	7.500%	994,859	994,033
Total			5,835,890
Supermarkets 0.1%
Albertson’s LLC (d)(n)
Tranche B-1 Term Loan
03/21/16	4.250%	58,255	58,401
Tranche B-2 Term Loan
03/21/19	4.750%	938,496	943,967
Sprouts Farmers Markets Holdings LLC Term Loan (d)(n)
04/23/20	4.000%	202,339	202,214
Total			1,204,582
Technology 0.4%
Aeroflex, Inc. Tranche B-1 Term Loan (d)(n)
11/09/19	4.500%	881,299	884,974
Alcatel-Lucent U.S.A., Inc. Term Loan (d)(n)
01/30/19	4.500%	543,125	545,417
Blue Coat Systems, Inc. (d)(n)
2nd Lien Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
06/26/20	9.500%	$943,000	$976,005
Term Loan
05/31/19	4.000%	348,250	348,832
Greeneden U.S. Holdings II LLC Term Loan (d)(n)
02/08/20	4.000%	141,429	141,296
Infogroup, Inc. Tranche B Term Loan (d)(n)
05/26/18	8.000%	247,500	214,644
RP Crown Parent LLC 1st Lien Term Loan (d)(n)
12/21/18	6.000%	297,006	295,767
Transunion LLC Tranche B Term Loan (c)(d)(n)
04/16/21	4.000%	200,000	200,334
Triple Point Group Holdings, Inc. (d)(n)
1st Lien Term Loan
07/10/20	5.250%	890,525	837,094
2nd Lien Term Loan
07/10/21	9.250%	690,000	629,625
Verint Systems, Inc. Tranche B Term Loan (d)(n)
09/06/19	3.500%	95,040	94,731
Total			5,168,719
Transportation Services —%
Commercial Barge Line Co. 1st Lien Term Loan (d)(n)
09/22/19	7.500%	173,250	173,250
Hertz Corp. (The) Letter of Credit (d)(n)
03/11/18	3.750%	250,000	247,500
Total			420,750
Wirelines —%
Alaska Communications Systems Holdings, Inc. Term Loan (d)(n)
10/21/16	6.250%	323,786	324,596
Total Senior Loans (Cost: $53,596,760)			$53,381,443

Issuer	Shares	Value

Common Stocks —%
FINANCIALS —%
Diversified Financial Services —%
Fairlane Management Corp. (f)(g)(o)	2,000	$—
TOTAL FINANCIALS		—
Total Common Stocks (Cost: $—)		$—

Issuer	Effective Yield		Principal Amount	Value

Treasury Bills(a) 0.5%
Norway 0.5%
Norway Treasury Bills
06/18/14	1.330%	NOK	$38,000,000	$6,327,992
Total Treasury Bills (Cost: $6,211,721)				$6,327,992

	Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.094% (p)(q)	32,557,665	$32,557,665
Total Money Market Funds (Cost: $32,557,665)		$32,557,665
Total Investments
(Cost: $1,227,143,647) (r)		$1,256,062,401(s)
Other Assets & Liabilities, Net		(11,216,672)
Net Assets		$1,244,845,729

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2014

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	04/4/2014	55,948,000	RUB	1,539,867	USD	—	(54,479)
Citigroup	04/4/2014	212,176,000	RUB	5,781,666	USD	—	(264,697)
Citigroup	04/4/2014	496,262	USD	17,925,000	RUB	14,545	—
State Street Bank	04/15/2014	19,800,000	EUR	27,584,370	USD	307,674	—
Standard Chartered Bank	04/15/2014	2,820,000	GBP	4,707,229	USD	6,330	—
JPMorgan	04/24/2014	10,000,000	PLN	3,293,916	USD	—	(8,506)
JPMorgan	04/25/2014	254,000	SGD	200,934	USD	—	(992)
Citigroup	04/28/2014	3,763,631,000	COP	1,846,456	USD	—	(58,995)
Barclays	04/29/2014	35,618,000	RUB	990,765	USD	—	(15,555)
Credit Suisse	04/30/2014	12,000,000	CHF	13,546,770	USD	—	(30,133)
UBS	04/30/2014	5,498,000	NZD	4,691,993	USD	—	(68,466)
Credit Suisse	05/9/2014	956,000,000	JPY	9,341,639	USD	77,553	—
Total						406,102	(501,823)

Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, securities totaling $2,358,565 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(560)	USD	(69,160,000)	June 2014	388,995	—
US 2YR NOTE	254	USD	55,768,875	June 2014	—	(79,756)
US 5YR NOTE	(3,317)	USD	(394,567,532)	June 2014	2,920,046	—
US LONG BOND	172	USD	22,913,625	June 2014	182,492	—
US ULTRA T-BOND	366	USD	52,875,563	June 2014	720,014	—
Total					4,211,547	(79,756)

Notes to Portfolio of Investments

(a)                                       Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $514,511,969 or 41.33% of net assets.

(c)                                     Represents a security purchased on a when-issued or delayed delivery basis.

(d)                                     Variable rate security.

(e)                                     Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2014 was $178,479, representing 0.01% of net assets.  Information concerning such security holdings at March 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/13 13.000%	10-04-04	350,000
Six Flags, Inc.
06/01/14 9.625%	5-7-10	—

(f)                                       Negligible market value.

(g)                                     Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2014, the value of these securities amounted to $3,692,800, which represents 0.30% of net assets.

(h)                                     The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)                                        Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(j)                                        This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts.  These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(k)                                     Principal and interest may not be guaranteed by the government.

(l)                                        Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2014, the value of these securities amounted to $178,479, which represents 0.01% of net assets.

(m)                                  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At March 31, 2014, the value of these securities amounted to $2,933,661 or 0.24% of net assets.

(n)                                     Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)                                     Non-income producing.

(p)                                     The rate shown is the seven-day current annualized yield at March 31, 2014.

(q)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	90,454,018	84,294,486	(142,190,839)	32,557,665	13,821	32,557,665

(r)                                       At March 31, 2014, the cost of securities for federal income tax purposes was approximately $1,227,144,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$42,429,000
Unrealized Depreciation	(13,511,000)
Net Unrealized Appreciation	$28,918,000

(s)                                       Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO       Collateralized Mortgage Obligation

FGIC       Financial Guaranty Insurance Company

NPFGC   National Public Finance Guarantee Corporation

PIK          Payment-in-Kind

STRIPS   Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD        Australian Dollar

BRL         Brazilian Real

CHF        Swiss Franc

COP        Colombian Peso

DOP        Dominican Republic Peso

EUR        Euro

GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SGD	Singapore Dollar
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Transportation Services	—	3,948,058	1,216,960	5,165,018
All Other Industries	—	534,411,969	—	534,411,969
Residential Mortgage Backed Securities - Agency	—	71,026,034	—	71,026,034
Residential Mortgage-Backed Securities - Non-Agency		110,160,132	10,582,003	120,742,135
Commercial Mortgage-Backed Securities - Non-Agency	—	32,736,218	3,491,250	36,227,468
Asset-Backed Securities - Non-Agency	—	6,950,618	3,962,800	10,913,418
Inflation-Indexed Bonds	—	35,212,865	—	35,212,865
U.S. Treasury Obligations	54,048,814	—	—	54,048,814
Foreign Government Obligations	—	290,675,833	2,438,086	293,113,919
Municipal Bonds	—	2,933,661	—	2,933,661
Total Bonds	54,048,814	1,088,055,388	21,691,099	1,163,795,301
Senior Loans
Chemicals	—	3,924,588	289,568	4,214,156
Consumer Products	—	1,645,653	134,377	1,780,030
Diversified Manufacturing	—	2,106,025	431,062	2,537,087
Electric	—	3,747,239	376,108	4,123,347
Gaming	—	1,694,656	475,500	2,170,156
Other Industry	—	1,520,629	548,953	2,069,582
Technology	—	3,355,620	1,813,099	5,168,719
Transportation Services	—	—	420,750	420,750
All Other Industries	—	30,897,616	—	30,897,616
Total Senior Loans	—	48,892,026	4,489,417	53,381,443
Short-Term Securities
Treasury Bills	—	6,327,992	—	6,327,992
Total Short-Term Securities	—	6,327,992	—	6,327,992
Mutual Funds
Money Market Funds	32,557,665	—	—	32,557,665
Total Mutual Funds	32,557,665	—	—	32,557,665
Investments in Securities	86,606,479	1,143,275,406	26,180,516	1,256,062,401
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	406,102	—	406,102
Futures Contracts	4,211,547	—	—	4,211,547
Liabilities
Forward Foreign Currency Exchange Contracts	—	(501,823)	—	(501,823)
Futures Contracts	(79,756)	—	—	(79,756)
Total	90,738,270	1,143,179,685	26,180,516	1,260,098,471

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities - Agency ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Commercial Mortgage- Backed Securities - Non-Agency ($)	Asset- Backed Securities - Non-Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Total ($)
Balance as of December 31, 2013	1,202,642	2,290,489	16,695,175	—	—	1,466,979	2,009,591	23,664,876
Accrued discounts/premiums	1,424	—	(1,022)	—	—	(4,046)	(18,610)	(22,254)
Realized gain (loss)	—	—	—	—	—	—	(130,383)	(130,383)
Change in unrealized appreciation (depreciation)(a)	12,894	—	33,329	777	—	(105,325)	108,288	49,963
Sales	—	—	(1,177,879)	—	—	—	(234,247)	(1,412,126)
Purchases	—	—	3,500,000	3,490,473	3,962,800	1,080,478	—	12,033,751
Transfers into Level 3	—	—	—	—	—	—	3,521,843	3,521,843
Transfers out of Level 3	—	(2,290,489)	(8,467,600)	—	—	—	(767,065)	(11,525,154)
Balance as of March 31, 2014	1,216,960	—	10,582,003	3,491,250	3,962,800	2,438,086	4,489,417	26,180,516

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2014 was $243, which is comprised of Corporate Bonds & Notes of $12,894, Residential Mortgage-Backed Securities - Agency of $33,329, Residential Mortgage-Backed Securities - Non-Agency of $0,  Commercial Mortgage-Backed Securities - Non-Agency of $777, Asset-Backed Securities - Non-Agency of $0, Foreign Government Obligations of $(105,325) and Senior Loans of $58,568.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  The securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Consolidated Portfolio of Investments

Variable Portfolio – AQR Managed Futures Strategy Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 27.8%
U.S. Treasury Bills
05/29/14	0.030%	$23,900,000	$23,898,867
06/05/14	0.020%	23,900,000	23,899,140
07/31/14	0.040%	44,567,700	44,561,327
08/07/14	0.050%	26,880,000	26,875,215
Total Treasury Bills (Cost: $119,226,637)			$119,234,549

	Shares	Value

Money Market Funds 62.2%
Columbia Short-Term Cash Fund, 0.094% (a)(b)	167,766,838	$167,766,838
JPMorgan Prime Money Market Fund, 0.010% (a)	50,000,000	50,000,000
JPMorgan U.S. Treasury Plus Money Market Fund, 0.000% (a)	50,000,000	50,000,000
Total Money Market Funds (Cost: $267,766,838)		$267,766,838

Total Investments (Cost: $386,993,475) (c)	$387,001,387(d)
Other Assets & Liabilities, Net	43,227,413
Net Assets	$430,228,800

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2014

At March 31, 2014, cash totaling $7,353,556 was pledged as collateral to cover open forward foreign currency exchange contracts.

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Royal Bank of Scotland	6/18/2014	110,910,000	AUD	99,345,225	USD	—	(2,966,435)
Royal Bank of Scotland	6/18/2014	7,990,000	BRL	3,335,052	USD	—	(114,859)
Royal Bank of Scotland	6/18/2014	17,625,104	CAD	16,029,727	USD	116,158	—
Royal Bank of Scotland	6/18/2014	104,354,896	CAD	93,960,516	USD	—	(260,712)
Royal Bank of Scotland	6/18/2014	124,000	CHF	140,797	USD	445	—
Royal Bank of Scotland	6/18/2014	2,055,000,000	CLP	3,615,438	USD	—	(102,474)
Royal Bank of Scotland	6/18/2014	6,960,000,000	COP	3,382,168	USD	—	(126,055)
Royal Bank of Scotland	6/18/2014	190,400,000	CZK	9,658,970	USD	99,323	—
Royal Bank of Scotland	6/18/2014	19,202,000	EUR	26,660,107	USD	209,565	—
Royal Bank of Scotland	6/18/2014	51,042,000	EUR	70,162,461	USD	—	(147,326)
Royal Bank of Scotland	6/18/2014	2,143,000	GBP	3,575,953	USD	5,340	—
Royal Bank of Scotland	6/18/2014	34,513,000	GBP	57,202,354	USD	—	(302,344)
Royal Bank of Scotland	6/18/2014	1,208,000,000	HUF	5,331,251	USD	—	(60,558)
Royal Bank of Scotland	6/18/2014	16,800,000,000	IDR	1,432,225	USD	—	(47,519)
Royal Bank of Scotland	6/18/2014	2,500,000	ILS	717,263	USD	864	—
Royal Bank of Scotland	6/18/2014	1,100,000	ILS	314,783	USD	—	(432)
Royal Bank of Scotland	6/18/2014	203,000,000	INR	3,263,812	USD	—	(69,983)
Royal Bank of Scotland	6/18/2014	13,538,567,465	JPY	131,771,066	USD	548,622	—
Royal Bank of Scotland	6/18/2014	6,581,206,534	JPY	63,746,056	USD	—	(42,229)
Royal Bank of Scotland	6/18/2014	15,430,000,000	KRW	14,328,850	USD	—	(137,022)
Royal Bank of Scotland	6/18/2014	191,800,000	MXN	14,406,721	USD	—	(196,309)
Royal Bank of Scotland	6/18/2014	22,190,000	MYR	6,754,596	USD	—	(34,926)
Royal Bank of Scotland	6/18/2014	73,317,000	NOK	12,243,170	USD	35,620	—
Royal Bank of Scotland	6/18/2014	184,570,000	NOK	30,438,769	USD	—	(292,815)
Royal Bank of Scotland	6/18/2014	475,600,000	PHP	10,658,138	USD	47,946	—
Royal Bank of Scotland	6/18/2014	144,000,000	PHP	3,175,403	USD	—	(37,103)
Royal Bank of Scotland	6/18/2014	1,500,000	PLN	493,975	USD	346	—
Royal Bank of Scotland	6/18/2014	45,800,000	PLN	14,964,811	USD	—	(107,319)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Royal Bank of Scotland	6/18/2014	658,300,000	RUB	17,700,361	USD	—	(689,876)
Royal Bank of Scotland	6/18/2014	239,286,000	SEK	37,252,372	USD	326,870	—
Royal Bank of Scotland	6/18/2014	184,649,000	SEK	28,426,700	USD	—	(67,474)
Royal Bank of Scotland	6/18/2014	31,180,000	SGD	24,583,371	USD	—	(205,095)
Royal Bank of Scotland	6/18/2014	32,870,000	TRY	14,361,343	USD	—	(652,747)
Royal Bank of Scotland	6/18/2014	901,700,000	TWD	29,860,557	USD	174,385	—
Royal Bank of Scotland	6/18/2014	157,000,000	TWD	5,140,964	USD	—	(27,860)
Royal Bank of Scotland	6/18/2014	63,469,409	USD	69,918,000	AUD	1,028,172	—
Royal Bank of Scotland	6/18/2014	3,789,562	USD	9,000,000	BRL	96,443	—
Royal Bank of Scotland	6/18/2014	3,579,628	USD	3,999,000	CAD	31,037	—
Royal Bank of Scotland	6/18/2014	8,975,002	USD	9,899,000	CAD	—	(37,271)
Royal Bank of Scotland	6/18/2014	6,779	USD	6,000	CHF	12	—
Royal Bank of Scotland	6/18/2014	134,793	USD	118,000	CHF	—	(1,233)
Royal Bank of Scotland	6/18/2014	2,684,259	USD	53,000,000	CZK	—	(23,222)
Royal Bank of Scotland	6/18/2014	106,432,937	USD	77,522,882	EUR	353,972	—
Royal Bank of Scotland	6/18/2014	165,366,103	USD	119,694,117	EUR	—	(488,787)
Royal Bank of Scotland	6/18/2014	67,342,367	USD	40,501,227	GBP	139,766	—
Royal Bank of Scotland	6/18/2014	82,597,400	USD	49,460,772	GBP	—	(187,099)
Royal Bank of Scotland	6/18/2014	170,626	USD	2,000,000,000	IDR	5,534	—
Royal Bank of Scotland	6/18/2014	1,373,865	USD	4,800,000	ILS	1,619	—
Royal Bank of Scotland	6/18/2014	9,425,065	USD	32,760,000	ILS	—	(37,383)
Royal Bank of Scotland	6/18/2014	5,852,584	USD	363,000,000	INR	108,832	—
Royal Bank of Scotland	6/18/2014	345,681	USD	21,000,000	INR	—	(806)
Royal Bank of Scotland	6/18/2014	33,229	USD	3,430,000	JPY	16	—
Royal Bank of Scotland	6/18/2014	122,864,186	USD	12,511,820,000	JPY	—	(1,593,483)
Royal Bank of Scotland	6/18/2014	19,701,421	USD	21,100,000,000	KRW	80,169	—
Royal Bank of Scotland	6/18/2014	836,352	USD	11,000,000	MXN	1,153	—
Royal Bank of Scotland	6/18/2014	1,219,104	USD	16,000,000	MXN	—	(915)
Royal Bank of Scotland	6/18/2014	424,420	USD	1,400,000	MYR	3,940	—
Royal Bank of Scotland	6/18/2014	29,379,402	USD	177,174,000	NOK	120,721	—
Royal Bank of Scotland	6/18/2014	14,981,371	USD	89,783,000	NOK	—	(32,171)
Royal Bank of Scotland	6/18/2014	113,373,866	USD	134,692,000	NZD	2,779,164	—
Royal Bank of Scotland	6/18/2014	2,871,831	USD	3,326,000	NZD	—	(3,621)
Royal Bank of Scotland	6/18/2014	66,860	USD	3,000,000	PHP	67	—
Royal Bank of Scotland	6/18/2014	1,388,155	USD	62,000,000	PHP	—	(4,993)
Royal Bank of Scotland	6/18/2014	24,678,533	USD	75,340,000	PLN	114,796	—
Royal Bank of Scotland	6/18/2014	8,614,972	USD	319,000,000	RUB	296,598	—
Royal Bank of Scotland	6/18/2014	69,979,937	USD	449,054,000	SEK	—	(684,016)
Royal Bank of Scotland	6/18/2014	9,584,034	USD	12,100,000	SGD	35,607	—
Royal Bank of Scotland	6/18/2014	4,330,724	USD	9,600,000	TRY	54,285	—
Royal Bank of Scotland	6/18/2014	590,438	USD	18,000,000	TWD	2,168	—
Royal Bank of Scotland	6/18/2014	2,684,310	USD	81,000,000	TWD	—	(17,591)
Royal Bank of Scotland	6/18/2014	2,632,203	USD	28,500,000	ZAR	42,220	—
Royal Bank of Scotland	6/18/2014	158,900,000	ZAR	14,526,322	USD	—	(384,765)
Total						6,861,775	(10,186,828)

Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, cash totaling $24,397,636 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	391	EUR	134,018,853	12/2015	14,616	—
3MO EURO EURIBOR	396	EUR	135,630,358	03/2016	—	(4,438)
3MO EURO EURIBOR	5	EUR	1,716,983	12/2014	—	(101)
3MO EURO EURIBOR	179	EUR	61,427,880	06/2015	—	(14,624)
3MO EURO EURIBOR	78	EUR	26,778,201	03/2015	—	(7,293)
3MO EURO EURIBOR	(124)	EUR	(42,587,556)	09/2014	—	(20,044)
3MO EURO EURIBOR	299	EUR	102,551,941	09/2015	—	(7,160)
3MO EURO SWISS FRANC	(120)	CHF	(33,944,913)	12/2014	—	(6,002)
3MO EURO SWISS FRANC	(165)	CHF	(46,678,921)	09/2014	—	(9,414)
90 DAY STERLING	(57)	GBP	(11,788,169)	12/2014	—	(440)

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
90 DAY STERLING	(371)	GBP	(76,394,050)	06/2015	1,047	—
90 DAY STERLING	(256)	GBP	(52,836,656)	03/2015	—	(2,216)
90 DAY STERLING	5	GBP	1,035,613	09/2014	—	(4)
90 DAY STERLING	(457)	GBP	(93,874,078)	09/2015	5,493	—
90DAY EURO$	(313)	USD	(77,346,213)	12/2015	—	(16,196)
90DAY EURO$	(221)	USD	(54,893,638)	06/2015	—	(20,704)
90DAY STERLING	(493)	GBP	(101,022,401)	12/2015	10,077	—
90DAY STERLING	(503)	GBP	(102,835,687)	03/2016	97,218	—
AMSTERDAM IDX	85	EUR	9,449,987	04/2014	221,183	—
AUST 10YR BOND	(124)	AUD	(13,852,331)	06/2014	—	(71,357)
AUST 3YR BOND	(294)	AUD	(29,554,841)	06/2014	—	(6,043)
BANK ACCEPT	(120)	CAD	(26,792,402)	12/2014	—	(2,408)
BANK ACCEPT	(255)	CAD	(56,939,626)	09/2014	1,023	—
BRENT CRUDE	(37)	USD	(3,983,050)	06/2014	11,693	—
CAC40 10 EURO	290	EUR	17,542,852	04/2014	243,190	—
CAN 10YR BOND	(70)	CAD	(8,227,137)	06/2014	—	(4,189)
COCOA FUTURE	96	USD	2,836,800	05/2014	42,214	—
COCOA FUTURE - LI	21	GBP	653,640	05/2014	5,312	—
COFFEE ‘C’	25	USD	1,667,813	05/2014	—	(133,373)
COPPER	(188)	USD	(14,219,850)	05/2014	168,133	—
COTTON NO.2	49	USD	2,291,240	05/2014	158,007	—
DAX INDEX	23	EUR	7,593,932	06/2014	179,803	—
DJIA MINI e-CBOT	149	USD	12,197,885	06/2014	254,843	—
EURO BUXL 30YR BOND	69	EUR	12,260,558	06/2014	21,521	—
EURO STOXX 50	316	EUR	13,495,455	06/2014	311,471	—
EURO$ 90 DAY	177	USD	44,108,400	12/2014	2,741	—
EURO$ 90 DAY	42	USD	10,453,800	03/2015	1,815	—
EURO$ 90 DAY	(313)	USD	(77,115,375)	03/2016	—	(15,493)
EURO$ 90 DAY	238	USD	59,339,350	09/2014	2,259	—
EURO$ 90 DAY	(293)	USD	(72,601,738)	09/2015	—	(19,672)
EURO-BOBL	7	EUR	1,209,011	06/2014	377	—
EURO-BUND	380	EUR	75,060,410	06/2014	283,473	—
FTSE 100 INDEX	17	GBP	1,854,529	06/2014	3,442	—
FTSE/JSE TOP 40	273	ZAR	11,247,766	06/2014	332,928	—
FTSE/JSE TOP 40	(44)	ZAR	(1,812,827)	06/2014	—	(45,792)
FTSE/MIB INDEX	67	EUR	9,876,370	06/2014	262,858	—
GAS OIL	(151)	USD	(13,514,500)	05/2014	132,986	—
GASOLINE RBOB	(43)	USD	(5,269,727)	05/2014	—	(57,449)
HANG SENG INDEX	(76)	HKD	(10,846,645)	04/2014	—	(159,660)
HEATING OIL	(27)	USD	(3,322,393)	05/2014	—	(46,932)
H-SHARES IDX	(89)	HKD	(5,783,594)	04/2014	—	(132,603)
IBEX 35 INDEX	57	EUR	8,099,174	04/2014	244,152	—
JPN 10YR BOND (OSE)	128	JPY	179,347,575	06/2014	—	(315,112)
KOSPI2 INX	(33)	KRW	(4,005,450)	06/2014	—	(100,620)
LME COPPER	(137)	USD	(22,774,538)	06/2014	329,398	—
LME NICKEL	7	USD	667,800	06/2014	—	(5,789)
LME ZINC	(41)	USD	(2,031,550)	06/2014	—	(22,388)
LONG GILT	(4)	GBP	(730,412)	06/2014	809	—
MSCI SING IX ETS	(49)	SGD	(2,784,418)	04/2014	—	(39,251)
MSCI TAIWAN INDEX	220	USD	6,870,600	04/2014	107,415	—
NASDAQ 100 E-MINI	160	USD	11,476,000	06/2014	—	(158,101)
NATURAL GAS	188	USD	8,217,480	05/2014	—	(213,658)
RUSSELL 2000 EMINI ICE	60	USD	7,023,000	06/2014	—	(60,364)
S&P MID 400 EMINI	107	USD	14,711,430	06/2014	133,293	—
S&P/TSE 60 INDEX	229	CAD	33,889,100	06/2014	140,467	—
S&P500 EMINI	187	USD	17,434,010	06/2014	206,510	—
SGX CNX NIFTY	357	USD	4,822,356	04/2014	66,689	—
SOYBEAN MEAL	81	USD	3,882,330	05/2014	402,118	—
SOYBEAN OIL	(46)	USD	(1,115,592)	05/2014	—	(3,124)
SPI 200	131	AUD	16,379,814	06/2014	123,156	—
SUGAR #11	(119)	USD	(2,368,386)	05/2014	—	(121,501)

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
TOPIX INDEX	(30)	JPY	(3,496,585)	06/2014	—	(125,142)
US 10YR NOTE	(140)	USD	(17,290,000)	06/2014	—	(27,872)
US 5YR NOTE	(14)	USD	(1,665,344)	06/2014	—	(2,182)
US LONG BOND	(24)	USD	(3,197,250)	06/2014	—	(21,663)
WHEAT KCBT	11	USD	420,200	05/2014	9,071	—
Total					4,532,801	(2,020,374)

Total Return Swap Contracts on Futures at March 31, 2014

At March 31, 2014, securities and cash totaling $16,510,025 was pledged as collateral to cover open total return swap contracts on futures.

Counterparty	Reference Instrument	Expiration Date	Trading Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Barclays	COCOA	May 2014	GBP	5,478,122	22,500	—
Barclays	COCOA	May 2014	USD	1,684,350	27,840	—
Barclays	COPPER	May 2014	USD	(9,152,138)	580,150	—
JPMorgan	CORN	May 2014	USD	(928,700)	—	(104,544)
Barclays	COTTON NO.2	May 2014	USD	701,400	36,975	—
Barclays	GASOLINE RBOB	May 2014	USD	(4,166,761)	—	(34,201)
Barclays	HEATING OIL	May 2014	USD	(1,230,516)	—	(7,829)
Barclays	SILVER	May 2014	USD	(10,369,800)	225,860	—
Barclays	SOYBEAN	May 2014	USD	32,793,600	2,949,939	—
Barclays	SOYBEAN MEAL	May 2014	USD	6,087,110	595,791	—
Barclays	SOYBEAN OIL	May 2014	USD	(3,322,524)	—	(107,764)
Barclays	SUGAR #11	May 2014	USD	(278,634)	—	(29,008)
Barclays	WHEAT KCBT	May 2014	USD	840,400	—	(13,238)
Barclays	WTI CRUDE	May 2014	USD	7,313,760	22,500	—
Barclays	EURO-BOBL	June 2014	EUR	123,319,171	191,391	—
Barclays	EURO-SCHATZ	June 2014	EUR	(28,140,938)	—	(30,252)
Barclays	GOLD 100 OZ	June 2014	USD	(14,892,080)	413,990	—
Barclays	JPN 10YR BOND (TSE)	June 2014	JPY	4,203,459	—	(8,059)
Barclays	LEAN HOGS	June 2014	USD	5,443,090	120,476	—
Barclays	LME PRI ALUM	June 2014	USD	(6,989,444)	—	(186,363)
JPMorgan	SWISS MKT IX	June 2014	CHF	18,755,365	441,464	—
Barclays	US 2YR NOTE (CBT)	June 2014	USD	(40,179,938)	—	(42,670)
Barclays	US 5YR NOTE (CBT)	June 2014	USD	(39,016,627)	—	(87,360)
Barclays	PLATINUM	July 2014	USD	(3,054,720)	—	(27,430)
Barclays	WHEAT(CBT)	July 2014	USD	2,314,950	—	(8,006)
Total					5,628,876	(686,724)

Notes to Consolidated Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	214,616,790	269,781,752	(316,631,704)	167,766,838	63,817	167,766,838

(c)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $386,993,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$8,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Treasury Bills	119,234,549	—	—	119,234,549
Total Short-Term Securities	119,234,549	—	—	119,234,549
Mutual Funds
Money Market Funds	267,766,838	—	—	267,766,838
Total Mutual Funds	267,766,838	—	—	267,766,838
Investments in Securities	387,001,387	—	—	387,001,387
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	6,861,775	—	6,861,775
Futures Contracts	4,532,801	—	—	4,532,801
Total Return Swap Contracts on Futures	—	5,628,876	—	5,628,876
Liabilities
Forward Foreign Currency Exchange Contracts	—	(10,186,828)	—	(10,186,828)
Futures Contracts	(2,020,374)	—	—	(2,020,374)
Total Return Swap Contracts on Futures	—	(686,724)	—	(686,724)
Total	389,513,814	1,617,099	—	391,130,913

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Consolidated Portfolio of Investments

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 21.5%
CONSUMER DISCRETIONARY 2.9%
Automobiles 0.3%
Tesla Motors, Inc. (a)	4,536	$945,529
Hotels, Restaurants & Leisure 0.2%
McDonald’s Corp.	7,125	698,464
Internet & Catalog Retail 0.6%
Amazon.com, Inc. (a)	2,451	824,810
Priceline Group, Inc. (The) (a)	958	1,141,831
Total		1,966,641
Leisure Products 0.1%
Mattel, Inc.	5,780	231,836
Media 0.6%
Comcast Corp., Class A	7,860	393,157
Discovery Communications, Inc., Class A (a)	9,600	793,920
Time Warner, Inc.	12,295	803,233
Total		1,990,310
Multiline Retail 0.1%
Macy’s, Inc.	9,405	557,622
Specialty Retail 0.6%
Home Depot, Inc. (The)	11,665	923,051
TJX Companies, Inc. (The)	17,243	1,045,788
Total		1,968,839
Textiles, Apparel & Luxury Goods 0.4%
Hanesbrands, Inc.	1,525	116,632
Michael Kors Holdings Ltd. (a)	10,574	986,237
VF Corp.	5,195	321,467
Total		1,424,336
TOTAL CONSUMER DISCRETIONARY		9,783,577
CONSUMER STAPLES 1.3%
Beverages 0.1%
Coca-Cola Co. (The)	10,325	399,165
Food & Staples Retailing 0.2%
CVS Caremark Corp.	3,705	277,356
Wal-Mart Stores, Inc.	3,300	252,219
Total		529,575

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 0.2%
General Mills, Inc.	6,755	$350,044
Kellogg Co.	3,800	238,298
Total		588,342
Household Products 0.4%
Kimberly-Clark Corp.	5,120	564,480
Procter & Gamble Co. (The)	8,840	712,504
Total		1,276,984
Tobacco 0.4%
Altria Group, Inc.	14,740	551,718
Philip Morris International, Inc.	11,500	941,505
Total		1,493,223
TOTAL CONSUMER STAPLES		4,287,289
ENERGY 1.9%
Energy Equipment & Services 0.5%
Ensco PLC, Class A	3,825	201,883
FMC Technologies, Inc. (a)	17,633	922,030
Schlumberger Ltd.	5,030	490,425
Total		1,614,338
Oil, Gas & Consumable Fuels 1.4%
BP PLC, ADR	5,000	240,500
Chevron Corp.	8,530	1,014,302
ConocoPhillips	7,880	554,358
EOG Resources, Inc.	4,233	830,388
Exxon Mobil Corp.	9,800	957,264
Occidental Petroleum Corp.	2,540	242,036
Phillips 66	5,230	403,024
Royal Dutch Shell PLC, ADR	6,785	495,712
Total		4,737,584
TOTAL ENERGY		6,351,922
FINANCIALS 2.6%
Banks 1.2%
Fifth Third Bancorp	17,735	407,018
JPMorgan Chase & Co.	20,000	1,214,200
PNC Financial Services Group, Inc. (The)	6,095	530,265
U.S. Bancorp	17,405	745,979
Wells Fargo & Co.	22,365	1,112,435
Total		4,009,897

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets 0.4%
BlackRock, Inc.	2,180	$685,566
Northern Trust Corp.	5,730	375,659
T. Rowe Price Group, Inc.	3,350	275,873
Total		1,337,098
Consumer Finance 0.2%
American Express Co.	5,400	486,162
Diversified Financial Services 0.1%
CME Group, Inc.	4,960	367,089
Insurance 0.6%
ACE Ltd.	4,055	401,688
Chubb Corp. (The)	3,570	318,801
Marsh & McLennan Companies, Inc.	12,245	603,679
MetLife, Inc.	5,205	274,824
Unum Group	9,110	321,674
Total		1,920,666
Real Estate Investment Trusts (REITs) 0.1%
Public Storage	1,485	250,208
Simon Property Group, Inc.	1,310	214,840
Total		465,048
TOTAL FINANCIALS		8,585,960
HEALTH CARE 3.5%
Biotechnology 1.5%
Alexion Pharmaceuticals, Inc. (a)	3,413	519,220
Amgen, Inc.	8,515	1,050,240
Biogen Idec, Inc. (a)	2,270	694,325
Celgene Corp. (a)	5,115	714,054
Gilead Sciences, Inc. (a)	10,441	739,849
Pharmacyclics, Inc. (a)	5,100	511,122
Vertex Pharmaceuticals, Inc. (a)	10,388	734,639
Total		4,963,449
Life Sciences Tools & Services 0.1%
Illumina, Inc. (a)	3,452	513,174
Pharmaceuticals 1.9%
AbbVie, Inc.	20,170	1,036,738
Bristol-Myers Squibb Co.	12,741	661,895
Johnson & Johnson	13,585	1,334,455
Merck & Co., Inc.	21,945	1,245,818
Pfizer, Inc.	44,920	1,442,830

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Roche Holding AG, ADR	14,000	$528,080
Total		6,249,816
TOTAL HEALTH CARE		11,726,439
INDUSTRIALS 2.2%
Aerospace & Defense 1.1%
Boeing Co. (The)	6,730	844,548
Honeywell International, Inc.	9,405	872,408
Precision Castparts Corp.	3,600	909,936
Raytheon Co.	8,245	814,523
United Technologies Corp.	2,565	299,695
Total		3,741,110
Air Freight & Logistics 0.2%
United Parcel Service, Inc., Class B	5,120	498,586
Commercial Services & Supplies 0.1%
Waste Management, Inc.	7,905	332,563
Electrical Equipment 0.1%
Emerson Electric Co.	4,770	318,636
Machinery 0.4%
Dover Corp.	5,730	468,428
Illinois Tool Works, Inc.	3,380	274,895
Parker Hannifin Corp.	3,530	422,576
Total		1,165,899
Trading Companies & Distributors 0.3%
Fastenal Co.	22,065	1,088,246
TOTAL INDUSTRIALS		7,145,040
INFORMATION TECHNOLOGY 5.0%
Communications Equipment 0.2%
Cisco Systems, Inc.	28,150	630,841
Internet Software & Services 1.2%
Baidu, Inc., ADR (a)	4,517	688,301
Facebook, Inc., Class A (a)	11,410	687,338
Google, Inc., Class A (a)	777	865,974
LinkedIn Corp., Class A (a)	5,415	1,001,450
MercadoLibre, Inc.	8,914	847,811
Total		4,090,874

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 1.1%
Accenture PLC, Class A	9,595	$764,913
Automatic Data Processing, Inc.	6,420	496,009
Cognizant Technology Solutions Corp., Class A (a)	16,410	830,510
International Business Machines Corp.	3,830	737,237
Visa, Inc., Class A	4,165	899,057
Total		3,727,726
Semiconductors & Semiconductor Equipment 0.8%
ARM Holdings PLC, ADR	15,598	795,030
Intel Corp.	30,505	787,334
KLA-Tencor Corp.	7,650	528,921
Texas Instruments, Inc.	9,595	452,404
Total		2,563,689
Software 1.4%
Microsoft Corp.	29,895	1,225,396
Red Hat, Inc. (a)	14,065	745,164
Salesforce.com, Inc. (a)	15,711	896,941
Splunk, Inc. (a)	9,140	653,419
VMware, Inc., Class A (a)	9,216	995,512
Total		4,516,432
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc.	860	461,597
EMC Corp.	25,935	710,878
Total		1,172,475
TOTAL INFORMATION TECHNOLOGY		16,702,037
MATERIALS 0.8%
Chemicals 0.7%
EI du Pont de Nemours & Co.	9,065	608,261
LyondellBasell Industries NV, Class A	3,755	333,970
Monsanto Co.	7,537	857,484
Sherwin-Williams Co. (The)	3,050	601,247
Total		2,400,962
Containers & Packaging 0.1%
Sonoco Products Co.	6,785	278,321
TOTAL MATERIALS		2,679,283

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	14,055	$492,909
Verizon Communications, Inc.	30,000	1,427,100
Total		1,920,009
TOTAL TELECOMMUNICATION SERVICES		1,920,009
UTILITIES 0.7%
Electric Utilities 0.3%
American Electric Power Co., Inc.	6,975	353,354
Duke Energy Corp.	3,160	225,055
NextEra Energy, Inc.	2,530	241,919
Northeast Utilities	7,040	320,320
Total		1,140,648
Multi-Utilities 0.4%
CMS Energy Corp.	10,350	303,048
Dominion Resources, Inc.	3,840	272,602
Sempra Energy	2,715	262,703
Wisconsin Energy Corp.	6,635	308,859
Total		1,147,212
TOTAL UTILITIES		2,287,860
Total Common Stocks (Cost: $68,513,034)		$71,469,416

Convertible Preferred Stocks 2.5%
CONSUMER STAPLES 0.1%
Food Products 0.1%
Bunge Ltd., 4.875%	4,300	453,078
TOTAL CONSUMER STAPLES		453,078
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp., 5.750% (b)	420	469,613
TOTAL ENERGY		469,613
FINANCIALS 1.1%
Banks 0.3%
Bank of America Corp., 7.250%	400	457,684
Wells Fargo & Co., 7.500%	410	480,930
Total		938,614

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
Capital Markets 0.1%
AMG Capital Trust II, 5.150%	7,700	$493,281
Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc., 7.000%	23,000	618,843
Crown Castle International Corp., 4.500%	4,600	465,428
Health Care REIT, Inc., 6.500%	8,200	455,346
Weyerhaeuser Co., 6.375%	8,700	475,020
iStar Financial, Inc., 4.500%	4,000	252,862
Total		2,267,499
TOTAL FINANCIALS		3,699,394
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Alere, Inc., 3.000%	1,200	346,098
TOTAL HEALTH CARE		346,098
INDUSTRIALS 0.3%
Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	5,400	359,478
Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%	10,000	500,000
Machinery 0.1%
Stanley Black & Decker, Inc., 6.250%	1,700	183,498
TOTAL INDUSTRIALS		1,042,976
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Intelsat SA, 5.750%	4,300	230,695
TOTAL TELECOMMUNICATION SERVICES		230,695
UTILITIES 0.6%
Electric Utilities 0.3%
NextEra Energy, Inc., 5.599%	7,800	489,064
PPL Corp., 8.750%	8,800	481,360
Total		970,424

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
Multi-Utilities 0.3%
CenterPoint Energy, Inc., 3.719% (c)	8,900	$470,587
Dominion Resources, Inc., 6.000%	4,200	242,634
Dominion Resources, Inc., 6.125%	4,100	235,750
Total		948,971
TOTAL UTILITIES		1,919,395
Total Convertible Preferred Stocks (Cost: $8,037,518)		$8,161,249

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds(d) 4.2%
Automotive 0.3%
Navistar International Corp. (b)
Senior Subordinated Notes
10/15/18	4.500%	244,000	$240,264
04/15/19	4.750%	240,000	239,550
Volkswagen International Finance NV (b)
11/09/15	5.500%	EUR 400,000	645,980
Total			1,125,794
Brokerage 0.1%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	450,000	424,688
Building Materials 0.3%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	399,000	488,276
Layne Christensen Co. Senior Unsecured (b)
11/15/18	4.250%	484,000	502,005
Total			990,281
Diversified Manufacturing 0.1%
Sterlite Industries India Ltd. Senior Unsecured
10/30/14	4.000%	473,000	473,591
Food and Beverage 0.2%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	481,000	489,417
Gaming 0.2%
MGM Resorts International
04/15/15	4.250%	379,000	551,682

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (d) (continued)
Independent Energy 0.3%
Chesapeake Energy Corp.
12/15/38	2.250%	$501,000	$469,687
Endeavour International Corp.
07/15/16	5.500%	282,000	190,174
Goodrich Petroleum Corp.
10/01/32	5.000%	340,000	349,775
Total			1,009,636
Integrated Energy —%
American Energy - Utica LLC PIK (b)
03/01/21	3.500%	120,000	121,260
TOTAL INTEGRATED ENERGY			121,260
Lodging 0.2%
Morgans Hotel Group Co.
10/15/14	2.375%	482,000	477,180
Media Non-Cable 0.1%
Cenveo Corp.
05/15/17	7.000%	323,000	330,687
Metals 0.2%
Alpha Natural Resources, Inc.
12/31/20	4.875%	225,000	184,922
James River Coal Co. (b)
06/01/18	10.000%	565,000	70,978
Molycorp, Inc. Senior Unsecured
09/01/17	6.000%	329,000	259,894
Total			515,794
Non-Captive Consumer 0.1%
DFC Global Corp. Senior Unsecured
04/15/17	3.250%	300,000	256,155
TOTAL NON-CAPTIVE CONSUMER			256,155
Non-Captive Diversified 0.2%
Ares Capital Corp. Senior Unsecured (b)
01/15/19	4.375%	464,000	493,914
TOTAL NON-CAPTIVE DIVERSIFIED			493,914

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (d) (continued)
Oil Field Services 0.2%
Cobalt International Energy, Inc. Senior Unsecured
12/01/19	2.625%	$260,000	$244,904
Vantage Drilling Co. Senior Unsecured (b)
07/15/43	5.500%	429,000	449,807
Total			694,711
Other Financial Institutions 0.1%
GSV Capital Corp. Senior Unsecured (b)
09/15/18	5.250%	454,000	442,650
Pharmaceuticals 0.4%
Corsicanto Ltd.
01/15/32	3.500%	320,000	223,568
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	370,000	271,487
PDL BioPharma, Inc Senior Unsecured
02/01/18	4.000%	235,000	247,338
Supernus Pharmaceuticals, Inc. Senior Secured (b)
05/01/19	7.500%	217,000	389,639
Vivus, Inc. Senior Unsecured (b)
05/01/20	4.500%	396,000	299,227
Total			1,431,259
Property & Casualty 0.1%
MGIC Investment Corp. (b)
04/01/63	9.000%	395,000	476,716
TOTAL PROPERTY & CASUALTY			476,716
Railroads —%
Greenbrier Companies, Inc. (The) Senior Unsecured
04/01/18	3.500%	87,000	122,779
Refining 0.1%
Clean Energy Fuels Corp. Senior Unsecured (b)
10/01/18	5.250%	229,000	205,165
TOTAL REFINING			205,165

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (d) (continued)
REITs 0.3%
Apollo Commercial Real Estate Finance, Inc. Senior Unsecured
03/15/19	5.500%	$325,000	$331,500
Blackstone Mortgage Trust, Inc. Senior Unsecured
12/01/18	5.250%	227,000	247,775
Campus Crest Communities Operating Partnership LP (b)
10/15/18	4.750%	457,000	449,288
Total			1,028,563
Retailers 0.1%
Rite Aid Corp. Senior Unsecured
05/15/15	8.500%	108,000	268,785
Technology 0.3%
Ctrip.com International Ltd. Senior Unsecured (b)
10/15/18	1.250%	130,000	129,187
Digital River, Inc. Senior Unsecured
11/01/30	2.000%	353,000	347,264
Exelixis, Inc.
08/15/19	4.250%	250,000	224,844
NQ Mobile, Inc. Senior Unsecured (b)
10/15/18	4.000%	165,000	149,119
Total			850,414

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (d) (continued)
Tobacco 0.2%
Vector Group Ltd. Senior Unsecured
04/15/20	1.750%	$525,000	$544,246
Transportation Services 0.1%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	481,000	475,589
Total Convertible Bonds (Cost: $13,948,407)			$13,800,956
		Shares	Value

Money Market Funds 63.0%
Columbia Short-Term Cash Fund, 0.094% (e)(f)		208,963,139	$208,963,139
Total Money Market Funds (Cost: $208,963,139)			$208,963,139
Total Investments (Cost: $299,462,098)			$302,394,760(g)
Other Assets & Liabilities, Net			29,335,049
Net Assets			$331,729,809

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Barclays Capital	5/2/2014	14,237,084	AUD	12,869,444	USD	—	(306,830)
Barclays Capital	5/2/2014	25,399,670	CAD	22,867,499	USD	—	(92,240)
Barclays Capital	5/2/2014	615,886	CHF	19,900,692	USD	43,588	—
Barclays Capital	5/2/2014	17,550,503	CHF	695,863	USD	—	(967)
Barclays Capital	5/2/2014	6,151,916	EUR	8,495,228	USD	20,592	—
Barclays Capital	5/2/2014	12,234,491	EUR	16,820,762	USD	—	(32,989)
Barclays Capital	5/2/2014	2,976,249	GBP	4,973,660	USD	12,939	—
Barclays Capital	5/2/2014	18,790,122	GBP	31,295,952	USD	—	(22,849)
Barclays Capital	5/2/2014	5,138,518,199	JPY	50,392,758	USD	599,974	—
Barclays Capital	5/2/2014	39,293,802	JPY	379,970	USD	—	(792)
Barclays Capital	5/2/2014	12,767,051	NOK	2,141,153	USD	11,445	—
Barclays Capital	5/2/2014	360,400,000	NOK	59,817,638	USD	—	(301,733)
Barclays Capital	5/2/2014	3,042,848	NZD	2,576,004	USD	—	(58,221)
Barclays Capital	5/2/2014	370,756,727	SEK	57,315,096	USD	58,465	—
Barclays Capital	5/2/2014	46,399,646	SEK	7,154,676	USD	—	(10,906)
Barclays Capital	5/2/2014	17,056,001	SGD	13,458,409	USD	—	(100,914)
Barclays Capital	5/2/2014	13,481,709	USD	15,064,915	AUD	460,716	—
Barclays Capital	5/2/2014	5,145,302	USD	5,721,808	CAD	26,861	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Barclays Capital	5/2/2014	10,117,109	USD	11,182,165	CAD	—	(9,119)
Barclays Capital	5/2/2014	48,228,015	USD	35,114,511	EUR	144,344	—
Barclays Capital	5/2/2014	3,983,985	USD	2,885,353	EUR	—	(9,237)
Barclays Capital	5/2/2014	17,250,758	USD	10,391,032	GBP	68,698	—
Barclays Capital	5/2/2014	2,000,490	USD	1,196,007	GBP	—	(7,022)
Barclays Capital	5/2/2014	8,010,637	USD	817,219,448	JPY	—	(91,694)
Barclays Capital	5/2/2014	2,974,359	USD	17,791,856	NOK	61,212	—
Barclays Capital	5/2/2014	10,226,161	USD	61,670,131	NOK	—	(6,448)
Barclays Capital	5/2/2014	44,627,960	USD	53,440,919	NZD	1,636,389	—
Barclays Capital	5/2/2014	3,501,956	USD	22,703,610	SEK	4,204	—
Barclays Capital	5/2/2014	6,691,664	USD	42,697,423	SEK	—	(97,824)
Barclays Capital	5/2/2014	111,318,364	USD	141,256,138	SGD	978,626	—
BNP Paribas Securities Corp.	5/2/2014	2,586,300,000	JPY	25,308,288	USD	246,768	—
BNP Paribas Securities Corp.	5/2/2014	13,000,000	NOK	2,144,204	USD	—	(24,363)
BNP Paribas Securities Corp.	5/2/2014	25,063,811	USD	2,586,300,000	JPY	—	(2,291)
BNP Paribas Securities Corp.	5/2/2014	2,169,233	USD	13,000,000	NOK	—	(665)
Citigroup Global Markets Inc.	5/2/2014	22,780,340	AUD	20,440,935	USD	—	(642,036)
Citigroup Global Markets Inc.	5/2/2014	333,520	CAD	301,513	USD	31	—
Citigroup Global Markets Inc.	5/2/2014	29,193,113	CAD	26,225,705	USD	—	(163,073)
Citigroup Global Markets Inc.	5/2/2014	5,963,026	CHF	6,757,686	USD	10,962	—
Citigroup Global Markets Inc.	5/2/2014	3,537,237	CHF	3,995,391	USD	—	(6,733)
Citigroup Global Markets Inc.	5/2/2014	1,623,607	EUR	2,255,376	USD	18,759	—
Citigroup Global Markets Inc.	5/2/2014	41,422,234	EUR	56,977,845	USD	—	(83,783)
Citigroup Global Markets Inc.	5/2/2014	3,632,876	GBP	6,068,236	USD	13,069	—
Citigroup Global Markets Inc.	5/2/2014	5,185,195	GBP	8,594,929	USD	—	(47,597)
Citigroup Global Markets Inc.	5/2/2014	1,277,366,667	JPY	12,600,349	USD	222,531	—
Citigroup Global Markets Inc.	5/2/2014	2,340,700,000	JPY	22,673,512	USD	—	(8,118)
Citigroup Global Markets Inc.	5/2/2014	5,938,541	NOK	992,580	USD	1,955	—
Citigroup Global Markets Inc.	5/2/2014	163,388,805	NOK	27,088,160	USD	—	(167,201)
Citigroup Global Markets Inc.	5/2/2014	43,094,332	NZD	36,645,892	USD	—	(661,310)
Citigroup Global Markets Inc.	5/2/2014	31,981,131	SEK	5,000,643	USD	61,740	—
Citigroup Global Markets Inc.	5/2/2014	158,348,357	SEK	24,446,989	USD	—	(7,035)
Citigroup Global Markets Inc.	5/2/2014	27,574,233	SGD	21,717,543	USD	—	(203,652)
Citigroup Global Markets Inc.	5/2/2014	37,010,567	USD	40,644,981	AUD	605,947	—
Citigroup Global Markets Inc.	5/2/2014	22,017,561	USD	24,497,750	CAD	126,898	—
Citigroup Global Markets Inc.	5/2/2014	7,468,757	USD	8,224,147	CAD	—	(34,634)
Citigroup Global Markets Inc.	5/2/2014	23,614,248	USD	20,785,863	CHF	—	(96,571)
Citigroup Global Markets Inc.	5/2/2014	17,275,594	USD	12,495,012	EUR	—	(62,960)
Citigroup Global Markets Inc.	5/2/2014	71,717,736	USD	43,076,462	GBP	80,794	—
Citigroup Global Markets Inc.	5/2/2014	2,000,590	USD	1,196,007	GBP	—	(7,122)
Citigroup Global Markets Inc.	5/2/2014	8,054,074	USD	820,981,162	JPY	—	(98,681)
Citigroup Global Markets Inc.	5/2/2014	6,663,771	USD	40,262,126	NOK	52,470	—
Citigroup Global Markets Inc.	5/2/2014	3,058,905	USD	18,295,667	NOK	—	(6,951)
Citigroup Global Markets Inc.	5/2/2014	37,038,655	USD	44,076,857	NZD	1,119,129	—
Citigroup Global Markets Inc.	5/2/2014	2,856,481	USD	18,500,000	SEK	507	—
Citigroup Global Markets Inc.	5/2/2014	5,601,119	USD	35,976,046	SEK	—	(45,274)
Citigroup Global Markets Inc.	5/2/2014	60,165,852	USD	76,238,858	SGD	443,156	—
Credit Suisse	5/2/2014	15,806,893	AUD	14,111,010	USD	—	(518,107)
Credit Suisse	5/2/2014	8,300,000	CAD	7,468,025	USD	—	(34,665)
Credit Suisse	5/2/2014	7,222,659	CHF	8,202,921	USD	31,014	—
Credit Suisse	5/2/2014	22,886,493	CHF	25,863,388	USD	—	(30,996)
Credit Suisse	5/2/2014	2,271,876	EUR	3,141,339	USD	11,692	—
Credit Suisse	5/2/2014	5,100,068	EUR	7,016,257	USD	—	(9,394)
Credit Suisse	5/2/2014	1,699,532	GBP	2,829,058	USD	—	(3,671)
Credit Suisse	5/2/2014	1,573,797,461	JPY	15,394,194	USD	143,930	—
Credit Suisse	5/2/2014	460,100,000	JPY	4,537,632	USD	—	(342)
Credit Suisse	5/2/2014	3,422,802	NOK	571,471	USD	504	—
Credit Suisse	5/2/2014	91,850,785	NOK	15,278,520	USD	—	(43,376)
Credit Suisse	5/2/2014	21,219,945	NZD	17,672,990	USD	—	(697,333)
Credit Suisse	5/2/2014	5,709,545	SEK	897,592	USD	15,856	—
Credit Suisse	5/2/2014	6,663	SEK	1,026	USD	—	(2)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Credit Suisse	5/2/2014	3,019,881	SGD	2,397,742	USD	—	(3,029)
Credit Suisse	5/2/2014	3,246,278	USD	3,640,052	AUD	122,553	—
Credit Suisse	5/2/2014	5,563,561	USD	6,179,766	CAD	22,567	—
Credit Suisse	5/2/2014	1,606,610	USD	1,771,292	CAD	—	(5,471)
Credit Suisse	5/2/2014	1,918,688	USD	1,696,105	CHF	330	—
Credit Suisse	5/2/2014	1,765,514	USD	1,285,113	EUR	4,807	—
Credit Suisse	5/2/2014	2,616,744	USD	1,572,101	GBP	3,586	—
Credit Suisse	5/2/2014	5,843,303	USD	600,756,061	JPY	—	(21,913)
Credit Suisse	5/2/2014	384,762	USD	2,310,745	NOK	699	—
Credit Suisse	5/2/2014	4,868,499	USD	5,803,163	NZD	155,359	—
Credit Suisse	5/2/2014	3,836,878	USD	24,870,190	SEK	3,871	—
Credit Suisse	5/2/2014	1,390,457	USD	8,968,229	SEK	—	(5,477)
Credit Suisse	5/2/2014	1,865,515	USD	2,371,648	SGD	19,918	—
Goldman, Sachs & Co.	5/2/2014	10,400,000	CAD	9,403,255	USD	2,295	—
Goldman, Sachs & Co.	5/2/2014	9,333,348	USD	10,400,000	CAD	67,612	—
HSBC Securities (USA), Inc.	5/2/2014	7,000,000	EUR	9,614,479	USD	—	(28,444)
HSBC Securities (USA), Inc.	5/2/2014	27,299,446	USD	176,900,000	SEK	19,541	—
J.P. Morgan Securities, Inc.	5/2/2014	2,000,000	AUD	1,779,050	USD	—	(71,929)
J.P. Morgan Securities, Inc.	5/2/2014	3,100,000	CAD	2,791,850	USD	—	(10,360)
J.P. Morgan Securities, Inc.	5/2/2014	6,200,000	SGD	4,876,859	USD	—	(52,069)
J.P. Morgan Securities, Inc.	5/2/2014	2,332,400	USD	1,400,000	GBP	1,077	—
Morgan Stanley	5/2/2014	19,800,000	EUR	27,292,593	USD	16,898	—
Morgan Stanley	5/2/2014	199,700,000	NOK	32,973,302	USD	—	(339,235)
Morgan Stanley	5/2/2014	312,800,000	SEK	48,396,605	USD	90,336	—
Morgan Stanley	5/2/2014	27,276,876	USD	19,800,000	EUR	—	(1,181)
Morgan Stanley	5/2/2014	33,318,873	USD	199,700,000	NOK	—	(6,336)
Morgan Stanley	5/2/2014	48,332,767	USD	312,800,000	SEK	—	(26,498)
TD Securities	5/2/2014	15,700,000	CHF	17,736,506	USD	—	(26,891)
TD Securities	5/2/2014	10,300,000	GBP	17,057,212	USD	—	(110,513)
TD Securities	5/2/2014	17,772,646	USD	15,700,000	CHF	—	(9,250)
TD Securities	5/2/2014	17,165,465	USD	10,300,000	GBP	2,260	—
UBS Securities	5/2/2014	9,080,659	AUD	8,093,838	USD	—	(310,219)
UBS Securities	5/2/2014	899,825	CAD	813,564	USD	178	—
UBS Securities	5/2/2014	42,752,173	CAD	38,372,854	USD	—	(272,480)
UBS Securities	5/2/2014	7,130,995	CHF	8,087,982	USD	9,893	—
UBS Securities	5/2/2014	10,835,751	CHF	12,218,883	USD	—	(40,973)
UBS Securities	5/2/2014	6,005,506	EUR	8,307,851	USD	34,903	—
UBS Securities	5/2/2014	6,283,000	EUR	8,632,863	USD	—	(22,350)
UBS Securities	5/2/2014	656,625	GBP	1,095,172	USD	730	—
UBS Securities	5/2/2014	57,132,017	GBP	94,939,726	USD	—	(286,175)
UBS Securities	5/2/2014	8,650,233,397	JPY	84,694,843	USD	873,168	—
UBS Securities	5/2/2014	60,208,414	JPY	583,074	USD	—	(352)
UBS Securities	5/2/2014	31,462,111	NOK	5,267,203	USD	18,917	—
UBS Securities	5/2/2014	84,800,000	NOK	14,118,333	USD	—	(27,402)
UBS Securities	5/2/2014	42,306,937	NZD	35,512,200	USD	—	(1,113,345)
UBS Securities	5/2/2014	112,175,676	SEK	17,597,879	USD	274,387	—
UBS Securities	5/2/2014	83,133,333	SEK	12,827,436	USD	—	(10,994)
UBS Securities	5/2/2014	225,044,154	SGD	177,169,198	USD	—	(1,738,292)
UBS Securities	5/2/2014	15,094,972	USD	16,655,139	AUD	319,187	—
UBS Securities	5/2/2014	73,333,407	USD	81,740,989	CAD	555,416	—
UBS Securities	5/2/2014	6,343,292	USD	5,618,427	CHF	13,545	—
UBS Securities	5/2/2014	27,818,377	USD	24,507,958	CHF	—	(89,423)
UBS Securities	5/2/2014	6,456,484	USD	4,700,000	EUR	18,050	—
UBS Securities	5/2/2014	55,322,216	USD	39,797,906	EUR	—	(498,198)
UBS Securities	5/2/2014	3,099,857	USD	1,869,900	GBP	16,834	—
UBS Securities	5/2/2014	123,089,280	USD	73,600,000	GBP	—	(415,049)
UBS Securities	5/2/2014	4,369,805	USD	444,470,588	JPY	—	(62,839)
UBS Securities	5/2/2014	22,181,483	USD	134,196,725	NOK	204,263	—
UBS Securities	5/2/2014	2,022,389	USD	12,096,188	NOK	—	(4,589)
UBS Securities	5/2/2014	82,736,634	USD	98,321,813	NZD	2,381,562	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
UBS Securities	5/2/2014	2,137,520	USD	13,671,903	SEK	3,060	—
UBS Securities	5/2/2014	37,099,998	USD	238,608,877	SEK	—	(280,402)
UBS Securities	5/2/2014	38,984,432	USD	49,472,726	SGD	345,811	—
Total						12,939,378	(10,749,399)

Futures Contracts Outstanding at March 31, 2014

At March 31, 2014, cash totaling $26,960,459 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	(142)	JPY	(19,897,747)	06/2014	23,142	—
10YR MINI JGB	82	JPY	11,490,249	06/2014	—	(8,154)
3MO EURO EURIBOR	304	EUR	104,392,498	12/2014	9,499	—
3MO EURO SWISS FRANC	617	CHF	174,533,426	12/2014	—	(1,638)
3MO EURO SWISS FRANC	(51)	CHF	(14,426,588)	12/2014	—	(131)
3MO EUROYEN (TFX)	(2,269)	JPY	(548,536,768)	12/2014	—	(35,744)
3MO EUROYEN (TFX)	31	JPY	7,494,332	12/2014	277	—
90 DAY STERLING	(2,459)	GBP	(508,545,728)	12/2014	148,002	—
AUST 10YR BOND	745	AUD	79,833,657	06/2014	239,058	—
AUST 10YR BOND	(51)	AUD	(5,465,123)	06/2014	—	(25,009)
BANK ACCEPT	(2,359)	CAD	(526,693,962)	12/2014	—	(43,235)
CAC40 10 EURO	(100)	EUR	(6,049,259)	04/2014	—	(20,354)
CAC40 10 EURO	18	EUR	1,088,867	04/2014	19,799	—
CAN 10YR BOND	(983)	CAD	(115,532,510)	06/2014	87,825	—
CBOE VIX	(984)	USD	(14,907,600)	04/2014	609,591	—
CBOE VIX	231	USD	4,007,850	08/2014	—	(69,901)
CBOE VIX	(555)	USD	(9,407,250)	07/2014	188,162	—
CBOE VIX	1,320	USD	21,648,000	06/2014	—	(767,724)
CBOE VIX	(220)	USD	(3,487,000)	05/2014	107,228	—
DAX INDEX	(47)	EUR	(15,518,034)	06/2014	—	(518,769)
DAX INDEX	3	EUR	990,513	06/2014	32,476	—
EURO STOXX 50	171	EUR	7,302,920	06/2014	211,486	—
EURO$ 90 DAY	(1,301)	USD	(324,209,200)	12/2014	—	(20,163)
EURO$ 90 DAY	59	USD	14,702,800	12/2014	174	—
EURO-BUND	422	EUR	83,356,560	06/2014	246,597	—
FTSE 100 INDEX	(66)	GBP	(7,199,938)	06/2014	5,249	—
FTSE 100 INDEX	10	GBP	1,090,900	06/2014	—	(990)
FTSE/MIB INDEX	166	EUR	24,469,812	06/2014	702,768	—
HANG SENG INDEX	(142)	HKD	(20,266,099)	04/2014	—	(267,635)
HANG SENG INDEX	8	HKD	1,141,752	04/2014	15,443	—
IBEX 35 INDEX	81	EUR	11,509,353	04/2014	334,195	—
LONG GILT	(76)	GBP	(13,877,825)	06/2014	43,548	—
LONG GILT	(10)	GBP	(1,826,030)	06/2014	—	(13,810)
MSCI SING IX ETS	(109)	SGD	(6,193,910)	04/2014	—	(80,633)
OMXS30 INDEX	768	SEK	16,036,833	04/2014	241,516	—
S&P 500	65	USD	30,299,750	06/2014	18,381	—
S&P/TSE 60 INDEX	(90)	CAD	(13,318,860)	06/2014	—	(34,770)
S&P/TSE 60 INDEX	10	CAD	1,479,873	06/2014	10,747	—
S&P500 EMINI	(756)	USD	(70,481,880)	06/2014	—	(523,732)
SPI 200	(209)	AUD	(26,132,680)	06/2014	—	(240,767)
SPI 200	10	AUD	1,250,367	06/2014	9,585	—
TOPIX INDEX	71	JPY	8,275,251	06/2014	72,723	—
US LONG BOND	133	USD	17,718,094	06/2014	128,575	—
Total					3,506,046	(2,673,159)

Notes to Consolidated Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $5,774,362 or 1.74% of net assets.

(c)	Variable rate security.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	231,832,037	132,086,102	(154,955,000)	208,963,139	50,942	208,963,139

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	9,783,577	—	—	9,783,577
Consumer Staples	4,287,289	—	—	4,287,289
Energy	6,351,922	—	—	6,351,922
Financials	8,585,960	—	—	8,585,960
Health Care	11,726,439	—	—	11,726,439
Industrials	7,145,040	—	—	7,145,040
Information Technology	16,702,037	—	—	16,702,037
Materials	2,679,283	—	—	2,679,283
Telecommunication Services	1,920,009	—	—	1,920,009
Utilities	2,287,860	—	—	2,287,860
Convertible Preferred Stocks
Consumer Staples	—	453,078	—	453,078
Energy	—	469,613	—	469,613
Financials	1,868,980	1,830,414	—	3,699,394
Health Care	346,098	—	—	346,098
Industrials	542,976	500,000	—	1,042,976
Telecommunication Services	230,695	—	—	230,695
Utilities	959,744	959,651	—	1,919,395
Total Equity Securities	75,417,909	4,212,756	—	79,630,665
Bonds
Convertible Bonds	—	13,800,956	—	13,800,956
Total Bonds	—	13,800,956	—	13,800,956
Mutual Funds
Money Market Funds	208,963,139	—	—	208,963,139
Total Mutual Funds	208,963,139	—	—	208,963,139
Investments in Securities	284,381,048	18,013,712	—	302,394,760
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	12,939,378	—	12,939,378
Futures Contracts	3,506,046	—	—	3,506,046
Liabilities
Forward Foreign Currency Exchange Contracts	—	(10,749,399)	—	(10,749,399)
Futures Contracts	(2,673,159)	—	—	(2,673,159)
Total	285,213,935	20,203,691	—	305,417,626

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Consolidated Portfolio of Investments

Variable Portfolio – Goldman Sachs Commodity Strategy Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations 43.6%
Federal Home Loan Banks Discount Notes
04/11/14	0.050%	$34,999,514	$34,999,466
Federal Home Loan Mortgage Corp. Discount Notes
04/23/14	0.040%	34,998,075	34,999,156
Total U.S. Government & Agency Obligations (Cost: $69,997,589)			$69,998,622

Treasury Bills 21.8%
U.S. Treasury Bills
09/04/14	0.060%	34,987,563	34,991,285
Total Treasury Bills (Cost: $34,987,563)			$34,991,285

	Shares	Value

Money Market Funds 28.8%
Columbia Short-Term Cash Fund, 0.094% (a)(b)	46,245,878	$46,245,878
Total Money Market Funds (Cost: $46,245,878)		$46,245,878
Total Investments (Cost: $151,231,030) (c)		$151,235,785(d)
Other Assets & Liabilities, Net		9,312,537
Net Assets		$160,548,322

Investments in Derivatives Total Return Swap Contracts Outstanding at March 31, 2014

At March 31, 2014, cash totaling $10,960,000 was pledged as collateral to cover open total return equity swap contracts.

			Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount	Appreciation ($)	Depreciation ($)
Deutsche Bank	Total return on a custom commodity index based on the DJ-UBS Commodity Index	Fixed Rate of 0.25%	1/24/2015	USD	81,890,888	256,643	—
CIBC Securities	Total return on a custom commodity index based on the DJ-UBS Commodity Index	Fixed Rate of 0.25%	10/28/2014	USD	43,301,161	169,171	—
Macquarie Bank Limited	Total return on a custom commodity index based on the DJ-UBS Commodity Index	Fixed Rate of 0.19%	7/18/2014	USD	36,816,355	117,401	—
						543,215	—

Notes to Consolidated Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	86,246,105	162,024,815	(202,025,042)	46,245,878	21,939	46,245,878

(c)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $151,231,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$5,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
U.S. Government & Agency Obligations	—	69,998,622	—	69,998,622
Treasury Bills	34,991,285	—	—	34,991,285
Total Short-Term Securities	34,991,285	69,998,622	—	104,989,907
Mutual Funds
Money Market Funds	46,245,878	—	—	46,245,878
Total Mutual Funds	46,245,878	—	—	46,245,878
Investments in Securities	81,237,163	69,998,622	—	151,235,785
Derivatives
Assets
Swap Contracts	—	543,215	—	543,215
Total	81,237,163	70,541,837	—	151,779,000

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Pyrford International Equity Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.6%
AUSTRALIA 10.3%
Brambles Ltd.	2,304,008	$19,823,756
Computershare Ltd.	1,627,684	18,305,305
Newcrest Mining Ltd.	676,784	6,192,830
QBE Insurance Group Ltd.	953,266	11,328,558
Rio Tinto Ltd.	122,820	7,244,258
Telstra Corp., Ltd.	992,529	4,680,214
Woodside Petroleum Ltd.	437,181	15,830,070
Woolworths Ltd.	445,785	14,783,095
Total		98,188,086
BELGIUM 2.5%
Belgacom SA	318,699	9,979,732
Colruyt SA	245,747	13,542,130
Total		23,521,862
CHINA 3.4%
China Mobile Ltd.	1,683,000	15,452,350
CNOOC Ltd.	11,128,000	16,848,046
Total		32,300,396
FINLAND 1.0%
KONE OYJ, Class B	234,447	9,831,688
FRANCE 7.8%
Air Liquide SA	123,089	16,672,467
Legrand SA	207,170	12,870,459
Rubis SCA	117,419	8,452,077
Sanofi	159,748	16,655,409
Total SA	301,478	19,769,757
Total		74,420,169
GERMANY 5.9%
Adidas AG	89,596	9,694,341
Brenntag AG	38,695	7,177,942
Deutsche Post AG	275,136	10,222,735
SAP AG	180,573	14,617,509
Symrise AG	152,288	7,607,330
Wincor Nixdorf AG	99,129	7,121,866
Total		56,441,723
HONG KONG 4.4%
ASM Pacific Technology Ltd.	1,399,100	13,591,348
Hongkong Electric Holdings Ltd.	1,801,500	15,636,276
VTech Holdings Ltd.	1,003,900	12,903,865
Total		42,131,489

Issuer	Shares	Value

Common Stocks (continued)
IRELAND 1.1%
CRH PLC	361,068	$10,045,501
ISRAEL 1.5%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	2,164,712	3,855,205
Teva Pharmaceutical Industries Ltd.	198,460	10,248,787
Total		14,103,992
JAPAN 8.3%
KDDI Corp.	256,600	14,899,479
Makita Corp.	197,200	10,856,574
Mitsubishi Electric Corp.	1,293,000	14,555,039
Nihon Kohden Corp.	264,700	10,541,951
Sumitomo Rubber Industries Ltd.	1,101,600	14,012,193
Toyota Tsusho Corp.	532,400	13,503,820
Total		78,369,056
MALAYSIA 4.5%
Axiata Group Bhd	8,849,100	18,089,159
Lafarge Malaysia Bhd	1,406,100	3,892,557
Magnum Bhd	4,188,400	3,835,038
Malayan Banking Bhd	5,762,493	17,104,023
Total		42,920,777
NETHERLANDS 4.3%
Koninklijke Vopak NV	256,755	14,336,207
Reed Elsevier NV	643,151	13,897,486
Unilever NV-CVA	297,520	12,228,719
Total		40,462,412
NORWAY 1.0%
Telenor ASA	421,474	9,340,593
SINGAPORE 4.5%
ComfortDelGro Corp., Ltd.	6,933,000	10,966,690
SembCorp Industries Ltd.	1,755,000	7,676,782
Singapore Technologies Engineering Ltd.	2,030,000	6,176,158
United Overseas Bank Ltd.	641,000	11,056,890
Venture Corp., Ltd.	1,211,000	7,188,373
Total		43,064,893
SWEDEN 3.4%
Assa Abloy AB, Class B	244,270	13,005,491
Atlas Copco AB, Class A	454,784	13,118,702

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN (CONTINUED)
Svenska Cellulosa AB, Class B	220,446	$6,488,414
Total		32,612,607
SWITZERLAND 12.7%
Givaudan SA	3,878	5,996,523
Nestlé SA, Registered Shares	383,956	28,903,650
Novartis AG, Registered Shares	296,932	25,190,770
Panalpina Welttransport Holding AG	45,362	6,968,112
Roche Holding AG, Genusschein Shares	93,786	28,112,991
Schindler Holding AG	39,183	5,775,176
Syngenta AG, Registered Shares	15,728	5,947,481
Zurich Insurance Group AG	43,098	13,230,923
Total		120,125,626
TAIWAN 2.8%
Advantech Co., Ltd.	1,179,000	7,658,669
Chunghwa Telecom Co., Ltd.	2,877,000	8,852,950
MediaTek, Inc.	659,000	9,754,311
Total		26,265,930
UNITED KINGDOM 16.2%
BP PLC	1,518,482	12,151,380
British American Tobacco PLC	221,506	12,317,460
British Sky Broadcasting Group PLC	700,992	10,669,856
GlaxoSmithKline PLC	539,884	14,324,577
Legal & General Group PLC	3,693,480	12,604,578
National Grid PLC	885,346	12,132,759

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Royal Dutch Shell PLC, Class A	533,479	$19,490,797
Royal Dutch Shell PLC, Class B	392,395	15,311,115
Scottish & Southern Energy PLC	457,478	11,203,835
Tesco PLC	2,164,545	10,659,868
United Utilities Group PLC	890,537	11,699,112
Vodafone Group PLC	3,055,598	11,222,392
Total		153,787,729
Total Common Stocks (Cost: $849,223,148)		$907,934,529

Preferred Stocks 1.1%
GERMANY 1.1%
Fuchs Petrolub SE	105,395	$10,573,273
Total Preferred Stocks (Cost: $8,566,489)		$10,573,273

	Shares	Value

Money Market Funds 3.5%
Columbia Short-Term Cash Fund, 0.094% (a)(b)	32,966,966	$32,966,966
Total Money Market Funds (Cost: $32,966,966)		$32,966,966
Total Investments
(Cost: $890,756,603) (c)		$951,474,768(d)
Other Assets & Liabilities, Net		(2,330,934)
Net Assets		$949,143,834

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
State Street Bank & Trust Company	9/16/2014	108,440,000	AUD	96,533,288	USD	—	(2,877,147)

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at March 31, 2014.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	41,899,514	38,567,984	(47,500,532)	32,966,966	9,806	32,966,966

(c)

At March 31, 2014, the cost of securities for federal income tax purposes was approximately $890,757,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$82,392,000
Unrealized Depreciation	(21,674,000)
Net Unrealized Appreciation	$60,718,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	52,108,913	—	52,108,913
Consumer Staples	—	98,923,336	—	98,923,336
Energy	—	113,737,373	—	113,737,373
Financials	—	65,324,972	—	65,324,972
Health Care	—	105,074,486	—	105,074,486
Industrials	—	162,529,124	—	162,529,124
Information Technology	—	91,141,246	—	91,141,246
Materials	—	63,598,947	—	63,598,947
Telecommunication Services	—	96,372,073	—	96,372,073
Utilities	—	59,124,059	—	59,124,059
Preferred Stocks
Materials	—	10,573,273	—	10,573,273
Total Equity Securities	—	918,507,802	—	918,507,802
Mutual Funds
Money Market Funds	32,966,966	—	—	32,966,966
Total Mutual Funds	32,966,966	—	—	32,966,966
Investments in Securities	32,966,966	918,507,802	—	951,474,768
Derivatives
Liabilities
Forward Foreign Currency Exchange Contracts		(2,877,147)	—	(2,877,147)
Total	32,966,966	915,630,655	—	948,597,621

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 22, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 22, 2014